                                                              File No. 333-11377
                                                                        811-7799

                         SECURITIES AND EXCHANGE COMMISSION
                               WASHINGTON, D.C. 20549

                                      FORM N-4


              REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                          Post-effective Amendment No. 2



          REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
                                  Amendment No. 3


                              FULCRUM SEPARATE ACCOUNT
             OF ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY
                                (Exact Name of Trust)

               ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY
                                 440 Lincoln Street
                                Worcester, MA 01653
                                   (508) 855-1000
                (Registrant's telephone number including area code)

                     Abigail M. Armstrong, Secretary and Counsel
               ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY
                                 440 Lincoln Street
                                 Worcester, MA 01653
                   (Name and complete address of agent for service)

          It is proposed that this filing will become effective:

                immediately upon filing pursuant to paragraph (b) of Rule 485
          -----
            X   on May 1, 1998 pursuant to paragraph (b) of Rule 485
          -----
                60 days after filing pursuant to paragraph (a)(1) of Rule 485
          -----
                on (date) pursuant to paragraph (a)(1) of Rule 485
          -----
                this post-effective amendment designates a new effective date
          ----- for a previously filed post-effective amendment


                              VARIABLE ANNUITY POLICIES

Pursuant to Reg. Section 270.24f-2 of the Investment Company Act of 1940 ("the 1940 Act"), Registrant has registered an indefinite amount of its securities under the Securities Act of 1933 ("the 1933 Act"). The Rule 24f-2 Notice for the issuer's fiscal year ended December 31, 1997 was filed on or before March 30, 1998.

              CROSS REFERENCE SHEET SHOWING LOCATION IN PROSPECTUS OF
                            ITEMS CALLED FOR BY FORM N-4


FORM N-4 ITEM NO.   CAPTION IN PROSPECTUS
-----------------   ---------------------

1. . . . . . . . .  Cover Page

2. . . . . . . . .  Special Terms

3. . . . . . . . .  Summary;  Annual and Transaction Expenses

4. . . . . . . . .  Condensed Financial Information;   Performance Information

5. . . . . . . . .  Description of the Company, the Variable Account, the
                    Palladian Trust and Allmerica Investment Trust

6. . . . . . . . .  Charges and Deductions

7. . . . . . . . .  Description of the Contract

8. . . . . . . . .  Electing the Form of Annuity and the Annuity Date;
                    Description of Variable Annuity Options; Annuity Benefit Payments

9. . . . . . . . .  Death Benefit

10 . . . . . . . .  Payments;  Computation of Values;  Distribution

11 . . . . . . . .  Surrender;  Withdrawals;  Charge for Surrender and
                    Withdrawal; Withdrawal Without Surrender Charge; Texas Optional Retirement Program

12 . . . . . . . .  Federal Tax Considerations

13 . . . . . . . .  Legal Matters

14 . . . . . . . .  Statement of Additional Information - Table of Contents


FORM N-4 ITEM NO.   CAPTION IN STATEMENT OF ADDITIONAL INFORMATION
-----------------   ----------------------------------------------

15 . . . . . . . .  Cover Page

16 . . . . . . . .  Table of Contents

17 . . . . . . . .  General Information and History

18 . . . . . . . .  Services

19 . . . . . . . .  Underwriters

20 . . . . . . . .  Underwriters

21 . . . . . . . .  Performance Information

22 . . . . . . . .  Annuity Payments

23 . . . . . . . .  Financial Statements

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY
                            WORCESTER, MASSACHUSETTS
         FLEXIBLE PAYMENT DEFERRED VARIABLE AND FIXED ANNUITY CONTRACTS


This Prospectus describes interests under flexible payment deferred variable and fixed annuity contracts, known as the Fulcrum Fund Variable Annuity Contracts, which are issued either on a group basis or as individual contracts by Allmerica Financial Life Insurance and Annuity Company ("Company") to individuals and businesses in connection with retirement plans which may or may not qualify for special federal income tax treatment. (For information about the tax status when used with a particular type of plan, see "FEDERAL TAX CONSIDERATIONS.") Participation in a group contract will be accounted for by the issuance of a certificate describing the individual's interest under the group contract. Participation in an individual contract will be evidenced by the issuance of an individual contract. Certificates and individual contracts are referred to collectively herein as the "Contract(s)." The following is a summary of information about these Contracts. More detailed information can be found under the referenced captions in this Prospectus.

Contract values may accumulate on a variable basis in the Contract's Variable Account, known as the Fulcrum Separate Account. The Assets of the Variable Account are divided into Sub-Accounts, each investing exclusively in shares of one series of an underlying investment company. The following portfolios of The Palladian-SM- Trust are offered under the Contract:

                                VALUE PORTFOLIO
                                GROWTH PORTFOLIO
                         INTERNATIONAL GROWTH PORTFOLIO
                       GLOBAL STRATEGIC INCOME PORTFOLIO
                     GLOBAL INTERACTIVE/TELECOMM PORTFOLIO

The following series of Allmerica Investment Trust is offered under the
Contract:

                               MONEY MARKET FUND


In most jurisdictions, values also may be allocated on a fixed basis to the Fixed Account, which is part of the Company's General Account, and, during the accumulation period, to one or more of the Guarantee Period Accounts. Amounts allocated to the Fixed Account earn interest at a guaranteed rate for one year from the date allocated. Amounts allocated to a Guarantee Period Account earn a fixed rate of interest for the duration of the applicable Guarantee Period. The interest earned is guaranteed if held for the entire Guarantee Period. If removed prior to the end of the Guarantee Period, the value may be increased or decreased by a Market Value Adjustment. Amounts allocated to the Guarantee Period Accounts in the accumulation phase are held in the Company's Separate Account GPA.



Additional information is contained in a Statement of Additional Information ("SAI") dated May 1, 1998 filed with the Securities and Exchange Commission ("SEC") and incorporated herein by reference. The Table of Contents of the SAI is on page 4 of this Prospectus. The SAI is available upon request and without charge through Allmerica Investments, Inc., 440 Lincoln Street, Worcester, MA 01653, Telephone 800-917-1909.



THIS PROSPECTUS IS VALID ONLY WHEN ACCOMPANIED BY CURRENT PROSPECTUSES OF ALLMERICA INVESTMENT TRUST AND THE PALLADIAN TRUST. THE GLOBAL STRATEGIC INCOME PORTFOLIO MAY INVEST IN HIGHER YIELDING, LOWER RATED DEBT SECURITIES (SEE "INVESTMENT OBJECTIVES AND POLICIES"). INVESTORS SHOULD RETAIN A COPY OF THIS PROSPECTUS FOR FUTURE REFERENCE.


THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


                               DATED MAY 1, 1998

THE CONTRACTS ARE OBLIGATIONS OF ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY AND ARE DISTRIBUTED BY ALLMERICA INVESTMENTS, INC. THE CONTRACTS ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK OR CREDIT UNION. THE CONTRACTS ARE NOT INSURED BY THE U.S. GOVERNMENT, THE FEDERAL DEPOSIT INSURANCE CORPORATION (FDIC), OR ANY OTHER FEDERAL AGENCY. INVESTMENT IN THE CONTRACTS IS SUBJECT TO VARIOUS RISKS, INCLUDING THE FLUCTUATION OF VALUE AND POSSIBLE LOSS OF PRINCIPAL.

THE CONTRACTS OFFERED BY THIS PROSPECTUS MAY NOT BE AVAILABLE IN ALL STATES. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE. NO PERSON IS AUTHORIZED TO MAKE ANY REPRESENTATIONS IN CONNECTION WITH THIS OFFERING OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS.

                               TABLE OF CONTENTS


STATEMENT OF ADDITIONAL INFORMATION TABLE OF CONTENTS......................    4
SPECIAL TERMS..............................................................    5
SUMMARY....................................................................    7
ANNUAL AND TRANSACTION EXPENSES............................................   12
CONDENSED FINANCIAL INFORMATION............................................   19
PERFORMANCE INFORMATION....................................................   20
DESCRIPTION OF THE COMPANY, THE VARIABLE ACCOUNT, THE PALLADIAN-SM- TRUST,
 AND ALLMERICA INVESTMENT TRUST............................................   21
INVESTMENT OBJECTIVES AND POLICIES.........................................   23
DESCRIPTION OF THE CONTRACT................................................   24
  A.  Payments.............................................................   24
  B.  Right to Revoke Individual Retirement Annuity........................   25
  C.  Right to Revoke All Other Contracts..................................   25
  D.  Transfer Privilege...................................................   26
            Automatic Transfers and Automatic Account Rebalancing
              Options......................................................   26
  E.  Surrender............................................................   26
  F.  Withdrawals..........................................................   27
            Systematic Withdrawals.........................................   28
            Life Expectancy Distributions..................................   28
  G.  Death Benefit........................................................   29
            Death of the Annuitant Prior to the Annuity Date...............   29
            Death of an Owner Who is Not Also the Annuitant Prior to the
              Annuity Date.................................................   29
            Payment of the Death Benefit Prior to the Annuity Date.........   29
            Death of the Annuitant On or After the Annuity Date............   30
  H.  The Spouse of the Owner as Beneficiary...............................   30
  I.  Assignment...........................................................   30
  J.  Electing the Form of Annuity and the Annuity Date....................   30
  K.  Description of Variable Annuity Payout Options.......................   31
  L.  Annuity Benefit Payments.............................................   32
            The Annuity Unit...............................................   32
            Determination of the First and Subsequent Annuity Benefit
              Payments.....................................................   32
  M. NORRIS Decision.......................................................   33
  N.  Computation of Values................................................   33
            The Accumulation Unit..........................................   33
            Net Investment Factor..........................................   34
CHARGES AND DEDUCTIONS.....................................................   34
  A.  Variable Account Deductions..........................................   34
            Mortality and Expense Risk Charge..............................   34
            Administrative Expense Charge..................................   35
            Other Charges..................................................   35
  B.  Contract Fee.........................................................   35
  C.  Premium Taxes........................................................   35
  D.  Contingent Deferred Sales Charge.....................................   36
            Charge for Surrender and Withdrawal............................   36
            Reduction or Elimination of Withdrawal Charge..................   37
            Withdrawal Without Surrender Charge............................   37
            Surrenders.....................................................   38
            Charge at the Time Annuity Benefit Payments Begin..............   38
  E.  Transfer Charge......................................................   39
GUARANTEE PERIOD ACCOUNTS..................................................   39

FEDERAL TAX CONSIDERATIONS.................................................   41
  A.  Qualified and Non-Qualified Contracts................................   42
  B.  Taxation of the Contracts in General.................................   42
            Withdrawals Prior to Annuitization.............................   42
            Annuity Payouts After Annuitization............................   42
            Penalty on Distribution........................................   42
            Assignments or Transfers.......................................   43
            Non-Natural Owners.............................................   43
            Deferred Compensation Plans of State and Local Governments and
              Tax-Exempt Organizations.....................................   43
  C.  Tax Withholding......................................................   43
  D.  Provisions Applicable to Qualified Employer Plans....................   44
            Corporate and Self Employed Pension and Profit Sharing Plans...   44
            Individual Retirement Annuities................................   44
            Tax-Sheltered Annuities........................................   44
            Texas Optional Retirement Program..............................   45
REPORTS....................................................................   45
LOANS (QUALIFIED CONTRACTS ONLY)...........................................   45
ADDITION, DELETION OR SUBSTITUTION OF INVESTMENTS..........................   45
CHANGES TO COMPLY WITH LAW AND AMENDMENTS..................................   46
VOTING RIGHTS..............................................................   46
DISTRIBUTION...............................................................   47
LEGAL MATTERS..............................................................   47
FURTHER INFORMATION........................................................   47
APPENDIX A -- MORE INFORMATION ABOUT THE FIXED ACCOUNT.....................  A-1
APPENDIX B -- SURRENDER CHARGES AND THE MARKET VALUE ADJUSTMENT............  B-1
APPENDIX C -- THE DEATH BENEFIT............................................  C-1


                      STATEMENT OF ADDITIONAL INFORMATION
                               TABLE OF CONTENTS


GENERAL INFORMATION AND HISTORY............................................    2
TAXATION OF THE CONTRACT, THE VARIABLE ACCOUNT AND THE COMPANY.............    3
SERVICES...................................................................    3
UNDERWRITERS...............................................................    3
ANNUITY BENEFIT PAYMENTS...................................................    4
EXCHANGE OFFER.............................................................    5
PERFORMANCE INFORMATION....................................................    7
TAX-DEFERRED ACCUMULATION..................................................   12
FINANCIAL STATEMENTS.......................................................  F-1

                                 SPECIAL TERMS


ACCUMULATED VALUE: the sum of the value of all Accumulation Units in the Sub-Accounts and of the value of all accumulations in the Fixed Account and Guarantee Period Accounts credited to the Contract, on any date before the Annuity Date.


ACCUMULATION UNIT: a measure of the Owner's interest in a Sub-Account before annuity benefit payments begin.

ANNUITANT: the person designated in the Contract upon whose life annuity benefit payments are to be made.

ANNUITY DATE: the date on which annuity benefit payments begin.

ANNUITY UNIT: a measure of the value of the periodic annuity benefit payments under the Contract.

FIXED ACCOUNT: the part of the Company's General Account that guarantees principal and a fixed minimum interest rate and to which all or a portion of a payment or transfer under this Contract may be allocated.


FIXED ANNUITY PAYOUT: an Annuity payout option providing for annuity benefit payments which remain fixed in amount throughout the annuity benefit payment period selected.


GENERAL ACCOUNT: all the assets of the Company other than those held in a separate account.

GUARANTEE PERIOD: the number of years that a Guaranteed Interest Rate is credited.

GUARANTEE PERIOD ACCOUNT: an account which corresponds to a Guaranteed Interest Rate for a specified Guarantee Period and is supported by assets in a non-unitized separate account.

GUARANTEED INTEREST RATE: the annual effective rate of interest after daily compounding credited to a Guarantee Period Account.

MARKET VALUE ADJUSTMENT: a positive or negative adjustment assessed if any portion of a Guarantee Period Account is withdrawn or transferred prior to the end of its Guarantee Period.

OWNER: the person, persons or entity entitled to exercise the rights and privileges under the Contract. Joint Owners are permitted if one of the two is the Annuitant.

SUB-ACCOUNT: a subdivision of the Variable Account. Each Sub-Account available under the Contract invests exclusively in the shares of a corresponding portfolio of The Palladian-SM- Trust or fund of Allmerica Investment Trust.

SURRENDER VALUE: the Accumulated Value of the Contract on full surrender after application of any Contract fee, contingent deferred sales charge, and Market Value Adjustment.


UNDERLYING FUNDS (OR FUNDS): the portfolios of The Palladian-SM- Trust and the fund of Allmerica Investment Trust which are offered under the Contract. These are: the Value Portfolio, Growth Portfolio, International Growth Portfolio, Global Strategic Income Portfolio, and Global Interactive/Telecomm Portfolio of The Palladian-SM- Trust, and the Money Market Fund of Allmerica Investment Trust.



VALUATION DATE: a day on which the net asset value of the shares of any of the Funds is determined and unit values of the Sub-Accounts are determined. Valuation dates currently occur on each day on which the New York Stock Exchange is open for trading, and on such other days (other than a day during which no payment, withdrawal, or surrender of a Contract was received) when there is a sufficient degree of trading in a Fund's portfolio securities such that the current net asset value of the Sub-Accounts may be materially affected.

VARIABLE ACCOUNT: the Fulcrum Account, one of the Company's Separate Accounts, consisting of assets segregated from other assets of the Company. The investment performance of the assets of the Variable Account is determined separately from the other assets of the Company and are not chargeable with liabilities arising out of any other business which the Company may conduct.

VARIABLE ANNUITY PAYOUT: an Annuity payout option providing for payments varying in amount in accordance with the investment experience of certain of the Funds.

                                    SUMMARY

WHAT IS THE FULCRUM FUND VARIABLE ANNUITY?

The Fulcrum Fund Variable Annuity contract is an insurance contract designed to help you, the Owner, accumulate assets for your retirement or other important financial goals on a tax-deferred basis. The Contract combines the concept of professional money management with the attributes of an annuity contract. Features available through the Contract include:

-  a customized investment portfolio

- experienced professional investment advisers who are paid on an incentive fee basis

-  tax deferral on earnings

-  guarantees that can protect your family during the accumulation phase

-  income that can be guaranteed for life

-  issue age up to your 90th birthday.


The Contract has two phases: an accumulation phase and, if you choose to annuitize, an annuity payout phase. During the accumulation phase, your initial payment and any additional payments you choose to make may be allocated among the Sub-Accounts investing in the portfolios of securities (the "Underlying Funds"), to the Guarantee Period Accounts, and to the Fixed Account. You select the investment options most appropriate for your investment needs. As those needs change, you may also change your allocation without incurring any tax consequences. The Contract's Accumulated Value is based on the investment performance of the Funds and any accumulations in the Guarantee Period and Fixed Accounts. No income taxes are paid on any earnings under the Contract unless and until Accumulated Values are withdrawn. In addition, during the accumulation phase, the beneficiaries receive certain protections and guarantees in the event of the Annuitant's death. See discussion below: "WHAT HAPPENS UPON DEATH DURING THE ACCUMULATION PHASE?"


WHAT HAPPENS IN THE ANNUITY PAYOUT PHASE?

During the annuity payout phase, the Annuitant can receive income based on several annuity payout options. You choose the annuity payout option and the date for annuity benefit payments to begin. You also decide whether you want variable annuity benefit payments based on the investment performance of certain Funds, fixed annuity benefit payments with payment amounts guaranteed by the Company, or a combination of fixed and variable annuity benefit payments. Among the payout options available during the annuity payout phase are:

-  periodic payments for your lifetime (assuming you are the Annuitant);

- periodic payments for your life and the life of another person selected by you;

- periodic payments for your lifetime with guaranteed payments continuing to the beneficiary for ten years in the event that you die before the end of ten years;

- periodic payments over a specified number of years (1 to 30); under this option you may reserve the right to convert remaining payments to a lump sum payout by electing a "commutable" option.

WHO ARE THE KEY PERSONS UNDER THE CONTRACT?


The Contract is between you, (the "Owner"), and us, Allmerica Financial Life Insurance and Annuity Company (the "Company"). Each Contract has an Owner (or an Owner and a Joint Owner, in which case one of the two must be the Annuitant), an Annuitant and one or more beneficiaries. As Owner, you make payments, choose investment allocations and select the Annuitant and beneficiary. The Annuitant is the individual who receives annuity benefit payments under the Contract. The beneficiary is the person who receives any payment on the death of the Owner or Annuitant.


HOW MUCH CAN I INVEST AND HOW OFTEN?

The number and frequency of payments are flexible, subject to the minimum and maximum payments stated in "A. Payments."

WHAT ARE MY INVESTMENT CHOICES?

The Contract permits net payments to be allocated among the Funds, the Guarantee Period Accounts, and the Fixed Account. You have a choice of six Funds:

-  Value Portfolio of The Palladian-SM- Trust
    Managed by GAMCO Investors, Inc.

-  Growth Portfolio of The Palladian-SM- Trust
    Managed by Stonehill Capital Management, Inc.

-  International Growth Portfolio of The Palladian-SM- Trust
    Managed by Bee & Associates Incorporated

-  Global Strategic Income Portfolio of The Palladian-SM- Trust
    Managed by Allmerica Asset Management, Inc.

- Global Interactive/Telecomm Portfolio of The Palladian-SM- Trust Managed by GAMCO Investors, Inc.

-  Money Market Fund of Allmerica Investment Trust
    Managed by Allmerica Asset Management, Inc.

This range of investment choices enables you to allocate your money among the Funds to meet your particular investment needs. For a more detailed description of the Funds, see "INVESTMENT OBJECTIVES AND POLICIES."

GUARANTEE PERIOD ACCOUNTS. Assets supporting the guarantees under the Guarantee Period Accounts are held in the Company's Separate Account GPA, a non-unitized insulated separate account. Values and benefits calculated on the basis of Guarantee Period Account allocations, however, are obligations of the Company's General Account. Amounts allocated to a Guarantee Period Account earn a Guaranteed Interest Rate declared by the Company. The level of the Guaranteed Interest Rate depends on the number of years of the Guarantee Period selected. The Company may offer up to nine Guarantee Periods ranging from two to ten years in duration. Once declared, the Guaranteed Interest Rate will not change during the duration of the Guarantee Period. If amounts allocated to a Guarantee Period Account are transferred, surrendered or applied to any annuity option at any time other than the day following the last day of the applicable Guarantee Period, a Market Value Adjustment will apply that may increase or decrease the account's value. For more information about the Guarantee Period Accounts and the Market Value Adjustment, see "GUARANTEE PERIOD ACCOUNTS."

The Guarantee Period Accounts may not be available in all states.

FIXED ACCOUNT. The Fixed Account is part of the General Account which consists of all the Company's assets other than those allocated to the Variable Account and any other separate account. Allocations to the Fixed Account are guaranteed as to principal and a minimum rate of interest. Additional excess interest may be declared periodically at the Company's discretion. Furthermore, the initial rate in effect on the date an amount is allocated to the Fixed Account will be guaranteed for one year from that date. For more information about the Fixed Account, see APPENDIX A, "MORE INFORMATION ABOUT THE FIXED ACCOUNT."


WHO ARE THE INVESTMENT ADVISERS?



THE PALLADIAN-SM- TRUST. Allmerica Financial Investment Management Services, Inc. ("AFIMS"), an affiliate of the Company, serves as overall manager of The Palladian-SM- Trust and is responsible for administrative and general supervisory services to the Portfolios. The Palladian-SM- Trust and AFIMS have entered into Sub-Adviser Agreements with certain investment advisers for investment management services for the Portfolios. The Portfolio Managers of the five Portfolios of The Palladian-SM- Trust are as follows:



PORTFOLIO                                      PORTFOLIO MANAGER
------------------------------------  ------------------------------------
Value Portfolio                       GAMCO Investors, Inc.
Growth Portfolio                      Stonehill Capital Management, Inc.
International Growth Portfolio        Bee & Associates Incorporated
Global Strategic Income Portfolio     Allmerica Asset Management, Inc.
Global Interactive/Telecomm
 Portfolio                            GAMCO Investors, Inc.



The Portfolio Managers (other than Allmerica Asset Management, Inc.) are not affiliated with the Company or the Trust.



ALLMERICA INVESTMENT TRUST. AFIMS is the investment manager of Allmerica Investment Trust and, subject to the direction of its Board of Trustees, handles the day-to-day affairs of the Trust. AFIMS has entered into a Sub-Adviser Agreement with its affiliate, Allmerica Asset Management, Inc., for investment management services for the Money Market Fund.


For more information, see "DESCRIPTION OF THE COMPANY, THE VARIABLE ACCOUNT, THE PALLADIAN-SM- TRUST AND ALLMERICA INVESTMENT TRUST."

CAN I MAKE TRANSFERS AMONG THE FUNDS?


Yes. Prior to the Annuity Date, you may transfer among the Sub-Accounts, the Guarantee Period Accounts, and the Fixed Account. You will incur no current taxes on transfers while your money remains in the Contract. See "D. Transfer Privilege." The first 12 transfers in a Contract year are guaranteed to be free of a transfer charge. For each subsequent transfer in a Contract year, the Company does not currently charge but reserves the right to assess a processing charge guaranteed never to exceed $25.


WHAT IF I NEED MY MONEY BEFORE MY ANNUITY PAYOUT PHASE BEGINS?


You may surrender the Contract or make withdrawals any time before your annuity payout phase begins. Each year you can take without a surrender charge the greatest of 100% of cumulative earnings, 15% of the Contract's Accumulated Value or, if you are both an Owner and the Annuitant, an amount based on your life expectancy. Similarly, no surrender charge will apply if an amount is withdrawn based on the Annuitant's life expectancy if the Owner is a trust or other non-natural person.) A 10% tax penalty may apply on all amounts deemed to be income if you are under age 59 1/2. Additional amounts may be withdrawn at any time but may be subject to the surrender charge for payments that have not been invested in the Contract for more than seven years. (A Market Value Adjustment, which may increase or decrease the value of your account, may apply to any withdrawal made from a Guarantee Period Account prior to the expiration of the Guarantee Period.)


In addition, except where prohibited by state law, you may withdraw all or a portion of your money without a surrender charge if, after the Contract is issued, you are admitted to a medical care facility, become disabled or are diagnosed with a fatal illness. For details and restrictions, see "Reduction or Elimination of Surrender Charge."


WHAT HAPPENS UPON DEATH DURING THE ACCUMULATION PHASE?



If the Annuitant, Owner or Joint Owner should die before the Annuity Date, a death benefit will be paid to the beneficiary. Upon the death of the Annuitant (or an Owner who is also an Annuitant), the death benefit is equal to the greatest of:



-  The Accumulated Value increased by any positive Market Value Adjustment;



- Gross payments, compounded annually at 5%, decreased proportionately to reflect withdrawals; or



- The death benefit that would have been payable on the most recent Contract anniversary date, increased for subsequent payments and decreased proportionately for subsequent withdrawals.



This guaranteed death benefit works in the following way assuming no withdrawals are made. On the first anniversary, the death benefit will be equal to the greater of (a) the Accumulated Value (increased by any positive Market Value Adjustment) or (b) gross payments compounded at the annual rate of 5%. The higher of (a) or (b) will then be locked in until the second anniversary, at which time the death benefit will be equal to the greatest of (a) the Contract's then current Accumulated Value increased by any positive Market Value Adjustment; (b) gross payments compounded at the annual rate of 5% or (c) the locked-in value of the death benefit at the first anniversary. The greatest of
(a), (b) or (c) will be locked in until the next Contract anniversary. This calculation will then be repeated on each anniversary while the Contract remains in force and prior to the Annuity Date. As noted above, the values of (b) and
(c) will be decreased proportionately if withdrawals are taken.


If an Owner who is not also the Annuitant dies during the accumulation phase, the death benefit will equal the Accumulated Value of the Contract increased by any positive Market Value Adjustment.

(If the Annuitant dies after the Annuity Date but before all guaranteed annuity benefit payments have been made, the remaining payments will be paid to the beneficiary at least as rapidly as under the annuity option in effect. See "G. Death Benefit.")

WHAT CHARGES WILL I INCUR UNDER MY CONTRACT?

If the Accumulated Value is less than $100,000 on each Contract anniversary and upon surrender, a $30 Contract fee will be deducted from the Contract. The Contract fee is waived for Contracts issued to and maintained by a trustee of a 401(k) plan.

Should you decide to surrender the Contract, make withdrawals, or receive payments under certain annuity payout options, you may be subject to a contingent deferred sales charge. If applicable, this charge will be between 1% and 7% of payments withdrawn, based on when the payments were made.

A deduction for state and local premium taxes, if any, may be made as described under "C. Premium Taxes."

The Company will deduct a daily Mortality and Expense Risk Charge and Administrative Expense Charge equal to 1.25% and 0.20%, respectively, of the average daily net assets invested in each Underlying Fund. The

Funds will incur certain management fees and expenses which are more fully described in "Other Charges" and in the prospectuses for the Funds, which accompany this Prospectus.


CAN I EXAMINE THE CONTRACT?


Yes. The Contract will be delivered to you after your purchase. If you return the Contract to the Company within ten days of receipt, the Contract will be canceled. (There may be a longer period in certain states; see the "Right to Examine" provision on the cover of the Contract.) If you cancel the Contract, you will receive a refund of any amounts allocated to the Fixed and Guarantee Period Accounts and the Accumulated Value of any amounts allocated to the Sub-Accounts (plus any fees or charges that may have been deducted.) If state law requires, or if the Contract was issued as an Individual Retirement Annuity ("IRA") however, you will receive the greater of the amount described above or your entire payment. See "B. Right to Revoke Individual Retirement Annuity."


CAN I MAKE FUTURE CHANGES UNDER MY CONTRACT?

There are several changes you can make after receiving the Contract:

- You may assign your ownership to someone else, except under certain qualified plans.

- You may change the beneficiary, unless you have irrevocably designated a beneficiary.

-  You may change your allocation of payments.

- You may make transfers of Contract value among your current investments without any tax consequences.

- You may cancel the Contract within ten days of delivery (or longer if required by state law).

                        ANNUAL AND TRANSACTION EXPENSES


The following tables show charges under your Contract, expenses of the Sub-Accounts, and expenses of the Underlying Funds. In addition to the charges and expenses described below, premium taxes are applicable in some states and deducted as described under "Premium Taxes."


                                                                   YEARS FROM DATE
CONTRACT CHARGES                                                      OF PAYMENT       CHARGE
-----------------------------------------------------------------  ----------------  -----------
                                                                         0-1             7%
CONTINGENT DEFERRED SALES CHARGE:                                         2              6%
 This charge may be assessed upon surrender, withdrawal or                3              5%
 annuitization under any commutable period certain option or a            4              4%
 noncommutable period certain option of less than ten years. The          5              3%
 charge is a percentage of payments applied to the amount                 6              2%
 surrendered (in excess of any amount that is free of surrender           7              1%
 charge) within the indicated time period.                            Thereafter         0%

TRANSFER CHARGE:                                                                        None
 The Company currently makes no charge for transfers, and
 guarantees that the first 12 transfers in a Contract year will not be subject to a transfer charge. For each subsequent
 transfer, the Company reserves the right to assess a charge, guaranteed never to exceed $25, to reimburse the Company for the costs of processing the transfer.

ANNUAL CONTRACT FEE:                                                                  $  30
 The $30 Contract fee is deducted annually and upon surrender when Accumulated Value is less than $100,000. The Contract fee is currently waived for Contracts issued to and maintained by the trustee of a 401(k) plan.

VARIABLE ACCOUNT ANNUAL EXPENSES:
 (on an annual basis as a percentage of average daily net assets)
  Mortality and Expense Risk Charge:                                                    1.25%
  Administrative Expense Charge:                                                        0.20%
                                                                                     -----------
  Total Annual Expenses:                                                                1.45%
                                                                                     -----------
                                                                                     -----------


UNDERLYING FUND EXPENSES:


In addition to the charges described above, certain fees and expenses are deducted from the assets of the Underlying Funds. The levels of fees and expenses vary among the Funds. For more information concerning fees and expenses, see the prospectuses of the Funds.



The following table gives certain fee and expense information for the Funds for 1997. However, a performance-based management fee is provided for under the Management Agreements for the Portfolios of The Palladian-SM- Trust (the "Portfolios"). The base fee is 2.00%, but the actual fee may vary from between 0.00% to

4.00%, depending on a Portfolio's performance. Because of the possibility of wide variations in the management fees from year-to-year, hypothetical expense information assuming fees of 0.00%, 2.00% and 4.00%, is also shown below under "MORE INFORMATION ABOUT PERFORMANCE FEES."



                                                                    OTHER EXPENSES
                                                                      (AFTER ANY
                                                    MANAGEMENT        APPLICABLE       TOTAL FUND
FUND                                                   FEES         REIMBURSEMENT)      EXPENSES
------------------------------------------------  ---------------  -----------------  -------------
Value Portfolio.................................         0.14%(1)          1.00%(2)         1.14%
Growth Portfolio................................         0.20%(1)          1.00%(2)         1.20%
International Growth Portfolio..................         0.58%(1)          1.20%(2)         1.78%
Global Strategic Income Portfolio...............         0.40%(3)          1.20%(2)         1.60%
Global Interactive/Telecomm Portfolio...........         0.27%(1)          1.20%(2)         1.47%
Money Market Fund...............................         0.27%             0.08%            0.35%(4)


(1) A performance based advisory fee is in effect, which fee may vary anywhere from 0.00% to 4.00%.


(2) Restated to reflect the expense limitation in effect during 1998. AFIMS has agreed to limit operating expenses and reimburse those expenses to the extent that the Portfolios' "other expenses" during 1998 (i.e., expenses other than management fees) exceed the following expense limitations: 1.00% for the Value Portfolio, 1.00% for the Growth Portfolio, 1.20% for the International Growth Portfolio, 1.20% for the Global Strategic Income Portfolio, and 1.20% for the Global Interactive/Telecomm Portfolio. The limitations are in effect through December 31, 1998. Without the effect of the expense limitations, the 1997 "Other Expenses" ratios would have been the following: 4.75% for the Value Portfolio, 6.12% for the Growth Portfolio, 7.11% for the International Growth Portfolio, 6.68% for the Global Strategic Income Portfolio, and 7.26% for the Global Interactive/Telecomm Portfolio.



(3) The actual management fee for the Global Strategic Income Portfolio for 1997 was 0.41%. The fee has been restated to 0.40% because, effective April 13, 1998, a new Portfolio Manager is in place. At a meeting of the Board of Trustees of The Palladian-SM- Trust ("Board") which was held on April 9, 1998, the Board approved a new Portfolio Management Agreement with Allmerica Asset Management, Inc. ("AAM"). The Portfolio Management Agreement is subject to the approval of shareholders at a meeting scheduled to be held no later than June 8, 1998. The Portfolio Management Agreement provides that during the Portfolio Manager's first year of service, the Portfolio will pay a fixed annual fee of 0.80% of average daily net assets, rather than paying a performance-based fee. After the twelfth full calendar month has elapsed under the Portfolio Management Agreement, the performance-based fee will be in effect. Although the Agreement sets the fee at 0.80% through April 30, 1999, the fee is subject to two important limitations. First, until June 8, 1998, when the Portfolio Management Agreement is to be presented at a shareholder meeting for approval, the fee will be calculated at the lesser of the following two rates: (1) 0.80%; and (2) the rate that would have applied under the old advisory agreement. The latter rate varies based on prior performance, but as noted above was 0.41% for 1997. Second, the Manager and the Portfolio Manager have voluntarily agreed to limit their fee from June 9, 1998 through April 30, 1999 to an annual rate of 0.40%. See the Prospectus of The Palladian-SM- Trust for more information.


(4) Under the Management Agreement with Allmerica Investment Trust, AFIMS has declared a voluntary expense limitation of 0.60% for the Money Market Fund, but the expenses of the Money Market Fund did not exceed the cap in 1997. The limitation may be terminated at any time.

EXAMPLES

The following examples demonstrate the cumulative expenses which would be paid at one, three, five, and ten years, assuming the 1997 expenses set forth above, a $1,000 investment in a Sub-Account and a 5% annual return on assets, as required by rules of the SEC.

(1) IF, AT THE END OF THE APPLICABLE TIME PERIOD, YOU SURRENDER THE CONTRACT OR ANNUITIZE* UNDER A COMMUTABLE PERIOD CERTAIN OPTION OR A NON-COMMUTABLE PERIOD CERTAIN OPTION OF LESS THAN TEN YEARS, OR ANY FIXED PERIOD CERTAIN OPTION, YOU WOULD PAY THE FOLLOWING EXPENSES ON A $1,000 INVESTMENT, ASSUMING A 5% ANNUAL RETURN ON ASSETS:


FUND                                                      1 YEAR     3 YEARS    5 YEARS   10 YEARS
-------------------------------------------------------  ---------  ---------  ---------  ---------
Value Portfolio........................................     $88       $127       $168       $296
Growth Portfolio.......................................     $88       $129       $171       $302
International Growth Portfolio.........................     $94       $146       $199       $357
Global Strategic Income Portfolio......................     $92       $141       $191       $341
Global Interactive/Telecomm Portfolio..................     $91       $137       $184       $328
Money Market Fund......................................     $80       $105       $130       $216


(2) IF, AT THE END OF THE APPLICABLE TIME PERIOD, YOU ANNUITIZE* UNDER A LIFE OPTION OR A NON-COMMUTABLE PERIOD CERTAIN OPTION OF TEN YEARS OR LONGER, OR IF YOU DO NOT SURRENDER OR ANNUITIZE THE CONTRACT, YOU WOULD PAY THE FOLLOWING EXPENSES ON A $1,000 INVESTMENT, ASSUMING A 5% ANNUAL RETURN ON ASSETS:


FUND                                                      1 YEAR     3 YEARS    5 YEARS   10 YEARS
-------------------------------------------------------  ---------  ---------  ---------  ---------
Value Portfolio........................................     $27        $82       $140       $296
Growth Portfolio.......................................     $27        $84       $143       $302
International Growth Portfolio.........................     $33       $101       $171       $357
Global Strategic Income Portfolio......................     $31        $96       $163       $341
Global Interactive/Telecomm Portfolio..................     $30        $92       $156       $328
Money Market Fund......................................     $19        $58       $100       $216


As required in rules promulgated under the Investment Company Act of 1940 (the "1940 Act"), the Contract fee is reflected in the examples by a method to show the "average" impact on an investment in the Variable Account. The total Contract fees collected are divided by the total average net assets attributable to the Contracts. The resulting percentage is 0.04%, and the amount of the Contract fee is assumed to be $0.40 in the examples. The Contract fee is deducted only when the Accumulated Value is less than $100,000. Lower costs apply to Contracts issued to a 401(k) plan.



* The Contract fee is not deducted after annuitization. No contingent deferred sales charge is assessed at the time of annuitization under an option including a life contingency or under a noncommutable period certain option of ten years or longer.

MORE INFORMATION ABOUT PERFORMANCE FEES

The tables below show the expenses of the Portfolios of The Palladian-SM- Trust as if the Portfolios paid performance based management fees of 0%, 2%, and 4%, respectively.


A performance-based management fee is currently in effect for the Portfolios of The Palladian-SM- Trust, other than the Global Strategic Income Portfolio. The base fee is 2.00%, but the actual fee may vary from between 0.00% to 4.00%, depending on the Portfolio's performance. The base fee of 2.00% will be paid if the Portfolio's performance (net of all fees and expenses, including the management fee) is between 1.5 and 3.0 percentage points higher than the applicable benchmark index. A fee of 4.00% will be paid only if the Portfolio's performance (net of all fees and expenses, including the management fee) is at least 7.5 percentage points higher than the applicable benchmark index. No fee will apply if the Portfolio's performance is more than 3.0 percentage points lower than the applicable benchmark index; see the prospectus of The Palladian-SM- Trust for more details. Because of this variation, expense information assuming fees of 0.00%, 2.00% and 4.00% is shown below. The fee, however, could be any figure between 0.00% and 4.00%. In 1997, the actual management fees were 0.14% for the Value Portfolio, 0.20% for the Growth Portfolio, 0.58% for the International Growth Portfolio, and 0.27% for the Global Interactive/Telecomm Portfolio.



For the first 12 full calendar months after a new Portfolio Manager is hired (or, in the case of a Portfolio that had only one Portfolio Manager, for the first 12 full calendar months of operations), the advisory agreement set the management fee at an annual rate of 0.80% of the Portfolio's average daily net assets. As of the date of this prospectus, this initial fee is relevant for only one Portfolio -- the Global Strategic Income Portfolio. That Portfolio has retained Allmerica Asset Management Inc. ("AAM") as Portfolio Manager effective April 13, 1998. The Portfolio Management Agreement with AAM provides that, during AAM's first year of service the Portfolio will pay a fixed annual fee of 0.80% of average daily net assets, rather than paying a performance-based fee. After the twelfth full calendar month has elapsed under the Portfolio Management Agreement, the performance-based fee arrangement described above will be in effect. However, AFIMS and AAM have voluntarily agreed that for the first year (through April 30, 1999) the management fee will be capped at 0.40%. The fee is subject to additional limitations. For more information, see Footnote 3, below, and the prospectus for The Palladian-SM- Trust.


EXAMPLE 1 -- ASSUMING ADVISORY FEE OF 0.00% FOR THE PORTFOLIOS OF THE
  PALLADIAN-SM- TRUST.

(For the fee to be 0.00% a Portfolio's performance, net of all fees and expenses, would have to be more than 3.0 percentage points below the benchmark index.)


                                                                     OTHER EXPENSES
                                                                       (AFTER ANY         TOTAL
                                                     MANAGEMENT        APPLICABLE       OPERATING
FUND                                                    FEES         REIMBURSEMENT)     EXPENSES
-------------------------------------------------  ---------------  -----------------  -----------
Value Portfolio..................................         0.00%(1)          1.00%(2)        1.00%
Growth Portfolio.................................         0.00%(1)          1.00%(2)        1.00%
International Growth Portfolio...................         0.00%(1)          1.20%(2)        1.20%
Global Strategic Income Portfolio................         0.00%(3)          1.20%(2)        1.20%
Global Interactive/Telecomm Portfolio............         0.00%(1)          1.20%(2)        1.20%
Money Market Fund................................         0.27%             0.08%           0.35%(4)

EXAMPLE 2 -- ASSUMING ADVISORY FEE OF 2.00% FOR THE PORTFOLIOS OF THE
  PALLADIAN-SM- TRUST.

(For the fee to be 2.00%, a Portfolio's performance, net of all fees and expenses, would have to be between 1.5 and 3.0 percentage points higher than the benchmark index.)


                                                                     OTHER EXPENSES
                                                                       (AFTER ANY         TOTAL
                                                     MANAGEMENT        APPLICABLE       OPERATING
FUND                                                    FEES         REIMBURSEMENT)     EXPENSES
-------------------------------------------------  ---------------  -----------------  -----------
Value Portfolio..................................         2.00%(1)          1.00%(2)        3.00%
Growth Portfolio.................................         2.00%(1)          1.00%(2)        3.00%
International Growth Portfolio...................         2.00%(1)          1.20%(2)        3.20%
Global Strategic Income Portfolio................         2.00%(3)          1.20%(2)        3.20%
Global Interactive/Telecomm Portfolio............         2.00%(1)          1.20%(2)        3.20%
Money Market Fund................................         0.27%             0.08%           0.35%(4)


EXAMPLE 3 -- ASSUMING ADVISORY FEE OF 4.00% FOR THE PORTFOLIOS OF THE
  PALLADIAN-SM- TRUST.

(For the fee to be 4.00%, a Portfolio's performance, net of all fees and expenses, would have to be at least 7.5 percentage points higher than the benchmark index.)


                                                                     OTHER EXPENSES
                                                                       (AFTER ANY         TOTAL
                                                     MANAGEMENT        APPLICABLE       OPERATING
FUND                                                    FEES         REIMBURSEMENT)     EXPENSES
-------------------------------------------------  ---------------  -----------------  -----------
Value Portfolio..................................         4.00%(1)          1.00%(2)        5.00%
Growth Portfolio.................................         4.00%(1)          1.00%(2)        5.00%
International Growth Portfolio...................         4.00%(1)          1.20%(2)        5.20%
Global Strategic Income Portfolio................         4.00%(3)          1.20%(2)        5.20%
Global Interactive/Telecomm Portfolio............         4.00%(1)          1.20%(2)        5.20%
Money Market Fund................................         0.27%             0.08%           0.35%(4)


------------------------

(1) A performance based advisory fee is in effect, which fee may vary anywhere from 0.00% to 4.00%.


(2) AFIMS has agreed to limit operating expenses and reimburse those expenses to the extent that the "other expenses" of the Portfolios during 1998 (i.e., expenses other than management fees) exceed the following expense limitations:
1.00% for the Value Portfolio, 1.00% for the Growth Portfolio, 1.20% for the International Growth Portfolio, 1.20% for the Global Strategic Income Portfolio, and 1.20% for the Global Interactive/Telecomm Portfolio. The limitations are in effect through December 31, 1998. For the Value Portfolio and the Growth Portfolio, different expense limitations were in effect during 1997. Without the effect of the expense limitations, the 1997 "Other Expenses" ratios would have been 4.75% for the Value Portfolio, 6.12% for the Growth Portfolio, 7.11% for the International Growth Portfolio, 6.68% for the Global Strategic Income Portfolio, and 7.26% for the Global Interactive/Telecomm Portfolio.



(3) The actual management fee for the Global Strategic Income Portfolio for 1997 was 0.41%. The fee has been restated to 0.40% because, effective April 13, 1998, a new Portfolio Manager is in place. At a meeting of the Board of Trustees of The Palladian-SM- Trust ("Board") which was held on April 9, 1998, the Board approved a new Portfolio Management Agreement with Allmerica Asset Management, Inc. ("AAM"). The Portfolio Management Agreement is subject to the approval of shareholders at a meeting scheduled to be held no later than June 8, 1998. The Portfolio Management Agreement provides that during the Portfolio Manager's first year of service, the Portfolio will pay a fixed annual fee of 0.80% of average daily net assets, rather than paying a performance-based fee. After the twelfth full calendar month has elapsed under the Portfolio Management Agreement, the performance-based fee will be in effect. Although the Agreement sets the fee at 0.80% through April 30, 1999, the fee is subject to two important limitations. First, until June 8, 1998, when the Portfolio Management Agreement is to be presented at a shareholder meeting for approval, the fee will be calculated at the lesser of the following two rates: (1) 0.80%; and (2) the rate that would have applied under the old advisory Agreement. The latter rate varies based on prior performance, but as noted above was 0.41% for 1997. Second, the Manager and the Portfolio Manager have voluntarily agreed to limit their fee from June 9, 1998 through April 30, 1999 to an annual rate of 0.40%. See the Prospectus of The Palladian-SM- Trust for more information.


(4) Under the Management Agreement with Allmerica Investment Trust, AFIMS has declared a voluntary expense limitation of 0.60% for the Money Market Fund, but the expenses of the Money Market Fund did not exceed the cap in 1997. The limitation may be terminated at any time.


EXAMPLES BASED ON HYPOTHETICAL PERFORMANCE FEES OF THE PORTFOLIOS OF THE
  PALLADIAN-SM- TRUST.


The information given under the following hypothetical examples should not be considered a representation of past or future expenses. Actual expenses may be greater or lesser than those shown. In particular, because the advisory fee of the five Portfolios of The Palladian-SM- Trust may vary from 0.00% to 4.00% depending on performance, three separate examples are provided: Example (1) assumes that no advisory fee is paid for each of the five Portfolios; Example
(2) assumes that the advisory fee for the five Portfolios is paid at the annual rate of 2.00%; and Example (3) assumes that the advisory fee is paid at the annual rate of 4.00%.

(1) IF, AT THE END OF THE APPLICABLE PERIOD, YOU SURRENDER THE CONTRACT OR ANNUITIZE* UNDER A COMMUTABLE PERIOD CERTAIN OPTION OR A NON-COMMUTABLE PERIOD CERTAIN OPTION OF LESS THAN TEN YEARS, OR ANY FIXED PERIOD CERTAIN OPTION, YOU WOULD PAY THE FOLLOWING EXPENSES ON A $1,000 INVESTMENT, ASSUMING A 5% ANNUAL RETURN ON ASSETS:

EXAMPLE 1 -- ASSUMING ADVISORY FEE OF 0.00% FOR THE PORTFOLIOS OF THE
  PALLADIAN-SM- TRUST

FUND                                                       1 YEAR       3 YEARS      5 YEARS     10 YEARS
-------------------------------------------------------  -----------  -----------  -----------  -----------
Value Portfolio........................................   $      86    $     123    $     161    $     283
Growth Portfolio.......................................   $      86    $     123    $     161    $     283
International Growth Portfolio.........................   $      88    $     129    $     171    $     302
Global Strategic Income Portfolio......................   $      88    $     129    $     171    $     302
Global Interactive/Telecomm Portfolio..................   $      88    $     129    $     171    $     302
Money Market Fund......................................   $      80    $     105    $     130    $     216

EXAMPLE 2 -- ASSUMING ADVISORY FEE OF 2.00% FOR THE PORTFOLIOS OF THE
  PALLADIAN-SM- TRUST

FUND                                                       1 YEAR       3 YEARS      5 YEARS     10 YEARS
-------------------------------------------------------  -----------  -----------  -----------  -----------
Value Portfolio........................................   $     105    $     180    $     255    $     462
Growth Portfolio.......................................   $     105    $     180    $     255    $     462
International Growth Portfolio.........................   $     107    $     185    $     263    $     478
Global Strategic Income Portfolio......................   $     107    $     185    $     263    $     478
Global Interactive/Telecomm Portfolio..................   $     107    $     185    $     263    $     478
Money Market Fund......................................   $      80    $     105    $     130    $     216

EXAMPLE 3 -- ASSUMING ADVISORY FEE OF 4.00% FOR THE PORTFOLIOS OF THE
  PALLADIAN-SM- TRUST

FUND                                                       1 YEAR       3 YEARS      5 YEARS     10 YEARS
-------------------------------------------------------  -----------  -----------  -----------  -----------
Value Portfolio........................................   $     124    $     233    $     340    $     609
Growth Portfolio.......................................   $     124    $     233    $     340    $     609
International Growth Portfolio.........................   $     126    $     239    $     348    $     623
Global Strategic Income Portfolio......................   $     126    $     239    $     348    $     623
Global Interactive/Telecomm Portfolio..................   $     126    $     239    $     348    $     623
Money Market Fund......................................   $      80    $     105    $     130    $     216

(2) IF, AT THE END OF THE APPLICABLE TIME PERIOD, YOU ANNUITIZE* UNDER A LIFE OPTION OR A NON-COMMUTABLE PERIOD CERTAIN OPTION OF TEN YEARS OR LONGER, OR IF YOU DO NOT SURRENDER OR ANNUITIZE THE CONTRACT, YOU WOULD PAY THE FOLLOWING EXPENSES ON A $1,000 INVESTMENT, ASSUMING A 5% ANNUAL RETURN ON ASSETS:

EXAMPLE 1 -- ASSUMING ADVISORY FEE OF 0.00% FOR THE PORTFOLIOS OF THE
  PALLADIAN-SM- TRUST

FUND                                                       1 YEAR       3 YEARS      5 YEARS     10 YEARS
-------------------------------------------------------  -----------  -----------  -----------  -----------
Value Portfolio........................................   $      25    $      78    $     133    $     283
Growth Portfolio.......................................   $      25    $      78    $     133    $     283
International Growth Portfolio.........................   $      27    $      84    $     143    $     302
Global Strategic Income Portfolio......................   $      27    $      84    $     143    $     302
Global Interactive/Telecomm Portfolio..................   $      27    $      84    $     143    $     302
Money Market Fund......................................   $      19    $      58    $     100    $     216


EXAMPLE 2 -- ASSUMING ADVISORY FEE OF 2.00% FOR THE PORTFOLIOS OF THE
  PALLADIAN-SM- TRUST


FUND                                                       1 YEAR       3 YEARS      5 YEARS     10 YEARS
-------------------------------------------------------  -----------  -----------  -----------  -----------
Value Portfolio........................................   $      45    $     136    $     228    $     462
Growth Portfolio.......................................   $      45    $     136    $     228    $     462
International Growth Portfolio.........................   $      47    $     142    $     238    $     478
Global Strategic Income Portfolio......................   $      47    $     142    $     238    $     478
Global Interactive/Telecomm Portfolio..................   $      47    $     142    $     238    $     478
Money Market Fund......................................   $      19    $      58    $     100    $     216


EXAMPLE 3 -- ASSUMING ADVISORY FEE OF 4.00% FOR THE PORTFOLIOS OF THE
  PALLADIAN-SM- TRUST(1)


FUND                                                       1 YEAR       3 YEARS      5 YEARS     10 YEARS
-------------------------------------------------------  -----------  -----------  -----------  -----------
Value Portfolio........................................   $      65    $     193    $     316    $     609
Growth Portfolio.......................................   $      65    $     193    $     316    $     609
International Growth Portfolio.........................   $      67    $     198    $     325    $     623
Global Strategic Income Portfolio......................   $      67    $     198    $     325    $     623
Global Interactive/Telecomm Portfolio..................   $      67    $     198    $     325    $     623
Money Market Fund......................................   $      19    $      58    $     100    $     216

------------------------


(1) In order to have a 5% annual return and a management fee of 4%, the performance of the Portfolios of The Palladian-SM- Trust would have to be 9% before the deduction of the 4% fee resulting in performance of 5% and the benchmark index would have to decrease at least 2.5 percentage points (meaning the Portfolio's performance after fees and expenses was at least 7.5 percentage points better than the benchmark index.


As required in rules promulgated under the Investment Company Act of 1940 (the "1940 Act"), the Contract fee is reflected in the examples by a method to show the "average" impact on an investment in the Variable Account. The total Contract fees collected are divided by the total average net assets attributable to the

Contracts. The resulting percentage is 0.04%, and the amount of the Contract fee is assumed to be $0.40 in the examples. The Contract fee is deducted only when the Accumulated Value is less than $100,000. Lower costs apply to Contracts issued to a 401(k) plan.



* The Contract fee is not deducted after annuitization. No contingent deferred sales charge is assessed at the time of annuitization under an option including a life contingency or under a noncommutable period certain option of ten years or longer.


                        CONDENSED FINANCIAL INFORMATION
             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY
                            FULCRUM SEPARATE ACCOUNT


SUB-ACCOUNT                                                                              1997
-------------------------------------------------------------------------------------  ---------
VALUE PORTFOLIO
Unit Value:
  Beginning of Period................................................................          0
  End of Period......................................................................      1.243
Number of Units Outstanding at End of Period (in thousands)..........................      4,264
GROWTH PORTFOLIO
Unit Value:
  Beginning of Period................................................................          0
  End of Period......................................................................      1.055
Number of Units Outstanding at End of Period (in thousands)..........................      3,964
INTERNATIONAL GROWTH PORTFOLIO
Unit Value:
  Beginning of Period................................................................          0
  End of Period......................................................................      0.907
Number of Units Outstanding at End of Period (in thousands)..........................      3,438
GLOBAL STRATEGIC INCOME PORTFOLIO
Unit Value:
  Beginning of Period................................................................          0
  End of Period......................................................................      1.028
Number of Units Outstanding at End of Period (in thousands)..........................      1,604
GLOBAL INTERACTIVE/TELECOMM PORTFOLIO
Unit Value:
  Beginning of Period................................................................          0
  End of Period......................................................................      1.295
Number of Units Outstanding at End of Period (in thousands)..........................      1,592
MONEY MARKET FUND....................................................................
Unit Value:
  Beginning of Period................................................................          0
  End of Period......................................................................      1.032
Number of Units Outstanding at End of Period (in thousands)..........................        440

                            PERFORMANCE INFORMATION



This Contract first was offered to the public in 1997. The Company, however, may advertise "total return" and "average annual total return" performance information based on the periods that the Sub-Accounts have been in existence and the periods that the Underlying Funds have been in existence. Both the total return and yield figures are based on historical earnings and are not intended to indicate future performance.



The total return of a Sub-Account refers to the total of the income generated by an investment in the Sub-Account and of the changes in the value of the principal (due to realized and unrealized capital gains or losses) for a specified period, reduced by Variable Account charges, and expressed as a percentage.



The average annual total return represents the average annual percentage change in the value of an investment in the Sub-Account over a given period of time. It represents averaged figures as opposed to the actual performance of a Sub-Account, which will vary from year to year.



The yield of the Sub-Account investing in the Money Market Fund refers to the income generated by an investment in the Sub-Account over a seven-day period (which period will be specified in the advertisement). This income is then "annualized" by assuming that the income generated in the specific week is generated over a 52-week period. This annualized yield is shown as a percentage of the investment. The "effective yield" calculation is similar but, when annualized, the income earned by an investment in the Sub-Account is assumed to be reinvested. Thus the effective yield will be slightly higher than the yield because of the compounding effect of this assumed reinvestment.



The yield of a Sub-Account investing in a Fund other than the Money Market Fund refers to the annualized income generated by an investment in the Sub-Account over a specified 30-day or one-month period. The yield is calculated by assuming that the income generated by the investment during that 30-day or one-month period is generated each period over a 12-month period and is shown as a percentage of the investment.



Quotations of average annual total return for the periods that the Sub-Accounts have been in existence are calculated in the manner prescribed by the SEC and show the percentage rate of return of a hypothetical initial investment of $1,000 for the most recent one, five and ten year period or for a period covering the time the Sub-Account has been in existence, if less than the prescribed periods. The calculation is adjusted to reflect the deduction of the annual Sub-Account asset charge of 1.45%, the Underlying Fund charges, the $30 annual Contract fee and the contingent deferred sales charge which would be assessed if the investment were completely withdrawn at the end of the specified period. Quotations of supplemental average total returns for the periods that the Sub-Accounts have been in existence are calculated in exactly the same manner and for the same periods of time except that it does not reflect the contingent deferred sales charge but assumes that the Contract is not surrendered at the end of the periods shown.



Additional performance may also be shown calculated in exactly the same manner as described above, however, the period of time may be based on the Underlying Fund's lifetime, which may predate the Sub-Account's inception date. These performance calculations are based on the assumption that the Sub-Account corresponding to the applicable Underlying Fund was actually in existence throughout the stated period and that the contractual charges and expenses during that period were equal to those currently assessed under the Contract.



For more detailed information about these performance calculations, including actual formulas and performance numbers, see the SAI.



PERFORMANCE INFORMATION FOR ANY SUB-ACCOUNT REFLECTS ONLY THE PERFORMANCE OF A HYPOTHETICAL INVESTMENT IN THE SUB-ACCOUNT DURING THE TIME PERIOD ON WHICH THE CALCULATIONS ARE BASED. PERFORMANCE INFORMATION SHOULD BE CONSIDERED IN LIGHT OF THE INVESTMENT OBJECTIVES AND POLICIES AND RISK CHARACTERISTICS OF THE UNDERLYING FUND IN WHICH THE SUB-ACCOUNT INVESTS AND THE MARKET CONDITIONS DURING THE

GIVEN TIME PERIOD, AND SHOULD NOT BE CONSIDERED AS A REPRESENTATION OF WHAT MAY BE ACHIEVED IN THE FUTURE.



Performance information for a Sub-Account may be compared, in reports and promotional literature, to: (1) the Standard & Poor's 500 Composite Stock Price Index ("S&P 500"), Dow Jones Industrial Average ("DJIA"), Shearson Lehman Aggregate Bond Index or other unmanaged indices so that investors may compare the Sub-Account results with those of a group of unmanaged securities widely regarded by investors as representative of the securities markets in general;
(2) other groups of variable annuity separate accounts or other investment products tracked by Lipper Analytical Services, a widely used independent research firm which ranks mutual funds and other investment products by overall performance, investment objectives, and assets, or tracked by other services, companies, publications, or persons, who rank such investment products on overall performance or other criteria; or (3) the Consumer Price Index (a measure for inflation) to assess the real rate of return from an investment in the Sub-Account. Unmanaged indices may assume the reinvestment of dividends but generally do not reflect deductions for administrative and management costs and expenses.



At times, the Company may also advertise the ratings and other information assigned to it by independent rating organizations such as A.M. Best Company ("A.M. Best"), Moody's Investors Service ("Moody's"), Standard & Poor's Insurance Rating Services ("S&P") and Duff & Phelps. A.M. Best's and Moody's ratings reflect their current opinion of the Company's relative financial strength and operating performance in comparison to the norms of the life/health insurance industry. S&P's and Duff & Phelps' ratings measure the ability of an insurance company to meet its obligations under insurance policies it issues and do not measure the ability of such companies to meet other non-policy obligations. The ratings also do not relate to the performance of the Funds.


               DESCRIPTION OF THE COMPANY, THE VARIABLE ACCOUNT,
            THE PALLADIAN-SM- TRUST, AND ALLMERICA INVESTMENT TRUST

THE COMPANY. The Company is a life insurance company organized under the laws of Delaware in July 1974. Its principal office ("Principal Office") is located at 440 Lincoln Street, Worcester, MA 01653; Telephone 508-855-1000. The Company is subject to the laws of the state of Delaware governing insurance companies and to regulation by the Commissioner of Insurance of Delaware. In addition, the Company is subject to the insurance laws and regulations of other states and jurisdictions in which it is licensed to operate. As of December 31, 1997, the Company had over $9.4 billion in assets and over $26.6 billion of life insurance in force.

Effective October 1, 1995, the Company changed its name from SMA Life Assurance Company to Allmerica Financial Life Insurance and Annuity Company. The Company is an indirect wholly owned subsidiary of First Allmerica Financial Life Insurance Company ("First Allmerica") which, in turn, is a wholly owned subsidiary of Allmerica Financial Corporation ("AFC"). First Allmerica, originally organized under the laws of Massachusetts in 1844 as a mutual life insurance company and known as State Mutual Life Assurance Company of America, converted to a stock life insurance company and adopted its present name on October 16, 1995. First Allmerica is the fifth oldest life insurance company in America. As of December 31, 1997, First Allmerica and its subsidiaries (including the Company) had over $16.3 billion in combined assets and over $43.8 billion in life insurance in force.

The Company is a charter member of the Insurance Marketplace Standards Association ("IMSA"). Companies that belong to IMSA subscribe to a rigorous set of standards that cover the various aspects of sales and service for individually sold life insurance and annuities. IMSA members have adopted policies and procedures that demonstrate a commitment to honesty, fairness and integrity in all customer contacts involving sales and service of individual life insurance and annuity products.

THE VARIABLE ACCOUNT. The Fulcrum Separate Account (the "Variable Account") is a separate investment account of the Company with six Sub-Accounts. The assets used to fund the variable portions of the Contracts are set aside in Sub-Accounts kept separate from the general assets of the Company. Each Sub-Account is administered and accounted for as part of the general business of the Company. The income, capital gains, or capital losses of each Sub-Account, however, are allocated to each Sub-Account, without regard to any other income, capital gains, or capital losses of the Company. Under Delaware law, the assets of the Variable Account may not be charged with any liabilities arising out of any other business of the Company.

The Variable Account was authorized by vote of the Board of Directors of the Company on June 13, 1996. The Variable Account meets the definition of "separate account" under federal securities laws and is registered with the SEC as a unit investment trust under the 1940 Act. This registration does not involve the supervision of management or investment practices or policies of the Variable Account by the SEC.

The Company reserves the right, subject to compliance with applicable law, to change the names of the Variable Account and the Sub-Accounts.


THE PALLADIAN-SM- TRUST. The Palladian-SM- Trust was established as a Massachusetts business trust on September 8, 1993, and is registered with the SEC as a management investment company. Five investment portfolios (the "Portfolios") are currently available under the Contract. The assets of each Portfolio are held separate from the assets of the other Portfolios. Each Portfolio operates as a separate investment vehicle and the income or losses of one Portfolio have no effect on the investment performance of another Portfolio. Shares of The Palladian-SM- Trust are not offered to the general public, but solely to separate accounts of insurance companies for the purpose of providing a vehicle for the investment of assets.


Allmerica Financial Investment Management Services, Inc. ("AFIMS") serves as overall manager of The Palladian-SM- Trust and is responsible for general investment supervisory services to the Portfolios. The Palladian-SM- Trust and AFIMS have retained several Portfolio Managers to manage the assets of each Portfolio. AFIMS is located at 440 Lincoln Street, Worcester, MA 01653.

The five Portfolios of The Palladian-SM- Trust and their respective Portfolio Managers are as follows:

PORTFOLIO                             PORTFOLIO MANAGER
------------------------------------  ------------------------------------
The Value Portfolio                   GAMCO Investors, Inc.
The Growth Portfolio                  Stonehill Capital Management, Inc.
The International Growth Portfolio    Bee & Associates Incorporated
The Global Strategic Income           Allmerica Asset Management, Inc.
Portfolio                             GAMCO Investors, Inc.
The Global Interactive/Telecomm
Portfolio

Allmerica Asset Management, Inc. ("AAM") is an affiliate of the Company and of AFIMS. The other Portfolio Managers are not affiliated with the Company or with AFIMS.


The Palladian-SM- Trust currently pays AFIMS and the Portfolio Managers a monthly fee (the "management fee") based on the average daily net assets of each Portfolio. For the first year that a new Portfolio Manager is hired (or, in the case of a Portfolio that has had only one Portfolio Manager, for the first year of operations) the advisory fee is set at an annual rate of 0.80% of the Portfolio's average daily net assets. After the twelfth full calendar month has elapsed, the performance-based fee will be in effect. As of the date of this prospectus, this first year fee arrangement is in effect for only one Portfolio -- the Global Strategic Income Portfolio. That Portfolio has a new Portfolio Manager, Allmerica Asset Management, Inc. ("AAM"), effective April 13, 1998. The Portfolio Management Agreement with AAM is subject to the approval of shareholders at a meeting scheduled to be held no later than June 8, 1998. Until the Portfolio Management Agreement is approved by shareholders, the advisory fee will be the lesser of (1) the 0.80% fee and (2) the rate that would have applied under the advisory agreement with the Portfolio's previous Portfolio Manager. However, AFIMS and AAM have voluntarily agreed that for the first year (through April 30, 1999) the management fee for the Global Strategic Income Portfolio will be set at 0.40%.


Other than for the Global Strategic Income Portfolio, each Portfolio Manager is currently paid on an incentive fee basis, which could result in either higher than average management fees or, possibly, no management fee at all, depending on how well each Portfolio Manager performs. There are two components to the management fee: the basic fee and the incentive fee. The management fee is structured to vary based upon the Portfolio's performance (after expenses) compared to that of an appropriate market benchmark selected for that Portfolio. The management fee schedule provides for an incentive performance fee for superior performance, and provides for lower fee for sub-par performance. The base fee is 2.00%, but may vary from 0.00% to 4.00% depending on the Portfolio's performance.

ALLMERICA INVESTMENT TRUST. Allmerica Investment Trust is an open-end, diversified, management investment company registered with the SEC under the 1940 Act.

Allmerica Investment Trust was established as a Massachusetts business trust on October 11, 1984, for the purpose of providing a vehicle for the investment of assets of various variable accounts established by the Company or other affiliated insurance companies. The Money Market Fund of Allmerica Investment Trust is available under the Contract; certain other funds of Allmerica Investment Trust are not currently offered under the Contract. Shares of the Trust are not offered to the general public but solely to such variable accounts.


AFIMS is the investment manager of Allmerica Investment Trust and, subject to the direction of the Board of Trustees, handles the day-to-day affairs of the Trust. AFIMS has entered into a Sub-Adviser Agreement with its affiliate, Allmerica Asset Management, Inc. ("AAM") for investment management services for the Money Market Fund. Under the Sub-Adviser Agreement, AAM is authorized to engage in portfolio transactions on behalf of the Money Market Fund, subject to such general or specific instructions as may be given by the Trustees. The terms of the Sub-Adviser Agreement cannot be materially changed without the approval of a majority in interest of the shareholders of the Fund. Both AFIMS and AAM are located at 440 Lincoln Street, Worcester, Massachusetts 01653.



Other than the expenses specifically assumed by AFIMS under the Management Agreement, all expenses incurred in the operation of the Trust are borne by it, including fees and expenses associated with the registration and qualification of the Trust's shares under the Securities Act of 1933 ("1933 Act") other fees payable to the SEC, independent public accountant, legal and custodian fees, association membership dues, taxes, interest, insurance premiums, brokerage commissions, fees and expenses of the Trustees who are not affiliated with First Allmerica and its affiliates and subsidiaries, expenses for proxies, prospectuses, reports to shareholders and other expenses.



For providing its services under the Management Agreement, AFIMS will receive a fee, computed daily at an annual rate based on the average daily net asset value of the Money Market Fund as follows: 0.35% on net asset value up to $50,000,000; 0.25% on the next $200,000,000; and 0.20% on the remainder. The fee is paid from the assets of the Money Market Fund. AFIMS is solely responsible for the payment of all fees for investment management services to AAM, which will be a fee of 0.10%, computed daily at an annual rate based on the average daily net asset value of the Money Market Fund.


                       INVESTMENT OBJECTIVES AND POLICIES

A summary of investment objectives of each of the Funds is set forth below. More detailed information regarding the investment objective, restrictions and risks, expenses paid by the Funds, and other relevant information regarding the Funds may be found in the prospectuses of The Palladian-SM- Trust and Allmerica Investment Trust which accompany this Prospectus and should be read carefully before investing. The Statements of Additional Information of the Trusts are available upon request. There can be no assurance that the investment objectives of the Funds can be achieved or that the value of a Contract will equal or exceed the aggregate amount of the payments made under the Contract.

VALUE PORTFOLIO -- seeks to make money for investors by investing primarily in companies that the Portfolio Manager believes are undervalued and that by virtue of anticipated developments may, in the Portfolio Manager's judgment, achieve significant capital appreciation.

GROWTH PORTFOLIO -- seeks to make money for investors by investing primarily in securities selected for their long-term growth prospects.

INTERNATIONAL GROWTH PORTFOLIO -- seeks to make money for investors by investing internationally for long-term capital appreciation, primarily in equity securities.

GLOBAL STRATEGIC INCOME PORTFOLIO -- seeks to make money for investors by investing for high current income and capital appreciation in a variety of domestic and foreign fixed-income securities.

GLOBAL INTERACTIVE/TELECOMM PORTFOLIO -- seeks to make money for investors primarily by investing globally in equity securities of companies engaged in the development, manufacture or sale of interactive and/ or telecommunications services and products.


MONEY MARKET FUND -- seeks to obtain maximum current income consistent with the preservation of capital and liquidity.


If there is a material change in the investment policy of a Fund, the Owner will be notified of the change. If the Owner has Accumulated Value allocated to that Fund, he or she may have the Accumulated Value reallocated without charge to another Fund or to the Fixed Account or a Guarantee Period Account, where available, on written request received by the Company within 60 days of the later of (1) the effective date of such change in the investment policy, or (2) the receipt of the notice of the Owner's right to transfer.

                          DESCRIPTION OF THE CONTRACT

A. PAYMENTS

The Company's underwriting requirements, which include receipt of the initial payment and allocation instructions by the Company at its Principal Office, must be met before a contract can be issued. These requirements also may include the proper completion of an application; however, where permitted, the Company may issue a contract without completion of an application for certain classes of annuity contracts. Payments are to be made payable to the Company. A net payment is equal to the payment received less the amount of any applicable premium tax.

The initial net payment will be credited to the Contract as of the date that all issue requirements are properly met. If all issue requirements are not complied with within five business days of the Company's receipt of the initial payment, the payment will be returned unless the Owner specifically consents to the holding of the initial payment until completion of any outstanding issue requirements. Subsequent payments will be credited as of the Valuation Date received at the Principal Office.

Payments are not limited as to frequency and number, but there are certain limitations as to amount. Currently, the initial payment must be at least $25,000. Under a salary deduction or monthly automatic payment plan, the minimum initial payment is $50. In all cases, each subsequent payment must be at least $50. Where the contribution on behalf of an employee under an employer-sponsored retirement plan is less than $600 but more than $300 annually, the Company may issue a contract on the employee, if the plan's average annual contribution per eligible plan participant is at least $600. The minimum allocation to a Guarantee Period

Account is $1,000. If less than $1,000 is allocated to a Guarantee Period Account, the Company reserves the right to apply that amount to the Money Market Fund.

Generally, unless otherwise requested, all payments will be allocated among the accounts in the same proportion that the initial net payment is allocated, or, if subsequently changed, according to the most recent allocation instructions. To the extent permitted by state law, however, if the Contract is issued as an IRA or is issued in Georgia, Idaho, Indiana, Michigan, Missouri, North Carolina, Oklahoma, Oregon, South Carolina, Texas, Utah, Washington or West Virginia, any portion of the initial net payment and of additional net payments received during the Contract's first 15 days measured from the issue date, allocated to any Sub-Account and/or any Guarantee Period Account, will be held in the Money Market Fund until the end of the 15-day period. Thereafter, these amounts will be allocated as requested.

The Owner may change allocation instructions for new payments pursuant to a written or telephone request. If telephone requests are elected by the Owner, a properly completed authorization must be on file before telephone requests will be honored. The policy of the Company and its agents and affiliates is that they will not be responsible for losses resulting from acting upon telephone requests reasonably believed to be genuine. The Company will employ reasonable procedures to confirm that instructions communicated by telephone are genuine; otherwise, the Company may be liable for any losses due to unauthorized or fraudulent instructions. The procedures the Company follows for transactions initiated by telephone include requirements that callers on behalf of the Owner identify themselves by name and identify the Annuitant by name, date of birth and social security number. All transfer instructions by telephone are tape recorded.

B. RIGHT TO REVOKE INDIVIDUAL RETIREMENT ANNUITY

An individual purchasing a Contract intended to qualify as an Individual Retirement Annuity ("IRA") may revoke the Contract at any time within ten days after receipt of the Contract and receive a refund. In order to revoke the Contract, the Owner must mail or deliver the Contract to the representative through whom the Contract was purchased, to the Principal Office at 440 Lincoln Street, Worcester, MA 01653, or to any local office of the Company. Mailing or delivery must occur on or before ten days after receipt of the Contract for revocation to be effective.

Within seven days the Company will provide a refund equal to the greater of (1) gross payments, or (2) the Accumulated Value plus any amounts deducted under the Contract or by the Funds for taxes, charges or fees.

The liability of the Variable Account under this provision is limited to the Owner's Accumulated Value in the Sub-Accounts on the date of cancellation. Any additional amounts refunded to the Owner will be paid by the Company.

C. RIGHT TO REVOKE ALL OTHER CONTRACTS

In Georgia, Idaho, Indiana, Michigan, Missouri, North Carolina, Oklahoma, Oregon, South Carolina, Texas, Utah, Washington and West Virginia, an Owner may revoke the Contract at any time within ten days (20 in Idaho) after receipt of the Contract and receive a refund as described under "B. Right to Revoke Individual Retirement Annuity," above.

In all other states, an Owner may return the Contract at any time within ten days (or the number of days required by state law if more than ten) after receipt of the contract. The Company will pay to the Owner an amount equal to the sum of (1) the difference between the premium paid, including fees, and any amount allocated to the Variable Account; and (2) the Accumulated Value of amounts allocated to the Variable Account as of the date the request is received. If the contract was purchased as an IRA, the IRA revocation right described above may be utilized in lieu of the special surrender right.

D. TRANSFER PRIVILEGE

At any time prior to the Annuity Date the Owner may have amounts transferred among all accounts. Transfer values will be effected at the Accumulation Value next computed after receipt of the transfer order. The Company will make transfers pursuant to written or telephone requests. As discussed in "A. Payments," a properly completed authorization form must be on file before telephone requests will be honored. In Oregon and Massachusetts, payments and transfers to the Fixed Account are subject to certain restrictions. See APPENDIX A, "MORE INFORMATION ABOUT THE FIXED ACCOUNT."

Transfers to a Guarantee Period Account must be at least $1,000. If the amount to be transferred to a Guarantee Period Account is less than $1,000, the Company may transfer that amount to the Sub-Account which invests in the Money Market Fund.


AUTOMATIC TRANSFERS (DOLLAR COST AVERAGING) AND AUTOMATIC ACCOUNT REBALANCING OPTIONS. The Owner may elect automatic transfers of a predetermined dollar amount, not less than $100, on a periodic basis (monthly, bi-monthly, quarterly, semi-annually or annually) from the Global Strategic Income Portfolio, Money Market Fund or the Fixed Account (the "source account") to one or more Funds. Automatic transfers may not be made into the Fixed Account, the Guarantee Period Accounts or, if applicable, the Fund being used as the source account. If an automatic transfer would reduce the balance in the source account to less than $100, the entire balance will be transferred proportionately to the chosen Funds. Automatic transfers will continue until the amount in the source account on a transfer date is zero or the Owner's request to terminate the option is received by the Company. If additional amounts are allocated to the source account after its balance has fallen to zero, this option will not restart automatically, and the Owner must provide a new request to the Company.



To the extent permitted by state law, the Company reserves the right, from time to time, to credit an enhanced interest rate to certain initial and/or subsequent payments which are deposited into the Fixed Account and which utilize the Fixed Account as the source account for the payment from which to process automatic transfer. For more information see APPENDIX A, "MORE INFORMATION ABOUT THE FIXED ACCOUNT."



The Owner may request automatic rebalancing of Sub-Account allocations on a monthly, bi-monthly, quarterly, semi-annual or annual basis in accordance with percentage allocations specified by the Owner. As frequently as specified by the Owner, the Company will review the percentage allocations in the Funds and, if necessary, transfer amounts to ensure conformity with the designated percentage allocation mix. If the amount necessary to re-establish the mix on any scheduled date is less than $100, no transfer will be made. Automatic Account Rebalancing will continue until the Owner's request to terminate or change the option is received by the Company. If additional amounts are allocated to the source account after its balance has fallen to zero, this option will not restart automatically and the Owner must provide a new request to the Company. As such, subsequent payment allocated in a manner different from the percentage allocation mix in effect on the date the payment is received will be reallocated in accordance with the existing mix on the next scheduled date unless the Owner's timely request to change the mix or terminate the option is received by the Company.


The Company reserves the right to limit the number of Funds that may be utilized for automatic transfers and rebalancing, and to discontinue either option upon advance written notice. Currently, Dollar Cost Averaging and Automatic Account Rebalancing may not be in effect simultaneously. Either option may be elected when the Contract is purchased or at a later date.

E. SURRENDER

At any time prior to the Annuity Date, the Owner may surrender the Contract and receive its Accumulated Value, less applicable charges and adjusted for any Market Value Adjustment ("Surrender Amount"). The

Owner must return the Contract and a signed, written request for surrender, satisfactory to the Company, to the Principal Office. The amount payable to the Owner upon surrender will be based on the Contract's Accumulated Value as of the Valuation Date on which the request and the Contract are received at the Principal Office.

Before the Annuity Date, a contingent deferred sales charge may be deducted when a Contract is surrendered if payments have been credited to the Contract during the last seven full contract years. See "CHARGES AND DEDUCTIONS." The Contract fee will be deducted upon surrender of the Contract.

After the Annuity Date, the Contract may be surrendered only if a commutable period certain option has been elected. The Surrender Value is the commuted value of any unpaid installments, computed on the basis of the assumed interest rate incorporated in such annuity benefit payments. No contingent deferred sales charge is imposed after the Annuity Date.

Any amount surrendered is normally payable within seven days following the Company's receipt of the surrender request. The Company reserves the right to defer surrenders and withdrawals of amounts in each Sub-Account in any period during which (1) trading on the New York Stock Exchange is restricted as determined by the SEC or such Exchange is closed for other than weekends and holidays, (2) the SEC has by order permitted such suspension, or (3) an emergency, as determined by the SEC, exists such that disposal of portfolio securities or valuation of assets of each separate account is not reasonably practicable.

The right is reserved by the Company to defer surrenders and withdrawals of amounts allocated to the Company's Fixed Account and Guarantee Period Accounts for a period not to exceed six months.

The surrender rights of Owners who are participants under Section 403(b) plans or who are participants in the Texas Optional Retirement Program ("Texas ORP") are restricted; see "Tax-Sheltered Annuities" and "Texas Optional Retirement Program."

For important tax consequences which may result from surrender, see "FEDERAL TAX CONSIDERATIONS."

F. WITHDRAWALS

At any time prior to the Annuity Date, an Owner may withdraw a portion of the Accumulated Value of his or her Contract, subject to the limits stated below. The Owner must file a signed, written request for withdrawals, satisfactory to the Company, at the Principal Office. The written request must indicate the dollar amount the Owner wishes to receive and the accounts from which such amount is to be withdrawn. The amount withdrawn equals the amount requested by the Owner plus any applicable contingent deferred sales charge, as described under "CHARGES AND DEDUCTIONS." In addition, amounts withdrawn from a Guarantee Period Account prior to the end of the applicable Guarantee Period will be subject to a Market Value Adjustment, as described under "GUARANTEE PERIOD ACCOUNTS."

Where allocations have been made to more than one account, a percentage of the withdrawal may be allocated to each such account. A withdrawal from a Sub-Account will result in cancellation of a number of units equivalent in value to the amount withdrawn, computed as of the Valuation Date that the request is received at the Principal Office.

Each withdrawal must be in a minimum amount of $100. No withdrawals will be permitted if the Accumulated Value remaining under the Contract would be reduced to less than $1,000. Withdrawals will be paid in accordance with the time limitations described under "E. Surrender."

After the Annuity Date, only Contracts under which future variable annuity benefit payments are limited to a specified period may be withdrawn. A withdrawal after the Annuity Date will result in cancellation of a number of Annuity Units equivalent in value to the amount withdrawn.

For important restrictions on withdrawals which are applicable to Owners who are participants under Section 403(b) plans or under the Texas ORP, see "Tax-Sheltered Annuities" and "Texas Optional Retirement Program."

For important tax consequences which may result from surrender and withdrawals, see "FEDERAL TAX CONSIDERATIONS."


SYSTEMATIC WITHDRAWALS. The Owner may elect an automatic schedule of withdrawals (systematic withdrawals) from amounts in the Sub-Accounts and/or the Fixed Account on a monthly, bi-monthly, quarterly, semi-annual or annual basis. Systematic withdrawals from Guarantee Period Accounts are not available. The minimum amount of each withdrawal is $100, and will be subject to any applicable withdrawal charges. If elected at the time of purchase, the Owner must designate in writing the specific dollar amount of each withdrawal and the percentage of this amount which should be taken from each designated Sub-Account and/or the Fixed Account. Systematic withdrawals then will begin on the date indicated on the application. If elected after the issue date, the Owner may elect, by written request, a specific dollar amount and the percentage of this amount to be taken from each designated Sub-Account and/or the Fixed Account. Alternatively, the Owner may elect to withdraw a specific percentage of the Accumulated Value calculated as of the withdrawal dates, and may designate the percentage of this amount which should be taken from each account. The first withdrawal will take place on the date the written request is received at the Principal Office or, if later, on a date specified by the Owner.


If a withdrawal would cause the remaining Accumulated Value to be less than $1,000, systematic withdrawals will be discontinued. Systematic withdrawals will cease automatically on the Annuity Date. The Owner may change or terminate systematic withdrawals only by written request to the Principal Office.

LIFE EXPECTANCY DISTRIBUTIONS. Prior to the Annuity Date an Owner who also is the Annuitant may elect to make a series of systematic withdrawals from the Contract according to a life expectancy distribution ("LED") option by returning a properly signed LED request form to the Principal Office. The LED option permits the Owner to make systematic withdrawals from the Contract over his or her lifetime. The amount withdrawn from the Contract changes each year, because life expectancy changes each year that a person lives. For example, actuarial tables indicate that a person age 70 has a life expectancy of 16 years, but a person who attains age 86 has a life expectancy of another 6.5 years.


Where the Owner is a trust or other non-natural person, the Owner may elect the LED option based on the Annuitant's life expectancy.


If an Owner elects the LED option, in each calendar year a fraction of the Accumulated Value is withdrawn based on the Owner's then life expectancy. The numerator of the fraction is 1 (one), and the denominator of the fraction is the remaining life expectancy of the Owner, as determined annually by the Company. The resulting fraction, expressed as a percentage, is applied to the Accumulated Value at the beginning of the year to determine the amount to be distributed during the year. The Owner may elect monthly, bi-monthly, quarterly, semi-annual, or annual distributions, and may terminate the LED option at any time. The Owner also may elect to receive distributions under a LED option which is determined on the joint life expectancy of the Owner and a beneficiary. The Company also may offer other systematic withdrawal options.

If an Owner makes withdrawals under the LED option prior to age 59 1/2, the withdrawals may be treated by the Internal Revenue Service ("IRS") as premature distributions from the Contract. The payments then would be taxed on an "income first" basis and be subject to a 10% federal tax penalty. For more information, see "FEDERAL TAX CONSIDERATIONS," "B. Taxation of the Contracts in General."

G.  DEATH BENEFIT

In the event that the Annuitant, Owner or Joint Owner, if applicable, dies while the Contract is in force, the Company will pay the Beneficiary a death benefit, except where the Contract is continued in force as provided in "H. The Spouse of the Owner as Beneficiary." The amount of the death benefit and the time requirements for receipt of payment may vary depending upon whether the Annuitant or an Owner dies first and whether death occurs prior to or after the Annuity Date.


DEATH OF THE ANNUITANT PRIOR TO THE ANNUITY DATE. At the death of the Annuitant (including an Owner who is also the Annuitant), the benefit is equal to the greatest of (1) the Accumulated Value under the Contract increased for any positive Market Value Adjustment; (2) gross payments compounded annually at 5% starting on the date each payment is applied, decreased proportionately to reflect withdrawals (for each withdrawal, the proportionate reduction is calculated as the death benefit under this option immediately prior to the withdrawal multiplied by the withdrawal amount and divided by the Accumulated Value immediately prior to the withdrawal); or (3) the death benefit that would have been payable on the most recent Contract anniversary, increased for subsequent payments and decreased proportionately for subsequent withdrawals.



This guaranteed death benefit works in the following way assuming no withdrawals are made. On the first anniversary, the death benefit will be equal to the greater of (a) the Accumulated Value (increased by any positive Market Value Adjustment) or (b) gross payments compounded at the annual rate of 5%. The higher of (a) or (b) will then be locked in until the second anniversary, at which time the death benefit will be equal to the greatest of (a) the Contract's then current Accumulated Value increased by any positive Market Value Adjustment; (b) gross payments compounded at the annual rate of 5% or (c) the locked-in value of the death benefit at the first anniversary. The greatest of
(a), (b) or (c) will be locked in until the next Contract anniversary. This calculation will then be repeated on each anniversary while the Contract remains in force and prior to the Annuity Date. As noted above, the values of (b) and
(c) will be decreased proportionately if withdrawals are taken.


DEATH OF AN OWNER WHO IS NOT ALSO THE ANNUITANT PRIOR TO THE ANNUITY DATE. If an Owner who is not also the Annuitant dies before the Annuity Date, the death benefit will be the Accumulated Value increased by any positive Market Value Adjustment. The death benefit will never be reduced by a negative Market Value Adjustment.

PAYMENT OF THE DEATH BENEFIT PRIOR TO THE ANNUITY DATE. The death benefit will generally be paid to the Beneficiary in one sum within seven business days of the receipt of due proof of death at the Principal Office unless the Owner has specified a death benefit annuity option. Instead of payment in one sum, the Beneficiary may, by written request, elect to:

    (1) defer distribution of the death benefit for a period no more than five years from the date of death; or

    (2) receive a life annuity or an annuity for a period certain not extending beyond the Beneficiary's life expectancy, with annuity benefit payments beginning one year from the date of death.

If distribution of the death benefit is deferred under (1) or (2), any value in the Guarantee Period Accounts will be transferred to the Sub-Account investing in the Money Market Fund. The excess, if any, of the death benefit over the Accumulated Value will also be added to the Money Market Fund. The Beneficiary may, by written request, effect transfers and withdrawals during the deferral period and prior to annuitization under (2), but may not make additional payments. The death benefit will reflect any earnings or losses experienced during the deferral period. If there are multiple beneficiaries, the consent of all is required.

With respect to the death benefit, the Accumulated Value under the Contract will be based on the unit values next computed after due proof of the death has been received.

DEATH OF THE ANNUITANT ON OR AFTER THE ANNUITY DATE. If the Annuitant's death occurs on or after the Annuity Date but before completion of all guaranteed annuity benefit payments, any unpaid amounts or installments will be paid to the Beneficiary. The Company must pay out the remaining payments at least as rapidly as under the payment option in effect on the date of the Annuitant's death.

H.  THE SPOUSE OF THE OWNER AS BENEFICIARY

The Owner's spouse, if named as the sole primary beneficiary, may by written request continue the Contract in lieu of receiving the amount payable upon death of the Owner. Upon such election, the spouse will become the Owner and Annuitant subject to the following: (1) any value in the Guarantee Period Accounts will be transferred to the Sub-Account investing in the Money Market Fund; (2) the excess, if any, of the death benefit over the Contract's Accumulated Value will also be added to the Sub-Account investing in the Money Market Fund. Additional payments may be made; however, a surrender charge will apply to these amounts. All other rights and benefits provided in the Contract will continue, except that any subsequent spouse of such new Owner will not be entitled to continue the Contract upon such new Owner's death.

I.  ASSIGNMENT

The Contract, other than those sold in connection with certain qualified plans, may be assigned by the Owner at any time prior to the Annuity Date and while the Annuitant is alive. The Company will not be deemed to have knowledge of an assignment unless it is made in writing and filed at the Principal Office. The Company will not assume responsibility for determining the validity of any assignment. If an assignment of the Contract is in effect on the Annuity Date, the Company reserves the right to pay to the assignee, in one sum, that portion of the Surrender Value of the Contract to which the assignee appears to be entitled. The Company will pay the balance, if any, in one sum to the Owner in full settlement of all liability under the Contract. The interest of the Owner and of any beneficiary will be subject to any assignment.

For important tax liability which may result from assignments, see "FEDERAL TAX CONSIDERATIONS."

J.  ELECTING THE FORM OF ANNUITY AND THE ANNUITY DATE


The Annuity Date is selected by the Owner. To the extent permitted in the Owner's state, the Annuity Date may be the first day of any month (1) before the Annuitant's 85th birthday, if the Annuitant's age on the issue date of the Contract is 75 or under; or (2) within ten years from the issue date of the Contract and before the Annuitant's 90th birthday, if the Annuitant's age on the issue date is between 76 and 90. The Owner may elect to change the Annuity Date by sending a request to the Principal Office at least one month before the Annuity Date. The new Annuity Date must be the first day of any month occurring before the Annuitant's 90th birthday and must be within the life expectancy of the Annuitant. The Company shall determine such life expectancy at the time a change in Annuity Date is requested. The Code and the terms of qualified plans impose limitations on the age at which annuity benefit payments may commence and the type of annuity option selected. See "FEDERAL TAX CONSIDERATIONS" for further information.


Subject to certain restrictions described below, the Owner has the right (1) to select the annuity option under which annuity benefit payments are to be made, and (2) to determine whether payments are to be made on a fixed basis, a variable basis, or a combination fixed and variable basis. Annuity benefit payments are determined according to the annuity tables in the Contract, by the annuity option selected, and by the investment performance of the Sub-Accounts selected. To the extent a fixed annuity payout is selected, Accumulated Value will be transferred to the Fixed Account of the Company, and the annuity benefit payments will be fixed in amount. See APPENDIX A, "MORE INFORMATION ABOUT THE FIXED ACCOUNT."

Under a variable annuity payout, a payment equal to the value of the fixed number of Annuity Units in the Sub-Accounts is made monthly, quarterly, semiannually or annually. Since the value of an Annuity Unit in a

Sub-Account will reflect the investment performance of the Sub-Account, the amount of each annuity benefit payment will vary.


The annuity option selected must produce an initial payment of at least $50 (a lower amount may be required in some states). The Company reserves the right to increase this minimum amount. If the annuity payout option selected does not produce an initial payment which meets this minimum, a single payment will be made. Once the Company begins making annuity benefit payments, the Annuitant cannot make withdrawals or surrender the annuity benefit, except in the case where a commutable "period certain" option has been elected. Only beneficiaries entitled to receive remaining payments for a "period certain" may elect to instead receive a lump sum settlement.


If the Owner does not elect otherwise, a variable life annuity with periodic payments for ten years guaranteed will be purchased. Changes in either the Annuity Date or annuity option can be made up to one month prior to the Annuity Date.

K.  DESCRIPTION OF VARIABLE ANNUITY PAYOUT OPTIONS

The Company provides the variable annuity payout options described below. Currently, variable annuity payout options may be funded through the Sub-Accounts investing in the Value Portfolio, the Growth Portfolio, the International Growth Portfolio and the Global Strategic Income Portfolio. The Company also provides these same annuity payout options funded through the Fixed Account (fixed annuity payout option). Regardless of how payments were allocated during the accumulation period, any of the variable annuity options or the fixed-amount options may be selected, or any of the variable annuity options may be selected in combination with any of the fixed-amount annuity options. Other annuity options may be offered by the Company.

VARIABLE LIFE ANNUITY WITH PAYMENTS GUARANTEED FOR TEN YEARS. This variable annuity is payable periodically during the lifetime of the payee with the guarantee that if the payee should die before all payments have been made, the remaining annuity benefit payments will continue to the Beneficiary.

VARIABLE LIFE ANNUITY PAYABLE PERIODICALLY DURING THE LIFETIME OF THE ANNUITANT ONLY. It would be possible under this option for the Annuitant to receive only one annuity benefit payment if the Annuitant dies prior to the due date of the second annuity benefit payment, two annuity benefit payments if the Annuitant dies before the due date of the third annuity benefit payment, and so on. Payments, however, will continue during the lifetime of the Annuitant, no matter how long he or she lives.

UNIT REFUND VARIABLE LIFE ANNUITY. This is an annuity payable periodically during the lifetime of the Annuitant with the guarantee that if (1) exceeds (2) then periodic variable annuity benefit payments will continue to the Beneficiary until the number of such payments equals the number determined in (1).

       Where:  (1)  is the dollar amount of the Accumulated Value divided by the dollar amount of the first payment, and

               (2) is the number of payments paid prior to the death of the payee.

JOINT AND SURVIVOR VARIABLE LIFE ANNUITY. This variable annuity is payable jointly to two payees during their joint lifetime, and then continues thereafter during the lifetime of the survivor. The amount of each payment to the survivor is based on the same number of Annuity Units which applied during the joint lifetime of the two payees. One of the payees must be either the person designated as the Annuitant in the Contract or the Beneficiary. There is no minimum number of payments under this option.

JOINT AND TWO-THIRDS SURVIVOR VARIABLE LIFE ANNUITY. This variable annuity is payable jointly to two payees during their joint lifetime, and then continues thereafter during the lifetime of the survivor. The amount of each periodic payment to the survivor, however, is based upon two-thirds of the number of Annuity Units which applied during the joint lifetime of the two payees. One of the payees must be the person designated as the Annuitant in the Contract or the Beneficiary. There is no minimum number of payments under this option.

PERIOD CERTAIN VARIABLE ANNUITY. This variable annuity has periodic payments for a stipulated number of years ranging from one to 30. This option may be commutable, that is, the payee reserves the right to receive a lump sum in place of installments, or it becomes noncommutable. The payee must reserve this right at the time benefits begin.

It should be noted that the period certain option does not involve a life contingency. In the computation of the payments under this option, the Company charges for annuity rate guarantees, which guarantees include a factor for mortality risks. Although not contractually required to do so, the Company currently follows a practice of permitting persons receiving payments under the period certain option to elect to convert to a variable annuity payout involving a life contingency. The Company may discontinue or change this practice at any time, but not with respect to election of the option made prior to the date of any change in this practice. See "FEDERAL TAX CONSIDERATIONS" for a discussion of the possible adverse tax consequences of selecting a period certain option.

L.  ANNUITY BENEFIT PAYMENTS

THE ANNUITY UNIT. On and after the Annuity Date, the Annuity Unit is a measure of the value of the Annuitant's monthly annuity benefit payments under a variable annuity option. The value of an Annuity Unit in each Sub-Account initially was set at $1.00. The value of an Annuity Unit under a Sub-Account on any Valuation Date thereafter is equal to the value of such unit on the immediately preceding Valuation Date, multiplied by the product of (1) the net investment factor of the Sub-Account for the current Valuation Period and (2) a factor to adjust benefits to neutralize the assumed interest rate. The assumed interest rate, discussed below, is incorporated in the variable annuity options offered in the Contract.

DETERMINATION OF THE FIRST AND SUBSEQUENT ANNUITY BENEFIT PAYMENTS. The first periodic annuity benefit payment is based upon the Accumulated Value as of a date not more than four weeks preceding the date that the first annuity benefit payment is due. Variable annuity benefit payments are due on the first of a month, which is the date the payment is to be received by the Annuitant, and currently are based on unit values as of the 15th day of the preceding month.

The Contract provides annuity rates which determine the dollar amount of the first periodic payment under each form of annuity for each $1,000 of applied value. For life option and noncommutable period certain options of ten or more years, the annuity value is the Accumulated Value less any premium taxes and adjusted for any Market Value Adjustment. For commutable period certain options or any period certain option less than ten years, the value is the Surrender Value less any premium tax. For a death benefit annuity, the annuity value will be the amount of the death benefit. The annuity rates in the Contract are based on a modification of the 1983(a) Individual Mortality Table on rates.

The amount of the first monthly payment depends upon the form of annuity selected, the sex (however, see "M. NORRIS Decision") and age of the Annuitant and the value of the amount applied under the annuity option. The variable annuity options offered by the Company are based on a 3 1/2% assumed interest rate. Variable payments are affected by the assumed interest rate used in calculating the annuity option rates. Variable annuity benefit payments will increase over periods when the actual net investment result of the Sub-Accounts funding the annuity exceeds the equivalent of the assumed interest rate for the period. Variable annuity benefit payments will decrease over periods when the actual net investment result of the respective Sub-Account is less than the equivalent of the assumed interest rate for the period.

The dollar amount of the first periodic annuity benefit payment under life annuity options and non-commutable period certain options of ten years or more is determined by multiplying (1) the Accumulated Value applied under that option (after application of any Market Value Adjustment and less premium tax, if any) divided by $1,000, by (2) the applicable amount of the first monthly payment per $1,000 of value. For commutable period certain options and any period certain option of less than ten years, the Surrender Value less premium taxes, if any, is used rather than the Accumulated Value. The dollar amount of the first variable annuity benefit payment is then divided by the value of an Annuity Unit of the selected Sub-Accounts to determine the number of Annuity Units represented by the first payment. This number of Annuity Units remains fixed under all annuity options except the joint and two-thirds survivor annuity option. For each subsequent payment, the dollar amount of the variable annuity benefit payment is determined by multiplying this fixed number of Annuity Units by the value of an Annuity Unit on the applicable Valuation Date.


After the first benefit payment, the dollar amount of each periodic variable annuity benefit payment will vary with subsequent variations in the value of the Annuity Unit of the selected Sub-Accounts. The dollar amount of each fixed amount annuity benefit payment is fixed and will not change, except under the joint and two-thirds survivor annuity option.

From time to time, the Company may offer Owners both fixed and variable annuity rates more favorable than those contained in the Contract. Any such rates will be applied uniformly to all Owners of the same class.

For an illustration of a variable annuity benefit payment calculation using a hypothetical example, see "ANNUITY BENEFIT PAYMENTS" in the SAI.

M.  NORRIS DECISION

In the case of ARIZONA GOVERNING COMMITTEE V. NORRIS, the United States Supreme Court ruled that, in connection with retirement benefit options offered under certain employer-sponsored employee benefit plans, annuity options based on sex-distinct actuarial tables are not permissible under Title VII of the Civil Rights Act of 1964. The ruling requires that benefits derived from contributions paid into a plan after August 1, 1983 be calculated without regard to the sex of the employee. Annuity benefits attributable to payments received by the Company under a Contract issued in connection with an employer-sponsored benefit plan affected by the NORRIS decision will be based on the greater of (1) the Company's unisex Non-Guaranteed Current Annuity Option Rates or (2) the guaranteed unisex rates described in such Contract, regardless of whether the Annuitant is male or female.

N.  COMPUTATION OF VALUES

THE ACCUMULATION UNIT. Each net payment is allocated to the accounts selected by the Owner. Allocations to the Sub-Accounts are credited to the Contract in the form of Accumulation Units. Accumulation Units are credited separately for each Sub-Account. The number of Accumulation Units of each Sub-Account credited to the Contract is equal to the portion of the net payment allocated to the Sub-Account, divided by the dollar value of the applicable Accumulation Unit as of the Valuation Date the payment is received at the Principal Office. The number of Accumulation Units resulting from each payment will remain fixed unless changed by a subsequent split of Accumulation Unit value, a transfer, a withdrawal, or surrender. The dollar value of an Accumulation Unit of each Sub-Account varies from Valuation Date to Valuation Date based on the investment experience of that Sub-Account and will reflect the investment performance, expenses and charges of its Funds. The value of an Accumulation Unit was set at $1.00 on the first Valuation Date for each Sub-Account.

Allocations to Guarantee Period Accounts and the Fixed Account are not converted into Accumulation Units, but are credited interest at a rate periodically set by the Company. See APPENDIX B.

The Accumulated Value under the Contract is determined by (1) multiplying the number of Accumulation Units in each Sub-Account by the value of an Accumulation Unit of that Sub-Account on the Valuation Date, (2) adding the products, and (3) adding the amount of the accumulations in the Fixed Account and Guarantee Period Accounts, if any.

NET INVESTMENT FACTOR. The Net Investment Factor is an index that measures the investment performance of a Sub-Account from one Valuation Period to the next. This factor is equal to 1.000000 plus the result from dividing (1) by (2) and subtracting (3) and (4) where:

    (1) is the investment income of a Sub-Account for the Valuation Period, including realized or unrealized capital gains and losses during the Valuation Period, adjusted for provisions made for taxes, if any;

    (2) is the value of that Sub-Account's assets at the beginning of the Valuation Period;


    (3) is a charge for mortality and expense risks equal to 1.25% on an annual basis of the daily value of the Sub-Account's assets; and


    (4) is an administrative charge of 0.20% on an annual basis of the daily value of the Sub-Account's assets.

The dollar value of an Accumulation Unit as of a given Valuation Date is determined by multiplying the dollar value of the corresponding Accumulation Unit as of the immediately preceding Valuation Date by the appropriate net investment factor.

For an illustration of Accumulation Unit calculation using a hypothetical example see the SAI.

                             CHARGES AND DEDUCTIONS

Deductions under the Contract and charges against the assets of the Sub-Accounts are described below. Other deductions and expenses paid out of the assets of the Funds are described in the prospectuses and SAIs of The Palladian Trust and Allmerica Investment Trust.

A.  VARIABLE ACCOUNT DEDUCTIONS


MORTALITY AND EXPENSE RISK CHARGE. The Company makes a daily charge equal to an annual rate of 1.25% of the value of each Sub-Account's assets to cover the mortality and expense risk which the Company assumes in relation to the variable portion of the Contract. The charge is imposed during both the accumulation period and the annuity payout period. The mortality risk arises from the Company's guarantee that it will make annuity benefit payments in accordance with annuity rate provisions established at the time the Contract is issued for the life of the Annuitant (or in accordance with the annuity option selected), no matter how long the Annuitant (or other payee) lives and no matter how long all Annuitants as a class live. Therefore, the mortality charge is deducted during the annuity phase on all contracts, including those that do not involve a life contingency, even though the Company does not bear direct mortality risk with respect to variable annuity settlement options that do not involve life contingencies. The expense risk arises from the Company's guarantee that the charges it makes will not exceed the limits described in the Contract and in this Prospectus.


If the charge for mortality and expense risks is not sufficient to cover actual mortality experience and expenses, the Company will absorb the losses. If expenses are less than the amounts provided to the Company by the charge, the difference will be a profit to the Company.

To the extent this charge results in a profit to the Company, such profit will be available for use by the Company for, among other things, the payment of distribution, sales and other expenses.

Since mortality and expense risks involve future contingencies which are not subject to precise determination in advance, it is not feasible to identify specifically the portion of the charge which is applicable to each. The Company estimates that a reasonable allocation might be 0.80% for mortality risk and 0.45% for expense risk.

ADMINISTRATIVE EXPENSE CHARGE. The Company assesses each Sub-Account with a daily charge at an annual rate of 0.20% of the average daily net assets of the Sub-Account. The charge is imposed during both the accumulation period and the annuity period. The daily Administrative Expense Charge is assessed to help defray administrative expenses actually incurred in the administration of the Sub-Account, without profits. There is no direct relationship, however, between the amount of administrative expenses imposed on a given contract and the amount of expenses actually attributable to that contract.


Deductions for the Contract fee (described below under "B. Contract Fee") and for the administrative expense charge are designed to reimburse the Company for the cost of administration and related expenses and are not expected to be a source of profit. The administrative functions and expense assumed by the Company in connection with the Variable Account and the Contract includes, but are not limited to, clerical, accounting, actuarial and legal services, rent, postage, telephone, office equipment and supplies, expenses of preparing and printing registration statements, expense of preparing and typesetting prospectuses and the cost of printing prospectuses not allocable to sales expense, filing and other fees.


OTHER CHARGES. Because the Sub-Accounts purchase shares of the Funds, the value of the net assets of the Sub-Accounts will reflect the investment advisory fee and other expenses incurred by the Funds. The prospectuses and SAIs of The Palladian-SM- Trust and Allmerica Investment Trust contain additional information concerning expenses of the Funds.

B.  CONTRACT FEE

A $30 Contract fee currently is deducted on the Contract anniversary date and upon full surrender of the Contract when the Accumulated Value is less than $100,000. The Contract fee is waived for contracts issued to and maintained by the trustee of a 401(k) plan. Where Contract value has been allocated to more than one account, a percentage of the total Contract fee will be deducted from the Value in each account. The portion of the charge deducted from each account will be equal to the percentage which the Value in that account bears to the Accumulated Value under the Contract. The deduction of the Contract fee from a Sub-Account will result in cancellation of a number of Accumulation Units equal in value to the percentage of the charge deducted from that account.


Where permitted by law, the Contract fee also may be waived for Contracts where, on the issue date, either the Owner or the Annuitant is within the following classes of individuals ("eligible persons"): employees and registered representatives of any broker dealer which has entered into a sales agreement with the Company to sell the Contract; employees of the Company, its affiliates and subsidiaries; officers, directors, trustees and employees of any of the Funds; investment managers or Sub-Advisers; and the spouses of and immediate family members residing in the same household with such eligible persons. "Immediate family members" means children, siblings, parents and grandparents.


C.  PREMIUM TAXES

Some states and municipalities impose a premium tax on variable annuity contracts. State premium taxes currently range up to 3.5%.

The Company makes a charge for state and municipal premium taxes, when applicable, and deducts the amount paid as a premium tax charge. The current practice of the Company is to deduct the premium tax charge in one of two ways:

    (1) if the premium tax was paid by the Company when payments were received, the premium tax charge is deducted on a pro-rata basis when withdrawals are made, upon surrender of the Contract, or when annuity benefit payments begin (the Company reserves the right instead to deduct the premium tax charge for these contracts at the time the payments are received); or

    (2) the premium tax charge is deducted when annuity benefit payments begin.

In no event will a deduction be taken before the Company has incurred a tax liability under applicable state law

If no amount for premium tax was deducted at the time the payment was received, but subsequently tax is determined to be due prior to the Annuity Date, the Company reserves the right to deduct the premium tax from the Contract value at the time such determination is made.

D.  CONTINGENT DEFERRED SALES CHARGE

No charge for sales expense is deducted from payments at the time the payments are made. A contingent deferred sales charge is deducted, however, from the Accumulated Value of the Contract in the case of surrender of and/or withdrawals from the Contract or at the time annuity benefit payments begin, within certain time limits described below.


For purposes of determining the contingent deferred sales charge, the Accumulated Value is divided into three categories: (1) New Payments - payments received by the Company during the seven years preceding the date of the surrender; (2) Old Payments - accumulated payments not defined as New Payments; and (3) the amount available under the Withdrawal Without Surrender Charge provision. See "Withdrawal Without Surrender Charge" below. For purposes of determining the amount of any contingent deferred sales charge, surrenders will be deemed to be taken first from amounts available as a Withdrawal Without Surrender Charge, if any; then from any Old Payments, and then from New Payments. Amounts available as a Withdrawal Without Surrender Charge, followed by Old Payments, may be withdrawn from the Contract at any time without the imposition of a contingent deferred sales charge. If a withdrawal is attributable all or in part to New Payments, a contingent deferred sales charge may apply.



CHARGE FOR SURRENDER AND WITHDRAWALS. If the Contract is surrendered, or if New Payments are withdrawn, while the Contract is in force and before the Annuity Date, a contingent deferred sales charge may be imposed. The amount of the charge will depend upon the number of years that the New Payments, if any, to which the withdrawal is attributed have remained credited under the Contract. Amounts withdrawn are deducted first from Old Payments. Then, for the purpose of calculating surrender charges for New Payments, all amounts withdrawn are assumed to be deducted first from the earliest New Payment and then from the next earliest New Payment and so on, until all New Payments have been exhausted pursuant to the first-in-first-out ("FIFO") method of accounting. (See "FEDERAL TAX CONSIDERATIONS" for a discussion of how withdrawals are treated for income tax purposes.)


The Contingent Deferred Sales Charges are as follows:

       YEARS FROM DATE             CHARGE AS PERCENTAGE OF
          OF PAYMENT                NEW PAYMENTS WITHDRAWN
------------------------------  ------------------------------
         Less than 1                          7%
              2                               6%
              3                               5%
              4                               4%
              5                               3%
              6                               2%
              7                               1%
          Thereafter                          0%

The amount withdrawn equals the amount requested by the Owner plus the charge, if any. The charge is applied as a percentage of the New Payments withdrawn, but in no event will the total contingent deferred sales charge exceed a maximum limit of 7.0% of total gross New Payments. Such total charge equals the aggregate of all applicable contingent deferred sales charges for surrender, withdrawals, and annuitization.

REDUCTION OR ELIMINATION OF WITHDRAWAL CHARGE. Where permitted by state law, the Company will waive the contingent deferred sales charge in the event that an Owner (or the Annuitant, if the Owner is not an individual): (1) is admitted to a medical care facility after the issue date of the Contract and remains confined there until the later of one year after the issue date or 90 consecutive days; (2) is first diagnosed by a licensed physician as having a fatal illness after the issue date of the Contract; (3) is physically disabled after the issue date of the Contract and before attaining age 65; or (4) commencing one year after issue of the Contract, is confined to a hospice or receives home health services, with certification from a licensed physician that the confinement to the hospice or receipt of home health care services is expected to continue until death. The Company may require proof of such disability and continuing disability, including written confirmation of receipt and approval of any claim for Social Security Disability Benefits and reserves the right to obtain an examination by a licensed physician of its choice and at its expense.



For purposes of the above provision, "medical care facility" means any state-licensed facility or, in a state that does not require licensing, a facility that is operating pursuant to state law, providing medically necessary inpatient care which is prescribed in writing by a licensed "physician" and based on physical limitations which prohibit daily living in a non-institutional setting; "fatal illness" means a condition diagnosed by a licensed "physician" which is expected to result in death within two years of the diagnosis; and "physician" means a person other than the Owner, Annuitant or a member of one of their families who is state licensed to give medical care or treatment and is acting within the scope of that license.


Where contingent deferred sales charges have been waived under any one of the four situations discussed above, no additional payments under the Contract will be accepted.


In addition, where permitted by law, the Company may reduce or waive contingent deferred sales charges and/ or credit additional amounts on Contracts issued where either the Owner or the Annuitant on the issue date is within the following classes of individuals ("eligible persons"): employees and registered representatives of any broker-dealer which has entered into a Sales Agreement with the Company to sell the Contract; employees of the Company, its subsidiaries and affiliates; officers, directors, trustees and employees of any of the Funds, investment managers or sub-advisers; and the spouses, children and other legal dependants (under age 21) of such eligible persons.



In addition, from time to time the Company may reduce the amount of the contingent deferred sales, the period during which it applies, or both, and/or credit additional amounts on the Contract when the Contract is sold to individuals or groups of individuals in a manner that reduces sales expenses. The Company will consider (1) the size and type of group; (2) the total amount of payments to be received and the manner in which payments are remitted; (3) the purpose for which the Contract is being purchased and whether that purpose makes it likely that costs and expenses will be reduced; (4) other transactions where sales expenses are likely to be reduced; or (5) the level of commissions paid to selling broker-dealers or certain financial institutions with respect to contracts within the same group or class (for example, broker-dealers who offer the Contract in connection with financial planning services offered on a fee-for-service basis). Finally, if permitted under state law, contingent deferred sales charges may be waived under Section 403(b) Contracts where the amount withdrawn is being contributed to a life insurance policy issued by the Company as part of the individual's Section 403(b) plan. Any reduction or elimination in the amount or duration of the contingent deferred sales charge will not discriminate unfairly among Owners. The Company will not make any changes to this charge where prohibited by law.


Pursuant to Section 11 of the 1940 Act and Rule 11a-2 thereunder, the contingent deferred sales charge is modified to effect certain exchanges of existing contracts issued by the Company for this Contract. See "EXCHANGE OFFER" in the SAI.

WITHDRAWAL WITHOUT SURRENDER CHARGE. In each calendar year, the Company will waive the contingent deferred sales charge, if any, on an amount ("Withdrawal Without Surrender Charge") equal to the greatest of (1), (2) or (3):

Where:  (1)  is:  The Accumulated Value as of the Valuation Date coincident with or next following the date of receipt of the request for withdrawal, reduced by total gross payments not previously withdrawn ("Cumulative Earnings")

Where:  (2)  is:  15% of the Accumulated Value as of the Valuation Date
                  coincident with or next following the date of receipt of the request for withdrawal, reduced by the total amount of any prior withdrawals made in the same calendar year to which no contingent deferred sales charge was applied.

Where:  (3)  is:  The amount calculated under the Company's life expectancy distribution (see "Life Expectancy Distributions,") whether or not the withdrawal was part of such distribution (applies only if the Annuitant is also an Owner)


For example, an 81-year-old Owner/Annuitant with an Accumulated Value of $15,000, of which $1,000 is Cumulative Earnings, would have a Withdrawal Without Surrender Charge of $2,250, which is equal to the greatest of:


    (1) Cumulative Earnings ($1,000);

    (2) 15% of Accumulated Value ($2,250); or

    (3) LED of 10.2% of Accumulated Value ($1,530).

The Withdrawal Without Surrender Charge will first be deducted from Cumulative Earnings. If the Withdrawal Without Surrender Charge exceeds Cumulative Earnings, the excess amount will be deemed withdrawn from payments not previously withdrawn on a last-in-first-out ("LIFO") basis. If more than one withdrawal is made during the year, on each subsequent withdrawal the Company will waive the contingent deferred sales load, if any, until the entire Withdrawal Without Surrender Charge amount has been withdrawn. Amounts withdrawn from a Guarantee Period Account prior to the end of the applicable Guarantee Period will be subject to a Market Value Adjustment.

SURRENDERS. In the case of a complete surrender, the amount received by the Owner is equal to the entire Accumulated Value under the Contract, net of the applicable contingent deferred sales charge on New Payments, the Contract fee and any applicable tax withholding, and adjusted for any applicable Market Value Adjustment. Subject to the same rules applicable to withdrawals, the Company will not assess a contingent deferred sales charge on an amount equal to the greater of the Withdrawal Without Surrender Charge amount, described above, or the life expectancy distribution, if applicable.

Where an Owner who is a trustee under a pension plan surrenders, in whole or in part, the Contract on a terminating employee, the trustee will be permitted to reallocate all or a part of the total Accumulated Value under the Contract to other Contracts issued by the Company and owned by the trustee, with no deduction for any otherwise applicable contingent deferred sales charge. Any such reallocation will be at the unit values for the Sub-Accounts as of the Valuation Date on which a written, signed request is received at the Principal Office.

For further information on surrender and withdrawal, including minimum limits on amount withdrawn and amounts remaining under the Contract in the case of withdrawal, and important tax considerations, see "E. Surrender" and "F. Withdrawals" under "DESCRIPTION OF CONTRACT," and see "FEDERAL TAX CONSIDERATIONS."

CHARGE AT THE TIME ANNUITY BENEFIT PAYMENTS BEGIN. If any commutable period certain option or a non-commutable period certain option for less than ten years is chosen, a contingent deferred sales charge will be deducted from the Accumulated Value of the Contract if the Annuity Date occurs at any time when the surrender charge would still apply had the Contract been surrendered on the Annuity Date.

No contingent deferred sales charge is imposed at the time of annuitization in any Contract year under an option involving a life contingency or for any non-commutable period certain option for ten years or more. A Market Value Adjustment, however, may apply. See "GUARANTEE PERIOD ACCOUNTS."

If an owner of a fixed annuity contract issued by the Company wishes to elect a variable annuity option, the Company may permit such owner to exchange, at the time of annuitization, the fixed contract for the Contract offered in this Prospectus. The proceeds of the fixed contract, minus any contingent deferred sales charge applicable under the fixed contract if a period certain option is chosen, will be applied towards the variable annuity option desired by the Owner. The number of Annuity Units under the option will be calculated using the Annuity Unit values as of the 15th of the month preceding the Annuity Date.

E.  TRANSFER CHARGE

The Company currently makes no charge for processing transfers. The Company guarantees that the first 12 transfers in a Contract year will be free of transfer charge, but reserves the right to assess a charge, guaranteed never to exceed $25, for each subsequent transfer in a Contract year. For more information, see "D. Transfer Privilege."

                           GUARANTEE PERIOD ACCOUNTS

Due to certain exemptive and exclusionary provisions in the securities laws, interests in the Guarantee Period Accounts and the Company's Fixed Account are not registered as an investment company under the provisions of the 1933 Act or the 1940 Act. Accordingly, the staff of the SEC has not reviewed the disclosures in this Prospectus relating to the Guarantee Period Accounts or the Fixed Account. Nevertheless, disclosures regarding the Guarantee Period Accounts and the Fixed Account of this Contract or any benefits offered under these accounts may be subject to the provisions of the 1933 Act relating to the accuracy and completeness of statements made in this Prospectus.

INVESTMENT OPTIONS. In most jurisdictions, Guarantee Periods ranging from two through ten years may be available under the Contract. Each Guarantee Period Account established for the Owner is accounted for separately in a non-unitized segregated account. Each Guarantee Period Account provides for the accumulation of interest at a Guaranteed Interest Rate. The Guaranteed Interest Rate on amounts allocated or transferred to a Guarantee Period Account is determined from time to time by the Company in accordance with market conditions; however, once an interest rate is in effect for a Guarantee Period Account, the Company may not change it during the duration of the Guarantee Period. In no event will the Guaranteed Interest Rate be less than 3%.

To the extent permitted by law, the Company reserves the right at any time to offer Guarantee Periods with durations that differ from those which were available when the Contract initially was issued and to stop accepting new allocations, transfers or renewals to a particular Guarantee Period.

Owners may allocate net payments or make transfers from any of the Sub-Accounts, the Fixed Account or an existing Guarantee Period Account to establish a new Guarantee Period Account at any time prior to the Annuity Date. (In Oregon and Massachusetts, payments and transfers to the Fixed Account are subject to certain restrictions. See APPENDIX A.) Transfers from a Guarantee Period Account on any date other than on the day following the expiration of that Guarantee Period will be subject to a Market Value Adjustment. The Company establishes a separate investment account each time the Owner allocates or transfers amounts to a Guarantee Period Account except that amounts allocated to the same Guarantee Period on the same day will be treated as one Guarantee Period Account. The minimum that may be allocated to establish a Guarantee Period Account is $1,000. If less than $1,000 is allocated, the Company reserves the right to apply that amount to the Money Market Fund. The Owner may allocate amounts to any of the Guarantee Periods available.

At least 45 days, but not more than 75 days, prior to the end of a Guarantee Period, the Company will notify the Owner in writing of the expiration of that Guarantee Period. At the end of a Guarantee Period the Owner may transfer amounts to the Sub-Accounts, the Fixed Account or establish a new Guarantee Period Account of any duration then offered by the Company without a Market Value Adjustment. If reallocation instructions are not received at the Principal Office before the end of a Guarantee Period, the account value will be automatically applied to a new Guarantee Period Account with the same duration unless (1) less than $1,000 would remain in the Guarantee Period Account on the expiration date; or (2) the Guarantee Period would extend beyond the Annuity Date or is no longer available. In such cases, the Guarantee Period Account value will be transferred to the Money Market Fund. Where amounts have been automatically renewed into a new Guarantee Period, it is the Company's current practice to give the Owner an additional 30 days to transfer out of the Guarantee Period Account without application of a Market Value Adjustment. This practice may be discontinued or changed at the Company's discretion.

MARKET VALUE ADJUSTMENT. No Market Value Adjustment will be applied to transfers, withdrawals, or a surrender from a Guarantee Period Account on the expiration of its Guarantee Period. In addition, no negative Market Value Adjustment will be applied to a death benefit although a positive Market Value Adjustment, if any, will be applied to increase the value of the death benefit when based on the Contract's Accumulated Value. See "Death Benefit." All other transfers, withdrawals, or a surrender prior to the end of a Guarantee Period will be subject to a Market Value Adjustment, which may increase or decrease the account value. Amounts applied under an annuity option are treated as withdrawals when calculating the Market Value Adjustment. The Market Value Adjustment will be determined by multiplying the amount taken from each Guarantee Period Account before deduction of any Surrender Charge by the market value factor. The market value factor for each Guarantee Period Account is equal to:

                            [(1+i)/(1+j)](n/365) - 1

where:  i  is the Guaranteed Interest Rate expressed as a decimal (for example:
           3% = 0.03) being credited to the current Guarantee Period;

        j is the new Guaranteed Interest Rate, expressed as a decimal, for a Guarantee Period with a duration equal to the number of years remaining in the current Guarantee Period, rounded to the next higher number of whole years. If that rate is not available, the Company will use a suitable rate or index allowed by the Department of Insurance; and

        n is the number of days remaining from the effective Valuation Date to the end of the current Guarantee Period.

Based on the application of this formula, the value of a Guarantee Period Account will increase after the Market Value Adjustment is applied if the then current market rates are lower than the rate being credited to the Guarantee Period Account. Similarly, the value of a Guarantee Period Account will decrease after the Market Value Adjustment is applied if the then current market rates are higher than the rate being credited to the Guarantee Period Account. The Market Value Adjustment is limited, however, so that even if the account value is decreased after application of a Market Value Adjustment, it will equal or exceed the Owner's principal plus 3% earnings per year less applicable Contract fees. Conversely, if the then current market rates are lower and the account value is increased after the Market Value Adjustment is applied, the increase in value also is affected by the minimum guaranteed rate of 3% such that the amount that will be added to the Guarantee Period Account is limited to the difference between the amount earned and the 3% minimum guaranteed earnings. For examples of how the Market Value Adjustment works, see APPENDIX B.

PROGRAM TO PROTECT PRINCIPAL AND PROVIDE GROWTH POTENTIAL. Under this feature, the Owner elects a Guarantee Period and one or more Sub-Accounts. The Company will then compute the proportion of the initial payment that must be allocated to the Guarantee Period selected, assuming no transfers or withdrawals, in order to ensure that on the last day of the Guarantee Period it will equal the amount of the entire initial payment. The required amount then will be allocated to the preselected Guarantee Period Account and the remaining balance to the other investment options selected by the Owner in accordance with the procedures described in "A. Payments."


WITHDRAWALS. Prior to the Annuity Date, the Owner may make withdrawals of amounts held in the Guarantee Period Accounts. Withdrawals from these accounts will be made in the same manner and be subject to the same rules as set forth under "E. Surrender" and "F. Withdrawals." In addition, the following provisions also apply to withdrawals from a Guarantee Period Account: (1) a Market Value Adjustment will apply to all withdrawals, including Withdrawals Without Surrender Charge, unless made at the end of the Guarantee Period; and (2) the Company reserves the right to defer payments of amounts withdrawn from a Guarantee Period Account for up to six months from the date it receives the withdrawal request. If deferred for 30 days or more, the Company will pay interest on the amount deferred at a rate of at least 3%.


In the event that a Market Value Adjustment applies to a withdrawal of a portion of the value of a Guarantee Period Account, it will be calculated on the amount requested and deducted or added to the amount remaining in the Guarantee Period Account. If the entire amount in a Guarantee Period Account is requested, the adjustment will be made to the amount payable. If a contingent deferred sales charge applies to the withdrawal, it will be calculated as set forth under "D. Contingent Deferred Sales Charge" after application of the Market Value Adjustment.

                           FEDERAL TAX CONSIDERATIONS

The effect of federal income taxes on the value of a Contract, on withdrawals or surrenders, on annuity benefit payments, and on the economic benefit to the Owner, Annuitant, or beneficiary depends upon a variety of factors. The following discussion is based upon the Company's understanding of current federal income tax laws as they are interpreted as of the date of this Prospectus. No representation is made regarding the likelihood of continuation of current federal income tax laws or of current interpretations by the IRS. In addition, this discussion does not address state or local tax consequences that may be associated with this Contract.

IT SHOULD BE RECOGNIZED THAT THE FOLLOWING DISCUSSION OF FEDERAL INCOME TAX ASPECTS OF AMOUNTS RECEIVED UNDER VARIABLE ANNUITY CONTRACTS IS NOT EXHAUSTIVE, DOES NOT PURPORT TO COVER ALL SITUATIONS, AND IS NOT INTENDED AS TAX ADVICE. A QUALIFIED TAX ADVISER ALWAYS SHOULD BE CONSULTED WITH REGARD TO THE APPLICATION OF LAW TO INDIVIDUAL CIRCUMSTANCES.

The Company intends to make a charge for any effect which the income, assets, or existence of the Contract, the Variable Account or the Sub-Accounts may have upon its tax. The Variable Account presently is not subject to tax, but the Company reserves the right to assess a charge for taxes should the Variable Account at any time become subject to tax. Any charge for taxes will be assessed on a fair and equitable basis in order to preserve equity among classes of Owners and with respect to each separate account as though that separate account were a separate taxable entity.

The Variable Account is considered a part of and taxed with the operations of the Company. The Company is taxed as a life insurance company under Subchapter L of the Internal Revenue Code (the "Code"). The Company files a consolidated tax return with its affiliates.

The IRS has issued regulations relating to the diversification requirements for variable annuity and variable life insurance contracts under Section 817(h) of the Code. The regulations provide that the investments of a segregated asset account underlying a variable annuity contract are diversified adequately if no more than 55% of the value of its assets is represented by any one investment, no more than 70% by any two investments, no more than 80% by any three investments, and no more than 90% by any four investments. If the investments are not adequately diversified, the income on a contract, for any taxable year of the owner, would be treated as ordinary income received or accrued by the owner. It is anticipated that the Portfolios of the Palladian Trust and the Money Market Fund of Allmerica Investment Trust will comply with the current diversification requirements. In the event that future IRS regulations and/or rulings would require Contract modifications in order to remain in compliance with the diversification standards, the Company will make reasonable efforts to comply, and it reserves the right to make such changes as it deems appropriate for that purpose.

A.  QUALIFIED AND NON-QUALIFIED CONTRACTS

From a federal tax viewpoint there are two types of variable annuity contracts:
"qualified" contracts and "non-qualified" contracts. A qualified contract is one that is purchased in connection with a retirement plan which meets the requirements of Sections 401, 403, or 408 of the Code, while a non-qualified contract is one that is not purchased in connection with one of the indicated retirement plans. The tax treatment for certain withdrawals or surrenders will vary, depending on whether they are made from a qualified contract or a non-qualified contract. For more information on the tax provisions applicable to qualified contracts, see "D. Provisions Applicable to Qualified Employer Plans" below.

B.  TAXATION OF THE CONTRACTS IN GENERAL

The Company believes that the Contract described in this Prospectus will, with certain exceptions (see "Non-Natural Owners" below), be considered an annuity contract under Section 72 of the Code. This section governs the taxation of annuities. The following discussion concerns annuities subject to Section 72.

WITHDRAWALS PRIOR TO ANNUITIZATION. With certain exceptions, any increase in the Contract's Accumulated Value is not taxable to the Owner until it is withdrawn from the Contract. If the Contract is surrendered or amounts are withdrawn prior to the Annuity Date, any withdrawal of investment gain in value over the cost basis of the Contract will be taxed as ordinary income. Under the current provisions of the Code, amounts received under an annuity contract prior to annuitization (including payments made upon the death of the annuitant or owner), generally are first attributable to any investment gains credited to the contract over the taxpayer's "investment in the contract." Such amounts will be treated as gross income subject to federal income taxation. "Investment in the Contract" is the total of all payments to the Contract which were not excluded from the Owner's gross income less any amounts previously withdrawn which were not included in income. Section 72(e)(11)(A)(ii) requires that all non-qualified deferred annuity contracts issued by the same insurance company to the same owner during a single calendar year be treated as one contract in determining taxable distributions.

ANNUITY PAYOUTS AFTER ANNUITIZATION. When annuity benefit payments are commenced under the Contract, generally a portion of each payment may be excluded from gross income. The excludable portion generally is determined by a formula that establishes the ratio that the cost basis of the Contract bears to the expected return under the Contract. The portion of the payment in excess of this excludable amount is taxable as ordinary income. Once all cost basis in the Contract is recovered, the entire payment is taxable. If the annuitant dies before the cost basis is recovered, a deduction for the difference is allowed on the annuitant's final tax return.


PENALTY ON DISTRIBUTION. A 10% penalty tax may be imposed on the withdrawal of investment gains if the withdrawal is made prior to age 59 1/2. The penalty tax will not be imposed on withdrawals taken on or after age 59 1/2, or if the withdrawal follows the death of the Owner (or, if the Owner is not an individual, the death of the primary Annuitant, as defined in the Code) or, in the case of the Owner's "total disability" (as defined in the Code). Furthermore, under Section 72 of the Code, this penalty tax will not be imposed, irrespective of age, if the amount received is one of a series of "substantially equal" periodic payments made at least annually for the life or life expectancy of the payee. This requirement is met when the Owner elects to have distributions made over the Owner's life expectancy, or over the joint life expectancy of the Owner and beneficiary. The requirement that the amount be paid out as one of a series of "substantially equal" periodic payments is met when the number of units withdrawn to make each distribution is substantially the same. Any modification, other than by reason of death or disability, of distributions which are part of a series of substantially equal periodic payments that occurs before the Owner's age 59 1/2 or five years, will subject the Owner to the 10% penalty tax on the prior distributions.


In a Private Letter Ruling, the IRS took the position that where distributions from a variable annuity contract were determined by amortizing the accumulated value of the contract over the taxpayer's remaining life expectancy (such as under the Contract's LED option), and the option could be changed or terminated at any time, the distributions failed to qualify as part of a "series of substantially equal payments" within the meaning of Section 72 of the Code. The distributions, therefore, were subject to the 10% federal penalty tax. This Private Letter Ruling may be applicable to an Owner who receives distributions under the LED option prior to age 59 1/2. Subsequent Private Letter Rulings, however, have treated LED-type withdrawal programs as effectively avoiding the 10% penalty tax. The position of the IRS on this issue is unclear.

ASSIGNMENTS OR TRANSFERS. If the Owner transfers (assigns) the Contract to another individual as a gift prior to the Annuity Date, the Code provides that the Owner will incur taxable income at the time of the transfer. An exception is provided for certain transfers between spouses. The amount of taxable income upon such taxable transfer is equal to any investment gain in value over the Owner's cost basis at the time of the transfer. The transfer also is subject to federal gift tax provisions. Where the Owner and Annuitant are different persons, the change of ownership of the Contract to the Annuitant on the Annuity Date, as required under the Contract, is a gift and will be taxable to the Owner as such; however, the Owner will not incur taxable income. Instead, the Annuitant will incur taxable income upon receipt of annuity benefit payments as discussed above.

NON-NATURAL OWNERS. As a general rule, deferred annuity contracts owned by "non-natural persons" (e.g., a corporation) are not treated as annuity contracts for federal tax purposes, and the investment income attributable to contributions made after February 28, 1986 is taxed as ordinary income that is received or accrued by the owner during the taxable year. This rule does not apply to annuity contracts purchased with a single payment when the annuity date is no later than a year from the issue date or to deferred annuities owned by qualified employer plans, estates, employers with respect to a terminated pension plan, and entities other than employers, such as a trust, holding an annuity as an agent for a natural person. This exception, however, will not apply in cases of any employer who is the owner of an annuity contract under a non-qualified deferred compensation plan.

DEFERRED COMPENSATION PLANS OF STATE AND LOCAL GOVERNMENTS AND TAX-EXEMPT ORGANIZATIONS. Under Section 457 of the Code, deferred compensation plans established by governmental and certain other tax-exempt employers for their employees may invest in annuity contracts. Contributions and investment earnings are not taxable to employees until distributed. With respect to payments made after February 28, 1986, however, a contract owned by a state or local government or a tax-exempt organization will not be treated as an annuity under
Section 72. In addition, plan assets are treated as property of the employer, and are subject to the claims of the employer's general creditors.

C.  TAX WITHHOLDING

The Code requires withholding with respect to payments or distributions from non-qualified contracts and IRAs, unless a taxpayer elects not to have withholding. A 20% withholding requirement applies to distributions from most other qualified contracts. In addition, the Code requires reporting to the IRS of the amount of income received with respect to payment or distributions from annuities.

The tax treatment of certain withdrawals or surrenders of the non-qualified Contracts offered by this Prospectus will vary according to whether or not the amount withdrawn or surrendered is allocable to an investment in the Contract made before or after certain dates.

D.  PROVISIONS APPLICABLE TO QUALIFIED EMPLOYER PLANS

The tax rules applicable to qualified retirement plans, as defined by the Code, are complex and vary according to the type of plan. Benefits under a qualified plan may be subject to that plan's terms and conditions irrespective of the terms and conditions of any annuity contract used to fund such benefits. As such, the following is simply a general description of various types of qualified plans that may use the Contract. Before purchasing any annuity contract for use in funding a qualified plan, more specific information should be obtained.

A qualified Contract may include special provisions (endorsements) changing or restricting rights and benefits otherwise available to an Owner of a non-qualified Contract. Individuals purchasing a qualified Contract should review carefully any such changes or limitations which may include restrictions to ownership, transferability, assignability, contributions, and distributions.

CORPORATE AND SELF-EMPLOYED ("H.R. 10" AND "KEOGH") PENSION AND PROFIT SHARING PLANS. Sections 401(a), 401(k) and 403(a) of the Code permit business employers and certain associations to establish various types of tax-favored retirement plans for employees. The Self-Employed Individuals' Tax Retirement Act of 1962, as amended, permits Self-Employed individuals to establish similar plans for themselves and their employees. Employers intending to use qualified Contracts in connection with such plans should seek competent advice as to the suitability of the Contract to their specific needs and as to applicable Code limitations and tax consequences.

The Company can provide prototype plans for certain pension or profit sharing plans for review by the plan's legal counsel. For information, ask your financial representative.


INDIVIDUAL RETIREMENT ANNUITIES. Section 408 of the Code permits eligible individuals to contribute to an individual retirement program known as an Individual Retirement Annuity ("IRA"). Note: this term covers all IRAs permitted under Section 408(b) of the Code, including Roth IRAs. IRAs are subject to limits on the amounts that may be contributed, the persons who may be eligible, and on the time when distributions may commence. In addition, certain distributions from other types of retirement plans may be "rolled over," on a tax-deferred basis, to an IRA. Purchasers of an IRA Contract will be provided with supplementary information as may be required by the IRS or other appropriate agency, and will have the right to revoke the Contract as described in this Prospectus. See "B. Right to Revoke Individual Retirement Annuities."


Eligible employers that meet specified criteria may establish simplified employee pension plans (SEP-IRAs) or SIMPLE IRA plans for their employees using the employees IRAs. Employer contributions that may be made to such plans are larger than the amounts that may be contributed to regular IRAs and may be deductible to the employer.

TAX-SHELTERED ANNUITIES ("TSAS"). Under the provisions of Section 403(b) of the Code, payments made to annuity contracts purchased for employees under annuity plans adopted by public school systems and certain organizations which are tax exempt under Section 501(c)(3) of the Code are excludable from the gross income of such employees to the extent that total annual payments do not exceed the maximum contribution permitted under the Code. Purchasers of TSA Contracts should seek competent advice as to eligibility, limitations on permissible payments and other tax consequences associated with the Contracts.


Withdrawals or other distributions attributable to salary reduction contributions (including earnings thereon) made to a TSA contract after December 31, 1988, may not begin before the employee attains age 59 1/2, separates from service, dies or becomes disabled. In the case of hardship, an Owner may withdraw amounts contributed by salary reduction, but not the earnings on such amounts. Even though a distribution may be permitted under these rules (e.g., for hardship or after separation from service), it may be subject to a 10% penalty tax as a premature distribution, in addition to income tax.

TEXAS OPTIONAL RETIREMENT PROGRAM. Distributions under a TSA Contract issued to participants in the Texas Optional Retirement Program may not be received except in the case of the participant's death, retirement or termination of employment in the Texas public institutions of higher education. These additional restrictions are imposed under the Texas Government Code and a prior opinion of the Texas Attorney General.

                                    REPORTS

The Owner is sent a report semi-annually which states certain financial information about the Funds. The Company also will furnish an annual report to the Owner containing a statement of his or her account, including unit values and other information as required by applicable law, rules and regulations. Loans are available to Owners of TSA Contracts (i.e., Contracts issued under Section 403(b) of the Code and to Contracts issued to plans qualified under Sections 401(a) and 401(k) of the Code. Loans are subject to provisions of the Code and to applicable qualified retirement plan rules. Tax advisors and plan fiduciaries should be consulted prior to exercising loan privileges.

                        LOANS (QUALIFIED CONTRACTS ONLY)

Loaned amounts will first be withdrawn from Sub-Account and Fixed Account values on a pro-rata basis until exhausted. Thereafter, any additional amounts will be withdrawn from the Guarantee Period Accounts (pro-rata by duration and LIFO (last-in, first-out) within each duration), subject to any applicable Market Value Adjustments. The maximum loan amount will be determined under the Company's maximum loan formula. The minimum loan amount is $1,000. Loans will be secured by a security interest in the Contract and the amount borrowed will be transferred to a loan asset account within the Company's General Account, where it will accrue interest at a specified rate below the then-current loan rate. Generally, loans must be repaid within five years or less, and repayments must be made quarterly and in substantially equal amounts. Repayments will be allocated pro rata in accordance with the most recent payment allocation, except that any allocations to a Guarantee Period Account will instead be allocated to the Money Market Fund.

               ADDITION, DELETION OR SUBSTITUTION OF INVESTMENTS

The Company reserves the right, subject to applicable law, to make additions to, deletions from, or substitutions for the shares that are held in the Sub-Accounts or that the Sub-Accounts may purchase. If the shares of any Fund are no longer available for investment or if in the Company's judgment further investment in any Fund should become inappropriate in view of the purposes of the Variable Account or the affected Sub-Account, the Company may redeem the shares of that Fund and substitute shares of another registered open-end management company. The Company will not substitute any shares attributable to a Contract interest in a Sub-Account without notice to the Owner and prior approval of the SEC and state insurance authorities, to the extent required by the 1940 Act or other applicable law. The Variable Account may, to the extent permitted by law, purchase other securities for other contracts or permit a conversion between contracts upon request by the Owner.

The Company also reserves the right to establish additional sub-accounts of the Variable Account, each of which would invest in shares corresponding to a new fund or in shares of another investment company having a specified investment objective. Subject to applicable law and any required SEC approval, the Company may, in its sole discretion, establish new sub-accounts or eliminate one or more Sub-Accounts if marketing needs, tax considerations or investment conditions warrant. Any new sub-accounts may be made available to existing Owners on a basis to be determined by the Company.

Shares of the Funds also are issued to variable accounts of the Company and its affiliates which issue variable life contracts ("mixed funding"). Shares of the Funds are also issued to other unaffiliated insurance companies ("shared funding"). Shares of the Funds may be offered to certain qualified retirement plans. It is conceivable that in the future such mixed funding, shared funding or sales to qualified plans may be disadvantageous for variable life owners, variable annuity owners or plan participants. Although the Company and the Trustees of The Palladian-SM- Trust and of Allmerica Investment Trust do not currently foresee any such disadvantages to variable life insurance owners, variable annuity owners or plan participants, the Company and the respective Trustees intend to monitor events in order to identify any material conflicts and to determine what action, if any, should be taken in response thereto. If the Trustees were to conclude that separate funds should be established for variable life and variable annuity separate accounts, the Company may be required to bear the attendant expenses.

If any of these substitutions or changes are made, the Company may, by appropriate endorsement, change the Contract to reflect the substitution or change and will notify Owners of all such changes. If the Company deems it to be in the best interest of Owners, and subject to any approvals that may be required under applicable law, the Variable Account or any Sub-Accounts may be operated as a management company under the 1940 Act, may be deregistered under the 1940 Act if registration is no longer required, or may be combined with other sub-Accounts or other separate accounts of the Company.

The Company reserves the right, subject to compliance with applicable law, to
(1) transfer assets from the Variable Account or Sub-Accounts to another of the Company's separate accounts or sub-accounts having assets of the same class, (2) to operate the Variable Account or any Sub-Account as a management investment company under the 1940 Act or in any other form permitted by law, (3) to deregister the Variable Account under the 1940 Act in accordance with the requirements of the 1940 Act, (4) to substitute the shares of any other registered investment company for the Fund shares held by a Sub-Account, in the event that Fund shares are unavailable for investment, or if the Company determines that further investment in such Fund shares is inappropriate in view of the purpose of the Sub-Account, (5) to change the methodology for determining the net investment factor, and (6) to change the names of the Variable Account or of the Sub-Accounts. In no event will the changes described above be made without notice to Owners in accordance with the 1940 Act.

                   CHANGES TO COMPLY WITH LAW AND AMENDMENTS

The Company reserves the right, without the consent of Owners, to suspend sales of the Contract as presently offered, and to make any change to provisions of the Contract to comply with, or give the Owners the benefit of, any federal or state statute, rule or regulations, including but not limited to requirements for annuity contracts and retirement plans under the Code and pertinent regulations or any state statute or regulation.

                                 VOTING RIGHTS

The Company will vote Fund shares held by each Sub-Account in accordance with instructions received from Owners and, after the Annuity Date, from the Annuitants. Each person having a voting interest in a Sub-Account will be provided with proxy materials of the Fund together with a form with which to give voting instructions to the Company. Shares for which no timely instructions are received will be voted in proportion to the instructions which are received. The Company also will vote shares in a Sub-Account that it owns and which are not attributable to contracts in the same proportion. If the 1940 Act or any rules thereunder should be amended or if the present interpretation of the 1940 Act or such rules should change, and as a result the Company determines that it is permitted to vote shares in its own right, whether or not such shares are attributable to the Contract, the Company reserves the right to do so.

The number of votes which an Owner or Annuitant may cast will be determined by the Company as of the record date established by the Fund. During the accumulation phase, the number of Fund shares attributable to each Owner will be determined by dividing the dollar value of the Accumulation Units of the Sub-Account credited to the contract by the net asset value of one Fund share. During the annuity payout phase, the number of Fund shares attributable to each Annuitant will be determined by dividing the reserve held in each Sub-Account for the Annuitant's variable annuity by the net asset value of one Fund share. Ordinarily, the Annuitant's voting interest in the Fund will decrease as the reserve for the variable annuity is depleted.

                                  DISTRIBUTION

The Contract offered by this Prospectus may be purchased from certain independent broker-dealers which are registered under the Securities Exchange Act of 1934 and members of the National Association of Securities Dealers, Inc. ("NASD"). The Contract also is offered through Allmerica Investments, Inc., which is the principal underwriter and distributor of the Contract. Allmerica Investments, Inc., 440 Lincoln Street, Worcester, MA 01653, is a registered broker-dealer, member of the NASD, and an indirect wholly owned subsidiary of First Allmerica.

The Company pays commissions, not to exceed 6.0% of payments, to broker-dealers which sell the Contract. Alternative commission schedules are available with lower initial commission amounts based on payments, plus ongoing annual compensation of up to 1% of Contract value. To the extent permitted by NASD rules, promotional incentives or payments may also be provided to such broker-dealers based on sales volumes, the assumption of wholesaling functions, or other sales-related criteria. Additional payments may be made for other services not directly related to the sale of the Contract, including the recruitment and training of personnel, production of promotional literature, and similar services.

The Company intends to recoup commissions and other sales expenses through a combination of anticipated contingent deferred sales charges and profits from the Company's General Account. Commissions paid on the Contract, including additional incentives or payments, do not result in any additional charge to Owners or to the Variable Account. Any contingent deferred sales charges assessed on the Contract will be retained by the Company.

Owners may direct any inquiries to their financial representative or to Allmerica Investments, Inc., 440 Lincoln Street, Worcester, MA 01653, Telephone 800-917-1909.

                                 LEGAL MATTERS

There are no legal proceedings pending to which the Variable Account is a party.

                              FURTHER INFORMATION

A Registration Statement under the 1933 Act relating to this offering has been filed with the SEC. Certain portions of the Registration Statement and amendments have been omitted in this Prospectus pursuant to the rules and regulations of the SEC. The omitted information may be obtained from the SEC's principal office in Washington, DC, upon payment of the SEC's prescribed fees.

                                   APPENDIX A
                    MORE INFORMATION ABOUT THE FIXED ACCOUNT

Because of exemption and exclusionary provisions in the securities laws, interests in the Fixed Account are not generally subject to regulation under the provisions of the Securities Act of 1933 or the Investment Company Act of 1940. Disclosures regarding the fixed portion of the annuity contract and the Fixed Account may be subject to the provisions of the Securities Act of 1933 concerning the accuracy and completeness of statements made in the Prospectus. The disclosures in this APPENDIX A have not been reviewed by the SEC.

The Fixed Account is part of the Company's General Account and is made up of all of the general assets of the Company other than those allocated to the separate account. Allocations to the Fixed Account become part of the assets of the Company and are used to support insurance and annuity obligations. A portion or all of net payments may be allocated to accumulate at a fixed rate of interest in the Fixed Account. Such net amounts are guaranteed by the Company as to principal and a minimum rate of interest. Under the Contract, the minimum interest which may be credited on amounts allocated to the Fixed Account is 3% compounded annually. Additional "Excess Interest" may or may not be credited at the sole discretion of the Company.

If the Contract is surrendered, or if an amount in excess of the Withdrawal Without Surrender Charge is withdrawn, while the Contract is in force and before the Annuity Date, a contingent deferred sales charge is imposed if such event occurs before the payments attributable to the surrender or withdrawal have been credited to the Contract at least seven full contract years.

In Massachusetts, payments and transfers to the Fixed Account are subject to the following restrictions:

        If a Contract is issued prior to the Annuitant's 60th birthday, allocations to the Fixed Account will be permitted until the Annuitant's 61st birthday. On and after the Annuitant's 61st birthday, no additional Fixed Account allocations will be accepted. If a Contract is issued on or after the Annuitant's 60th birthday, up through and including the Annuitant's 81st birthday, Fixed Account allocations will be permitted during the first Contract year. On and after the first Contract anniversary, no additional allocations to the Fixed Account will be permitted. If a Contract is issued after the Annuitant's 81st birthday, no payments to the Fixed Account will be permitted at any time.

If an allocation designated as a Fixed Account allocation is received at the Principal Office during a period when the Fixed Account is not available due to the limitations outlined above, the monies will be allocated to the Money Market Fund.

In Oregon, no payment to the Fixed Account will be permitted if a Contract is issued after the Annuitant's 81st birthday.


To the extent permitted by state law, the Company reserves the right, from time to time, to credit an enhanced interest rate to certain initial and/or subsequent payments ("eligible payments") which are deposited into the Fixed Account under an Automatic Transfer Option (dollar cost averaging election) that uses the Fixed Account as the source account from which automatic transfers are then processed. The following are not considered eligible payments: amounts transferred into the Fixed Account from the Variable Account and/or the Guarantee Period Accounts; amounts already in the Fixed Account at the time an eligible payment is deposited and amounts transferred to the Contract from another annuity contract issued by the Company.



An eligible payment must be automatically transferred out of the Fixed Account over a continuous six month period. The enhanced rate will apply during the six month period to any portion of the eligible payment remaining in the Fixed Account. Amounts automatically transferred out of the Fixed Account will no longer earn the enhanced rate of interest and, as of the date of transfer, will be subject to the variable investment performance of the sub-account(s) transferred into. If the automatic transfer option is terminated prior to the end of the six month period, the enhanced rate will no longer apply. The Company reserves the right to extend the period of time that the enhanced rate will apply.

                                   APPENDIX B
               SURRENDER CHARGES AND THE MARKET VALUE ADJUSTMENT

PART 1: SURRENDER CHARGES

FULL SURRENDER


Assume a Payment of $50,000 is made on the issue date and no additional payments are made. Assume there are no withdrawals and that the Withdrawal Without Surrender Charge is equal to the greater of 15% of the current Accumulated Value or the accumulated earnings in the Contract. The table below presents examples of the surrender charge resulting from a full surrender, based on hypothetical Accumulated Values.



                 HYPOTHETICAL  WITHDRAWAL WITHOUT       SURRENDER
    ACCOUNT      ACCUMULATED    SURRENDER CHARGE         CHARGE        SURRENDER
     YEAR           VALUE            AMOUNT            PERCENTAGE        CHARGE
---------------  ------------  -------------------  -----------------  ----------
           1      $54,000.00       $  8,100.00                 7%      $ 3,213.00
           2       58,320.00          8,748.00                 6%        2,974.32
           3       62,985.60         12,985.60                 5%        2,500.00
           4       68,024.45         18,024.45                 4%        2,000.00
           5       73,466.40         23,466.40                 3%        1,500.00
           6       79,343.72         29,343.72                 2%        1,000.00
           7       85,691.21         35,691.21                 1%          500.00
           8       92,546.51         42,546.51                 0%            0.00


WITHDRAWAL


Assume a Payment of $50,000 is made on the issue date and no additional payments are made. Assume that the Withdrawal Without Surrender Charge is equal to the greater of 15% of the current Accumulated Value or the accumulated earnings in the contract and there are withdrawals as detailed below. The table below presents examples of the surrender charge resulting from withdrawals, based on hypothetical Accumulated Values.



                 HYPOTHETICAL                WITHDRAWAL WITHOUT       SURRENDER
    ACCOUNT      ACCUMULATED                  SURRENDER CHARGE         CHARGE         SURRENDER
     YEAR           VALUE       WITHDRAWAL         AMOUNT            PERCENTAGE        CHARGE
---------------  ------------  ------------  -------------------  -----------------  -----------
           1      $54,000.00          $0.00      $  8,100.00                 7%       $    0.00
           2       58,320.00           0.00         8,748.00                 6%            0.00
           3       62,985.60           0.00        12,985.60                 5%            0.00
           4       68,024.45      30,000.00        18,024.45                 4%          479.02
           5       41,066.40      10,000.00         6,159.96                 3%          115.20
           6       33,551.72       5,000.00         5,032.76                 2%            0.00
           7       30,835.85      10,000.00         4,625.38                 1%           53.75
           8       22,502.72      15,000.00         3,375.41                 0%            0.00


PART 2: MARKET VALUE ADJUSTMENT

The market value factor is: [(1+i)/(1+j)](n/365)-1

The following examples assume:

1. The payment was allocated to a ten-year Guarantee Period Account with a Guaranteed Interest Rate of 8%.

2.  The date of surrender is seven years (2,555 days) from the expiration date.

3. The value of the Guarantee Period Account is equal to $62,985.60 at the end of three years.

4. No transfers or withdrawals affecting this Guarantee Period Account have been made.

5. Surrender charges, if any, are calculated in the same manner as shown in the examples in Part 1.

NEGATIVE MARKET VALUE ADJUSTMENT (UNCAPPED)
Assume that on the date of surrender, the current rate (j) is 10.00% or 0.10

    The market value factor             =  [(1+i)/(1+j)](n/365) -1

                                        =  [(1+.08)/(1+.10)](2555/365) -1

                                        =  (.98182)(7) -1

                                        =  -.12054

The market value adjustment             =  the market value factor multiplied by the withdrawal

                                        =  -.12054X$62,985.60

                                        =  -$7,592.11

POSITIVE MARKET VALUE ADJUSTMENT (UNCAPPED)
Assume that on the date of surrender, the current rate (j) is 7.00% or 0.07

    The market value factor             =  [(1+i)/(1+j)](n/365) -1

                                        =  [(1+.08)/(1+.07)](2555/365) -1

                                        =  (1.0093)(7) -1

                                        =  .06694

The market value adjustment             =  the market value factor multiplied by the withdrawal

                                        =  .06694X$62,985.60

                                        =  $4,216.26

NEGATIVE MARKET VALUE ADJUSTMENT (CAPPED)
Assume that on the date of surrender, the current rate (j) is 11.00% or 0.11


    The market value factor             =  [(1+i)/(1+j)](n/365) -1

                                        =  (1+.08)/(1+.11)](2555/365) -1

                                        =  (.97297)(7) -1

                                        =  -.17454

The market value adjustment             =  Minimum of the market value factor multiplied by the
                                           withdrawal or the negative of the excess interest earned
                                           over 3%

                                        =  Minimum of (-.17454X$62,985.60 or -$8,349.25)

                                        =  Minimum of (-$10,993.51 or -$8,349.25)

                                        =  -$8,349.25

POSITIVE MARKET VALUE ADJUSTMENT (CAPPED)
Assume that on the date of surrender, the current rate (j) is 6.00% or 0.06

    The market value factor             =  [(1+i)/(1+j)](n/365) -1

                                        =  [(1+.08)/(1+.06)](2555/365) -1

                                        =  (1.01887)(7) -1

                                        =  .13981

The market value adjustment             =  Minimum of the market value factor multiplied by the
                                           withdrawal or the excess interest earned over 3%

The market value factor                 =  Minimum of (.13981X$62,985.60 or $8,349.25)

                                        =  Minimum of ($8,806.02 or $8,349.25)

                                        =  $8,349.25

                                   APPENDIX C
                               THE DEATH BENEFIT

PART 1: DEATH OF THE ANNUITANT

DEATH BENEFIT ASSUMING NO WITHDRAWALS

Assume a payment of $50,000 is made on the issue date and no additional payments are made. Assume there are no withdrawals and that the Death Benefit Effective Annual Yield is equal to 5%. The table below presents examples of the Death Benefit based on the Hypothetical Accumulated Values.

               HYPOTHETICAL  HYPOTHETICAL
  CONTRACT     ACCUMULATED   MARKET VALUE      DEATH        DEATH        DEATH     HYPOTHETICAL
    YEAR          VALUE       ADJUSTMENT    BENEFIT (A)  BENEFIT (B)  BENEFIT (C)  DEATH BENEFIT
-------------  ------------  -------------  -----------  -----------  -----------  -------------
          1     $53,000.00     $    0.00     $53,000.00   $52,500.00   $50,000.00   $ 53,000.00
          2      53,530.00        500.00     54,030.00    55,125.00    53,000.00      55,125.00
          3      58,883.00          0.00     58,883.00    57,881.25    55,125.00      58,883.00
          4      52,994.70        500.00     53,494.70    60,775.31    58,883.00      60,775.31
          5      58,294.17          0.00     58,294.17    63,814.08    60,775.31      63,814.08
          6      64,123.59        500.00     64,623.59    67,004.78    63,814.08      67,004.78
          7      70,535.95          0.00     70,535.95    70,355.02    67,004.78      70,535.95
          8      77,589.54        500.00     78,089.54    73,872.77    70,535.95      78,089.54
          9      85,348.49          0.00     85,348.49    77,566.41    78,089.54      85,348.49
         10      93,883.34          0.00     93,883.34    81,444.73    85,348.49      93,883.34


Death Benefit (a) is the Accumulated Value increased by any positive Market Value Adjustment. Death Benefit (b) is the gross payments compounded annually at 5% decreased proportionately to reflect withdrawals. Death Benefit (c) is the death benefit that would have been payable on the most recent Contract anniversary, increased for subsequent payments, and decreased proportionately for subsequent withdrawals.


The Hypothetical Death Benefit is equal to the greatest of Death Benefits (a),
(b), or (c)

DEATH BENEFIT ASSUMING WITHDRAWALS

Assume a payment of $50,000 is made on the issue date and no additional payments are made. Assume there are withdrawals as detailed in the table below and that the Death Benefit Effective Annual Yield is equal to 5%. The table below presents examples of the Death Benefit based on the Hypothetical Accumulated Value.

               HYPOTHETICAL                HYPOTHETICAL
  CONTRACT     ACCUMULATED                 MARKET VALUE      DEATH        DEATH        DEATH     HYPOTHETICAL
    YEAR          VALUE      WITHDRAWALS    ADJUSTMENT    BENEFIT (A)  BENEFIT (B)  BENEFIT (C)  DEATH BENEFIT
-------------  ------------  ------------  -------------  -----------  -----------  -----------  -------------
          1     $53,000.00    $     0.00     $    0.00     $53,000.00   $52,500.00   $50,000.00   $ 53,000.00
          2      53,530.00          0.00        500.00     54,030.00    55,125.00    53,000.00      55,125.00
          3       3,883.00     50,000.00          0.00      3,883.00     4,171.13     3,972.50       4,171.13
          4       3,494.70          0.00        500.00      3,994.70     4,379.68     4,171.13       4,379.68
          5       3,844.17          0.00          0.00      3,844.17     4,598.67     4,379.68       4,598.67
          6       4,228.59          0.00        500.00      4,728.59     4,828.60     4,598.67       4,828.60
          7       4,651.45          0.00          0.00      4,651.45     5,070.03     4,828.60       5,070.03
          8       5,116.59          0.00        500.00      5,616.59     5,323.53     5,070.03       5,616.59
          9       5,628.25          0.00          0.00      5,628.25     5,589.71     5,616.59       5,628.25
         10         691.07      5,000.00          0.00        691.07       712.70       683.44         712.70

Death Benefit (a) is the Accumulated Value increased by any positive Market Value Adjustment. Death Benefit (b) is the gross payments compounded annually at 5%, decreased proportionately to reflect withdrawals. Death Benefit (c) is the death benefit that would have been payable on the most recent Contract anniversary, increased for subsequent payments, and decreased proportionately for subsequent withdrawals.


The Hypothetical Death Benefit is equal to the greatest of Death Benefits (a),
(b), or (c)

PART 2: DEATH OF THE OWNER WHO IS NOT THE ANNUITANT

Assume a payment of $50,000 is made on the issue date and no additional payments are made. Assume there are no partial withdrawals. The table below presents examples of the Death Benefit based on the Hypothetical Accumulated Values.

               HYPOTHETICAL  HYPOTHETICAL
  CONTRACT     ACCUMULATED   MARKET VALUE   HYPOTHETICAL
    YEAR          VALUE       ADJUSTMENT    DEATH BENEFIT
-------------  ------------  -------------  -------------
          1     $53,000.00     $    0.00     $ 53,000.00
          2      53,530.00        500.00       54,030.00
          3      58,883.00          0.00       58,883.00
          4      52,994.70        500.00       53,494.70
          5      58,294.17          0.00       58,294.17
          6      64,123.59        500.00       64,623.59
          7      70,535.95          0.00       70,535.95
          8      77,589.54        500.00       78,089.54
          9      85,348.49          0.00       85,348.49
         10      93,883.34          0.00       93,883.34


The Hypothetical Death Benefit is the Accumulated Value increased by any positive Market Value Adjustment.

               ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

                        STATEMENT OF ADDITIONAL INFORMATION

                                         OF

   FLEXIBLE PAYMENT DEFERRED VARIABLE AND FIXED ANNUITY CONTRACTS FUNDED THROUGH

                              FULCRUM SEPARATE ACCOUNT









THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT A PROSPECTUS. IT SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS OF THE FULCRUM SEPARATE ACCOUNT, DATED MAY 1, 1998 ("THE PROSPECTUS"). THE PROSPECTUS MAY BE OBTAINED FROM ANNUITY CLIENT SERVICES, ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY, 440 LINCOLN STREET, WORCESTER, MASSACHUSETTS 01653, TELEPHONE 1-800-917-1909.



                                 DATED MAY 1, 1998

                                 TABLE OF CONTENTS


GENERAL INFORMATION AND HISTORY. . . . . . . . . . . . . . . . . .2

TAXATION OF THE CONTRACT, THE VARIABLE ACCOUNT AND THE
     COMPANY . . . . . . . . . . . . . . . . . . . . . . . . . . .3

SERVICES . . . . . . . . . . . . . . . . . . . . . . . . . . . . .3

UNDERWRITERS . . . . . . . . . . . . . . . . . . . . . . . . . . .3

ANNUITY BENEFIT PAYMENTS . . . . . . . . . . . . . . . . . . . . .4

PERFORMANCE INFORMATION. . . . . . . . . . . . . . . . . . . . . .7

TAX-DEFERRED ACCUMULATION. . . . . . . . . . . . . . . . . . . . 12

FINANCIAL STATEMENTS . . . . . . . . . . . . . . . . . . . . . .F-1


                       GENERAL INFORMATION AND HISTORY

The Fulcrum Separate Account (the "Variable Account") is a separate investment account of Allmerica Financial Life Insurance and Annuity Company (the "Company") authorized by vote of its Board of Directors on June 13, 1996. The Company is a life insurance company organized under the laws of Delaware in July 1974. Its principal office (the "Principal Office") is located at 440 Lincoln Street, Worcester, Massachusetts 01653, telephone 508-855-1000. The Company is subject to the laws of the State of Delaware governing insurance companies and to regulation by the Commissioner of Insurance of Delaware. In addition, the Company is subject to the insurance laws and regulations of other states and jurisdictions in which it is licensed to operate. As of December 31, 1997, the Company had over $9.4 billion in assets and over $26.6 billion of life insurance in force.



Effective October 1, 1995, the Company changed its name from SMA Life Assurance Company to Allmerica Financial Life Insurance and Annuity Company. The Company is an indirectly wholly owned subsidiary of First Allmerica Financial Life Insurance Company ("First Allmerica") which, in turn, is a wholly owned subsidiary of Allmerica Financial Corporation ("AFC"). First Allmerica, originally organized under the laws of Massachusetts in 1844 as a mutual life insurance company and known as State Mutual Life Assurance Company of America, converted to a stock life insurance company and adopted its present name on October 16, 1995. First Allmerica is the fifth oldest life insurance company in America. As of December 31, 1997, First Allmerica and its subsidiaries (including the Company) had over $16.3 billion in combined assets and over $43.8 billion in life insurance in force.



Currently, six Sub-Accounts of the Variable Account are available under the Contract. Each Sub-Account invests in a corresponding investment portfolio of The Palladian -SM- Trust ("Palladian") or a fund of Allmerica Investment Trust (the "Trust"). Palladian and the Trust are both open-end, diversified management investment companies. The following Portfolios of Palladian are available under the Contract: Value, Growth, International Growth, Global Strategic Income, and Global Interactive/Telecomm Portfolio ("Underlying Portfolios"). One Fund of the Trust is available under the Contract: the Money Market Fund ("Underlying Fund"). Each Underlying Portfolio and Fund available under the Contract has its own investment objectives and certain attendant risks; for more information, see the Prospectuses and Statements of Additional Information for Palladian and for the Trust.

                     TAXATION OF THE CONTRACT, THE VARIABLE
                            ACCOUNT AND THE COMPANY

The Company currently imposes no charge for taxes payable in connection with the Contract, other than for state and local premium taxes and similar assessments when applicable. The Company reserves the right to impose a charge for any other taxes that may become payable in the future in connection with the Contract or the Variable Account.

The Variable Account is considered to be a part of and taxed with the operations of the Company. The Company is taxed as a life insurance company under Subchapter L of the Internal Revenue Code (the "Code"), and files a consolidated tax return with its parent and affiliated companies.

The Company reserves the right to make a charge for any effect which the income, assets, or existence of the Contract or the Variable Account may have upon its tax. Such charge for taxes, if any, will be assessed on a fair and equitable basis in order to preserve equity among classes of Contract Owners ("Owners"). The Variable Account presently is not subject to tax.


                                  SERVICES


CUSTODIAN OF SECURITIES. The Company serves as custodian of the assets of the Variable Account. Shares of the Underlying Portfolios and Fund owned by the Sub-Accounts are held on an open account basis. A Sub-Account's ownership of Underlying Portfolio and Fund shares is reflected on the records of the Underlying Portfolios and Fund, and are not represented by any transferable stock certificates.



EXPERTS. The financial statements of the Company as of December 31, 1997 and 1996 and for each of the two years in the period ended December 31, 1997, and the financial statements of the Fulcrum Separate Account of the Company as of December 31, 1997 and for the periods indicated, included in this Statement of Additional Information constituting part of this Registration Statement, have been so included in reliance on the reports of Price Waterhouse LLP, independent accountants, given on the authority of said firm as experts in auditing and accounting.


The financial statements of the Company included herein should be considered only as bearing on the ability of the Company to meet its obligations under the Contract.

                               UNDERWRITERS


Allmerica Investments, Inc. ("Allmerica Investments"), a registered broker-dealer under the Securities Exchange Act of 1934 and a member of the National Association of Securities Dealers, Inc. ("NASD"), serves as principal underwriter and general distributor for the Contract pursuant to a contract with Allmerica Investments, the Company and the Variable Account. Allmerica Investments distributes the Contract on a best-efforts basis. Allmerica Investments, Inc., 440 Lincoln Street, Worcester, Massachusetts 01653, was organized in 1969 as a wholly owned subsidiary of First Allmerica, and presently is indirectly wholly owned by First Allmerica.


The Contract offered by this Prospectus is offered continuously, and may be purchased from certain independent broker-dealers which are NASD members and whose representatives are authorized by applicable law to sell variable annuity contracts.

All persons selling the Contract are required to be licensed by their respective state insurance authorities for the sale of variable annuity contracts. The Company pays commissions, not to exceed 6.0% of purchase payments, to entities which sell the Contract. To the extent permitted by NASD rules, promotional incentives or payments also may be provided to such entities based on sales volumes, the assumption of wholesaling functions or other sales-related criteria. Additional payments may be made for other services not directly related to the sale of the Contract, including the recruitment and training of personnel, production of promotional literature and similar services.



Commissions paid on the Contract, including additional incentives or payments, and allowances paid, if any, are paid by the Company and do not result in any charge to Owners or to the Variable Account in addition to the charges described under "CHARGES AND DEDUCTIONS" in the Prospectus. The Company intends to recoup the commission and other sales expense through a combination of anticipated surrender, withdrawal and/or annuitization charges, profits from the Company's general account, including the investment earnings on amounts allocated to accumulate on a fixed basis in excess of the interest credited on fixed accumulations by the Company, and the profit, if any, from the mortality and expense risk charge.



The aggregate amounts of commissions paid to Western Capital Financial Group, Inc. and to independent broker-dealers, respectively, for sales of contracts funded by Fulcrum Separate Account were $529,272.25 and $588,878.81 in 1997. Sales of these contracts began in 1997.


                           ANNUITY BENEFIT PAYMENTS

The method by which the Accumulated Value under the Contract is determined is described in detail under "Computation of Values" in the Prospectus.

ILLUSTRATION OF ACCUMULATION UNIT CALCULATION USING HYPOTHETICAL EXAMPLE. The Accumulation Unit calculation for a daily Valuation Period may be illustrated by the following hypothetical example: Assume that the assets of a Sub-Account at the beginning of a one-day Valuation Period were $5,000,000; that the value of an Accumulation Unit on the previous date was $1.135000; and that during the Valuation Period, the investment income and net realized and unrealized capital gains exceed net realized and unrealized capital losses by $1,675. The Accumulation Unit Value at the end of the current Valuation Period would be calculated as follows:



(1)  Accumulation Unit Value -- Previous Valuation Period. . . . . $ 1.135000

(2)  Value of Assets -- Beginning of Valuation Period. . . . . . . $5,000,000

(3)  Excess of Investment Income and Net Gains
       Over Capital Losses . . . . . . . . . . . . . . . . . . . . . . $1,675


(4)  Adjusted Gross Investment Rate for the
       Valuation Period (3) divided by (2) . . . . . . . . . . . . . 0.000335


(5)  Annual Charge (one-day equivalent of 1.45% per annum) . . . . . 0.000040

(6)  Net Investment Rate (4) - (5) . . . . . . . . . . . . . . . . . 0.000295

(7)  Net Investment Factor 1.000000 + (6). . . . . . . . . . . . . . 1.000295

(8)  Accumulation Unit Value -- Current Period (1) x (7) . . . . . $ 1.135335

Conversely, if unrealized capital losses and charges for expenses and taxes exceeded investment income and net realized capital gains by $1,675, the Accumulation Unit Value at the end of the Valuation Period would have been $1.134574.

The method for determining the amount of annuity benefit payments is described in detail under "Determination of the First and Subsequent Annuity Benefit Payments" in the Prospectus.

ILLUSTRATION OF VARIABLE ANNUITY PAYMENT CALCULATION USING HYPOTHETICAL EXAMPLE. The determination of the Annuity Unit value and the variable annuity benefit payment may be illustrated by the following hypothetical example:
Assume an Annuitant has 40,000 Accumulation Units in a Variable Account, and that the value of an Accumulation Unit on the Valuation Date used to determine the amount of the first variable annuity payment is $1.120000. Therefore, the Accumulation Value of the Contract is $44,800 (40,000 x $1.120000). Assume also that the Owner elects an option for which the first monthly payment is $6.57 per $1,000 of Accumulated Value applied. Assuming no premium tax or contingent deferred sales charge, the first monthly payment would be 44.800 multiplied by $6.57, or $294.34.


Next, assume that the Annuity Unit value for the assumed rate of 3.5% per annum for the Valuation Date as of which the first payment was calculated was $1.100000. Annuity Unit values will not be the same as Accumulation Unit Values because the former reflect the 3.5% assumed interest rate used in the annuity rate calculations. When the Annuity Unit value of $1.100000 is divided into the first monthly payment, the number of Annuity Units represented by that payment is determined to be 267.5818. The value of this same number of Annuity Units will be paid in each subsequent month under most options. Assume further that the net investment factor for the Valuation Period applicable to the next annuity benefit payment is 1.000190. Multiplying this factor by .999906 (the one-day adjustment factor for the assumed interest rate of 3.5% per annum) produces a factor of 1.000096. This then is multiplied by the Annuity Unit value on the immediately preceding Valuation Date (assumed here to be $1.105000). The result is an Annuity Unit value of $1.105106 for the current monthly payment. The current monthly payment then is determined by multiplying the number of Annuity Units by the current Annuity Unit value, or 267.5818 times $1.105106, which produces a current monthly payment of $295.71.


METHOD FOR DETERMINING COMMUTED VALUE ON VARIABLE ANNUITY PERIOD CERTAIN OPTIONS AND ILLUSTRATION USING HYPOTHETICAL EXAMPLE. The Contract offers both commutable and non-commutable period certain options. A commutable option gives the Annuitant the right to exchange any remaining payments for a lump sum payment based on the commuted value. The Commuted Value is the present value of remaining payments calculated at 3.5% interest. The determination of the Commuted Value may be illustrated by the following hypothetical example.

Assume a commutable period certain option is elected. The number of Annuity Units upon which each payment is based would be calculated using the Surrender Value less any premium tax rather than the Accumulated Value. Assume this results in 250.0000 Annuity Units. Assume the Commuted Value is requested with 60 monthly payments remaining and a current Annuity Unit Value of $1.200000. Based on these assumptions, the dollar amount of remaining payments would be $300 a month for 60 months. The present value at 3.5% of all remaining payments would be $16,560.72.

                                   EXCHANGE OFFER

A.  VARIABLE ANNUITY CONTRACT EXCHANGE OFFER

The Company will permit Owners of certain variable annuity contracts, described below, to exchange their contracts at net asset value for the variable annuity Contract described in the Prospectus, which is issued on Form No. A3026-96 or a state variation thereof ("new Contract"). The Company reserves the right to suspend this exchange offer at any time.

This offer applies to the exchange of Elective Payment Variable Annuity contracts issued on Forms A3012-79 and A3013-79 ("Elective Payment Exchanged Contract," all such contracts having numbers with a "JQ" or "JN" prefix), and Single Payment Variable Annuity contracts issued on Forms A3014-79 and A3015-79 ("Single Payment Exchanged Contract," all such contracts having numbers with a "KQ" or "KN" prefix). These contracts are referred to collectively as the "Exchanged Contract" To effect an exchange, the Company should receive (1) a completed application for the new Contract, (2) the contract being exchanged, and (3) a signed Letter of Awareness.

CONTINGENT DEFERRED SALES CHARGE COMPUTATION. No surrender charge otherwise applicable to the Exchanged Contract will be assessed as a result of the exchange. Instead, the contingent deferred sales charge under the new Contract will be computed as if the payments that had been made to the Exchanged Contract were made to the new Contract, as of the date of issue of the Exchanged Contract. Any additional payments to the new Contract after the exchange will be subject to the contingent deferred sales charge computation outlined in the new Contract and the Prospectus; i.e., the charge will be computed based on the number of years that the additional payment (or portion of that payment) that is being withdrawn has been credited to the new Contract.

SUMMARY OF DIFFERENCES BETWEEN THE EXCHANGED CONTRACT AND THE NEW CONTRACT. The new Contract and the Exchanged Contract differ substantially as summarized below. There may be additional differences important to a person considering an exchange, and the Prospectuses for the new Contract and the Exchanged Contract should be reviewed carefully before the exchange request is submitted to the Company.

CONTINGENT DEFERRED SALES CHARGE. The contingent deferred sales charge under the new Contract, as described in the Prospectus, imposes higher charge percentages against the excess amount redeemed than the Single Payment Exchanged Contract. In addition, if an Elective Payment Exchanged Contract was issued more than nine years before the date of an exchange under this offer, additional payments to the Exchanged Contract would not be subject to a surrender charge. New payments to the new Contract may be subject to a charge if withdrawn prior to the surrender charge period described in the Prospectus.

CONTRACT FEE. Under the new Contract, the Company deducts a $30 fee on each Contract anniversary and at surrender if the Accumulated Value is less than $100,000. This fee is waived if the new Contract is part of a 401(k) plan. No Contract fees are charged on the Single Payment Exchanged Contract. A $9 semi-annual fee is charged on the Elective Payment Exchanged Contract if the Accumulated Value is $10,000 or less.

VARIABLE ACCOUNT ADMINISTRATIVE EXPENSE CHARGE. Under the new Contract, the Company assesses each Sub-Account a daily administrative expense charge at an annual rate of 0.20% of the average daily net assets of the Sub-Account. No administrative expense charge based on a percentage of Sub-Account assets is imposed under the Exchanged Contract.

TRANSFER CHARGE. No charge for transfers is imposed under the Exchanged Contract. Currently, no transfer charge is imposed under the new Contract; however, the Company reserves the right to assess a charge not to exceed $25 for each transfer after the twelfth in any Contract year.

DEATH BENEFIT. The Exchanged Contract offers a death benefit that is guaranteed to be the greater of a Contract's Accumulated Value or gross payments made (less withdrawals). At the time an exchange is processed, the Accumulated Value of the Exchanged Contract becomes the "payment" for the new Contract. Therefore, prior purchase payments made under the Exchanged Contract (if higher than the Exchanged Contract's Accumulated Value) no longer are a basis for determining the death benefit under the new Contract. Consequently, whether the initial minimum death benefit under the new Contract is greater than, equal to, or less than, the death benefit of the Exchanged Contract depends on whether the Accumulated Value transferred to the new Contract is greater than, equal to, or less than, the gross payments under the Exchanged Contract. In addition, under the Exchanged Contract, the amount of any prior withdrawals is subtracted from the value of the death benefit. Under the new Contract, where there is a reduction in the death benefit amount due to a prior withdrawal, the value of the death benefit is reduced in the same proportion that the new Contract's Accumulated Value was reduced on the date of the withdrawal.

ANNUITY TABLES. The Exchanged Contract contains higher guaranteed annuity rates.


FUND EXPENSES. A performance-based management fee is currently in effect for the Underlying Portfolios of Palladian except for the Global Strategic Income Portfolio. The base fee is 2% but the actual fee may vary from between 0.00% to 4.00%, depending on the Underlying Portfolio's performance.


B.  FIXED ANNUITY EXCHANGE OFFER


This exchange offer also applies to all fixed annuity contracts issued by the Company. A fixed annuity contract to which this exchange offer applies may be exchanged at net asset value for the Contract described in this Prospectus, subject to the same provisions for effecting the exchange and for applying the new Contract's contingent deferred sales charge as described above for variable annuity contracts. This Prospectus should be read carefully before making such exchange. Unlike a fixed annuity, the new Contract's value is not guaranteed, and will vary depending on the investment performance of the Underlying Portfolios or Fund to which it is allocated. The new Contract has a different charge structure than a fixed annuity contract, which includes not only a contingent deferred sales charge that may vary from that of the class of contracts to which the exchanged fixed contract belongs, but also Contract fees, mortality and expense risk charges (for the Company's assumption of certain mortality and expense risks), administrative expense charges, transfer charges (for transfers permitted among Sub-Accounts and the Fixed Account), and expenses incurred by the Underlying Portfolios and Fund. Additionally, the interest rates offered under the Fixed Account of the new Contract and the Annuity Tables for determining minimum annuity benefit payments may be different from those offered under the exchanged fixed contract.


C.  EXERCISE OF "FREE-LOOK PROVISION" AFTER ANY EXCHANGE

Persons who, under the terms of this exchange offer, exchange their contract for the new Contract and subsequently revoke the new Contract within the time permitted, as described in the sections of this Prospectus captioned "Right to Revoke Individual Retirement Annuity" and "Right to Revoke All Other Contracts," will have their exchanged contract automatically reinstated as of the date of revocation. The refunded amount will be applied as the new current Accumulated Value under the reinstated contract, which may be more or less than it would have been had no exchange and reinstatement occurred. The refunded amount will be allocated initially among the Fixed Account and Sub-Accounts of the reinstated contract in the same proportion that the value in the Fixed Account and the value in each Sub-Account bore to the transferred Accumulated Value on the date of the exchange of the contract for the new Contract. For purposes of calculating any contingent deferred sales charge under the reinstated contract, the reinstated contract will be deemed to have been issued and to have received past purchase payments as if there had been no exchange.

                           PERFORMANCE INFORMATION

Performance information for a Sub-Account may be compared, in reports and promotional literature, to certain indices described in the prospectus under "PERFORMANCE INFORMATION." In addition, the Company may provide advertising, sales literature, periodic publications or other material information on various topics of interest to Owners and prospective Owners. These topics may include the relationship between sectors of the economy and the economy as a whole and its effect on various securities markets, investment strategies and techniques (such as value investing, market timing, dollar cost averaging, asset allocation, constant ratio transfer and account rebalancing), the advantages and disadvantages of investing in tax-deferred and taxable investments, customer profiles and hypothetical purchase and investment scenarios, financial management and tax and retirement planning, and investment alternatives to certificates of deposit and other financial instruments, including comparisons between the Contract and the characteristics of and market for such financial instruments. Total return data and supplemental total return information may be advertised based on the period of time that an underlying Sub-Account has been in existence and the period of time that an Underlying Portfolio or Fund has been in existence, even if longer than the period of time that the Contract has been offered.
The results for any period prior to a Contract being offered will be calculated as if the Contract had been offered during that period of time, with all charges assumed to be those applicable to the Contract. Contracts funded by Fulcrum Separate Account have been offered to the public since 1997.



TOTAL RETURN

"Total Return" refers to the total of the income generated by an investment in a Sub-Account and of the changes of value of the principal invested (due to realized and unrealized capital gains or losses) for a specified period, reduced by the Sub-Account's asset charge and any applicable contingent deferred sales charge which would be assessed upon complete withdrawal of the investment.

Total Return figures are calculated by standardized methods prescribed by rules of the Securities and Exchange Commission (the "SEC"). The quotations are computed by finding the average annual compounded rates of return over the specified periods that would equate the initial amount invested to the ending redeemable values, according to the following formula:

     P(1 + T) (n)  = ERV

     Where:         P    =    a hypothetical initial payment to the Variable
                              Account of $1,000

                    T    =    average annual total return

                    n    =    number of years

                  ERV    =    the ending redeemable value of the $1,000 payment
                              at the end of the specified period


Quotations of average annual total return for the periods that the Sub-Accounts and for periods that the Underlying Portfolios/Fund have been in existence are calculated in the manner prescribed by the SEC and show the percentage rate of return of a hypothetical initial investment of $1,000 for the most recent one, five and ten year period or for a period covering the time the Sub-Account has been in existence, if less than the prescribed periods. The calculation is adjusted to reflect the deduction of the annual Sub-Account asset charge of 1.45%, the $30 annual Contract fee and the contingent deferred sales charge which would be assessed if the investment were completely withdrawn at the end of the specified period, according to the following schedule. See Tables 1A and 2A.

                        YEARS FROM DATE OF      CHARGE AS PERCENTAGE
                             PAYMENT TO       OF NEW PURCHASE PAYMENTS
                        DATE OF WITHDRAWAL           WITHDRAWN*
                        ------------------           ----------
                                0-1                       7%
                                 2                        6%
                                 3                        5%
                                 4                        4%
                                 5                        3%
                                 6                        2%
                                 7                        1%
                             Thereafter                   0%

            * Subject to the maximum limit described in the Prospectus.

No contingent deferred sales charge is deducted upon expiration of the periods specified above. In all calendar years, an amount equal to the greater of: (a) 15% of the Accumulated Value, (b) cumulative earnings (Accumulated Value less total gross payments not previously withdrawn), or
(c) the life expectancy distribution, is not subject to the contingent deferred sales charge.




SUPPLEMENTAL TOTAL RETURN INFORMATION

The Supplemental Total Return information in this section refers to the total of the income generated by an investment in a Sub-Account and of the changes of value of the principal invested (due to realized and unrealized capital gains or losses) for a specified period reduced by the Sub-Account's asset charges. It is assumed, however, that the investment is NOT withdrawn at the end of each period.

The quotations of Supplemental Total Return are computed by finding the average annual compounded rates of return over the specified periods that would equate the initial amount invested to the ending values, according to the following formula:


     P(1 + T) (n)   = EV

     Where:    P    =    a hypothetical initial payment to the Variable Account
                         of $1,000

               T    =    average annual total return

               n    =    number of years

              EV    =    the ending value of the $1,000 payment at the end of
                         the specified period



Quotations of supplemental average total return for the periods that the Sub-Accounts and for periods that the Underlying Portfolios/Fund have been in existence are calculated in exactly the same manner as total return information and for the same periods of time except that they do not reflect the contingent deferred sales charge and assume that the Contract is not surrendered at the end of the periods shown. See Table 2A.

                                      TABLE 1A
AVERAGE ANNUAL TOTAL RETURNS OF SUB-ACCOUNT FOR PERIODS ENDING DECEMBER 31, 1997
                          SINCE INCEPTION OF SUB-ACCOUNT
                 (ASSUMING COMPLETE WITHDRAWAL OF THE INVESTMENT)





                                                 FOR YEAR       SINCE
                                                  ENDED       INCEPTION
          SUB-ACCOUNT                            12/31/97   OF SUB-ACCOUNT*
          -----------                            --------   ---------------
          Value Portfolio . . . . . . . . . . . .   N/A          17.29%
          Growth Portfolio. . . . . . . . . . . .   N/A          -0.83%
          International Growth Portfolio. . . . .   N/A         -14.72%
          Global Strategic Income Portfolio . . .   N/A          -3.30%
          Global Interactive/Telecomm Portfolio .   N/A          22.49%
          Money Market Fund . . . . . . . . . . .   N/A          -3.00%




                                      TABLE 1B
    SUPPLEMENTAL AVERAGE ANNUAL TOTAL RETURNS OF SUB-ACCOUNT FOR PERIODS ENDING
                                 DECEMBER 31, 1997
                           SINCE INCEPTION OF SUB-ACCOUNT
                     (ASSUMING NO WITHDRAWAL OF THE INVESTMENT)





                                                 FOR YEAR       SINCE
                                                  ENDED       INCEPTION
          SUB-ACCOUNT                            12/31/97   OF SUB-ACCOUNT*
          -----------                            --------   ---------------
          Value Portfolio . . . . . . . . . . . .   N/A         24.29%
          Growth Portfolio. . . . . . . . . . . .   N/A          5.44%
          International Growth Portfolio. . . . .   N/A         -9.32%
          Global Strategic Income Portfolio . . .   N/A          2.79%
          Global Interactive/Telecomm Portfolio .   N/A         29.49%
          Money Market Fund . . . . . . . . . . .   N/A          3.14%




* The inception date for the Underlying Portfolios and Fund is March 13, 1997.

                                      TABLE 2A
          AVERAGE ANNUAL TOTAL RETURNS OF SUB-ACCOUNT FOR PERIODS ENDING
             DECEMBER 31, 1997 SINCE INCEPTION OF UNDERLYING PORTFOLIO
                     (ASSUMING COMPLETE WITHDRAWAL OF INVESTMENT)



                                                                         10 YEARS OR
                                                 FOR YEAR              SINCE INCEPTION
                                                  ENDED                 OF UNDERLYING
          SUB-ACCOUNT                            12/31/97   5 YEARS       PORTFOLIO*
          -----------                            --------   -------    --------------
          Value Portfolio . . . . . . . . . . . .   23.40%     N/A         20.07%
          Growth Portfolio. . . . . . . . . . . .    2.13%     N/A          5.18%
          International Growth Portfolio. . . . .  -12.14%     N/A         -4.55%
          Global Strategic Income Portfolio . . .   -6.80%     N/A         -3.64%
          Global Interactive/Telecomm Portfolio .   31.17%     N/A         15.11%
          Money Market Fund . . . . . . . . . . .   -2.29%     N/A          4.22%




                                      TABLE 2B
    SUPPLEMENTAL AVERAGE ANNUAL TOTAL RETURNS OF SUB-ACCOUNT FOR PERIODS ENDING
        DECEMBER 31, 1997 SINCE INCEPTION OF UNDERLYING PORTFOLIO
                       (ASSUMING NO WITHDRAWAL OF INVESTMENT)



                                                                       10 YEARS OR
                                                 FOR YEAR            SINCE INCEPTION
                                                  ENDED               OF UNDERLYING
          SUB-ACCOUNT                            12/31/97   5 YEARS     PORTFOLIO*
          -----------                            --------   -------  --------------
          Value Portfolio . . . . . . . . . . . .  30.40%     N/A        22.70%
          Growth Portfolio. . . . . . . . . . . .   8.60%     N/A         8.09%
          International Growth Portfolio. . . . .  -6.58%     N/A        -1.68%
          Global Strategic Income Portfolio . . .  -0.90%     N/A        -0.97%
          Global Interactive/Telecomm Portfolio .  38.17%     N/A        17.83%
          Money Market Fund . . . . . . . . . . .   3.90%    3.15%        4.22%




** The inception dates for the Portfolios are: 2/1/96 for the Value, Growth, Global Strategic Income and Global Interactive/Telecomm Portfolios; 3/26/96 for the International Growth Portfolio and 4/29/85 for the Money Market Fund.


YIELD AND EFFECTIVE YIELD - THE MONEY MARKET SUB-ACCOUNT


Set forth below is yield and effective yield information for the Money Market Sub-Account for the seven-day period ended December 31, 1997:



               Yield               4.30%
               Effective Yield     4.39%


The yield and effective yield figures are calculated by standardized methods prescribed by rules of the SEC. Under those methods, the yield quotation is computed by determining the net change (exclusive of capital changes) in the value of a hypothetical pre-existing account having a balance of one accumulation unit of the Sub-Account at the beginning of the period, subtracting a charge reflecting the annual 1.45% deduction for mortality and expense risk and the administrative charge, dividing the difference by the value of the account at the beginning of the same period to obtain the base period return, and then multiplying the return for a seven-day base period by (365/7), with the resulting yield carried to the nearest hundredth of one percent.

The Money Market Sub-Account computes effective yield by compounding the unannualized base period return by using the formula:

     Effective Yield = [(base period return + 1)(365/7)] - 1

The calculations of yield and effective yield reflect the $30 annual Contract fee.

                          TAX DEFERRED ACCUMULATION



                                  NON-QUALIFIED          CONVENTIONAL
                                ANNUITY CONTRACT         SAVINGS PLAN
                             AFTER-TAX CONTRIBUTIONS
                            AND TAX-DEFERRED EARNINGS
                            -------------------------
                            -------------------------
                                                           AFTER-TAX
                                         TAXABLE LUMP    CONTRIBUTIONS
                                NO            SUM         AND TAXABLE
                            WITHDRAWALS   WITHDRAWAL        EARNINGS
                            -----------   ----------       ---------
   10 Years                    $107,946   $   86,448      $   81,693
   20 Years                     233,048      165,137         133,476
   30 Years                     503,133      335,021         218,082




This chart compares the accumulation of a $50,000 initial investment into a non-qualified annuity contract and a conventional savings plan.
Contributions to the non-qualified annuity contract and the conventional savings plan are made after tax. Only the gain in the non-qualified annuity contract will be subject to income tax in a taxable lump sum withdrawal. The chart assumes a 37.1% federal marginal tax rate and an 8% annual return. The 37.1% federal marginal tax is based on a marginal tax rate of 36%, representative of the target market, adjusted to reflect a decrease of $3 of itemized deductions for each $100 of income over $117,950. Tax rates are subject to change as is the tax-deferred treatment of the Contract. Income on non-qualified annuity contracts is taxed as ordinary income upon withdrawal. A 10% tax penalty may apply to early withdrawals. See "Federal Income Taxes" in the Prospectus.

The chart does not reflect the following charges and expenses under the contract: 1.25% for mortality and expense risk; 0.20% administration charges; 7% maximum deferred sales charge; and $30 annual Contract fee. The tax-deferred accumulation would be reduced if these charges were reflected. No implication is intended by the use of these assumptions that the return shown is guaranteed in any way or that the return shown represents an average or expected rate of return over the period of the Contract. (IMPORTANT -- THIS IS NOT AN ILLUSTRATION OF YIELD OR RETURN.)

Unlike savings plans, contributions to non-qualified annuity contracts provide tax-deferred treatment on earnings. In addition, contributions to tax-deferred retirement annuities are not subject to current tax in the year of contribution. When monies are received from a non-qualified annuity contract (and you have many different options on how you receive your funds), they are subject to income tax. At the time of receipt, if the person receiving the monies is retired, not working or has additional tax exemptions, these monies may be taxed at a lesser rate.

                               FINANCIAL STATEMENTS

Financial Statements are included for Allmerica Financial Life Insurance and Annuity Company and for its Fulcrum Separate Account.

ALLMERICA FINANCIAL
LIFE INSURANCE AND
ANNUITY COMPANY

FINANCIAL STATEMENTS
DECEMBER 31, 1997

                       REPORT OF INDEPENDENT ACCOUNTANTS

To the Board of Directors and Shareholder of Allmerica Financial Life Insurance and Annuity Company

In our opinion, the accompanying consolidated balance sheets and the related consolidated statements of income, of shareholder's equity, and of cash flows present fairly, in all material respects, the financial position of Allmerica Financial Life Insurance and Annuity Company at December 31, 1997 and 1996, and the results of their operations and their cash flows for the years then ended in conformity with generally accepted accounting principles. These financial statements are the responsibility of the Company's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for the opinion expressed above.

/s/ Price Waterhouse LLP

Price Waterhouse LLP
Boston, Massachusetts
February 3, 1998

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

    (AN INDIRECT WHOLLY OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

                       CONSOLIDATED STATEMENTS OF INCOME

 FOR THE YEARS ENDED DECEMBER 31,
 (IN MILLIONS)                                      1997        1996
 -----------------------------------------------  ---------   ---------
 REVENUES
   Premiums.....................................  $ 22.8      $ 32.7
     Universal life and investment product
       policy fees..............................   212.2       176.2
     Net investment income......................   164.2       171.7
     Net realized investment gains (losses).....     2.9        (3.6)
     Other income...............................     1.4         0.9
                                                  ---------   ---------
         Total revenues.........................   403.5       377.9
                                                  ---------   ---------
 BENEFITS, LOSSES AND EXPENSES
     Policy benefits, claims, losses and loss
       adjustment expenses......................   187.8       192.6
     Policy acquisition expenses................     2.8        49.9
     Loss from cession of disability income
       business.................................    53.9         --
     Other operating expenses...................   101.3        86.6
                                                  ---------   ---------
         Total benefits, losses and expenses....   345.8       329.1
                                                  ---------   ---------
 Income before federal income taxes.............    57.7        48.8
                                                  ---------   ---------
 FEDERAL INCOME TAX EXPENSE (BENEFIT)
     Current....................................    13.9        26.9
     Deferred...................................     7.1        (9.8)
                                                  ---------   ---------
         Total federal income tax expense.......    21.0        17.1
                                                  ---------   ---------
 Net income.....................................  $ 36.7      $ 31.7
                                                  ---------   ---------
                                                  ---------   ---------

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

    (AN INDIRECT WHOLLY OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

                          CONSOLIDATED BALANCE SHEETS

 DECEMBER 31,
 (IN MILLIONS)                                                1997         1996
 --------------------------------------------------------  ----------   ----------
 ASSETS
   Investments:
     Fixed maturities at fair value (amortized cost of
       $1,340.5 and $1,660.2)............................  $1,402.5     $1,698.0
     Equity securities at fair value (cost of $34.4 and
       $33.0)............................................     54.0         41.5
     Mortgage loans......................................    228.2        221.6
     Real estate.........................................     12.0         26.1
     Policy loans........................................    140.1        131.7
     Other long term investments.........................     20.3          7.9
                                                           ----------   ----------
         Total investments...............................  1,857.1      2,126.8
                                                           ----------   ----------
   Cash and cash equivalents.............................     31.1         18.8
   Accrued investment income.............................     34.2         37.7
   Deferred policy acquisition costs.....................    765.3        632.7
   Reinsurance receivables on paid and unpaid losses,
     benefits and unearned premiums......................    251.1         81.5
   Other assets..........................................     10.7          8.2
   Separate account assets...............................  7,567.3      4,524.0
                                                           ----------   ----------
         Total assets....................................  $10,516.8    $7,429.7
                                                           ----------   ----------
                                                           ----------   ----------
 LIABILITIES
   Policy liabilities and accruals:
     Future policy benefits..............................  $2,097.3     $2,171.3
     Outstanding claims, losses and loss adjustment
       expenses..........................................     18.5         16.1
     Unearned premiums...................................      1.8          2.7
     Contractholder deposit funds and other policy
       liabilities.......................................     32.5         32.8
                                                           ----------   ----------
         Total policy liabilities and accruals...........  2,150.1      2,222.9
                                                           ----------   ----------
   Expenses and taxes payable............................     77.6         77.3
   Reinsurance premiums payable..........................      4.9          --
   Deferred federal income taxes.........................     75.9         60.2
   Separate account liabilities..........................  7,567.3      4,523.6
                                                           ----------   ----------
         Total liabilities...............................  9,875.8      6,884.0
                                                           ----------   ----------
   Commitments and contingencies (Note 13)
 SHAREHOLDER'S EQUITY
   Common stock, $1,000 par value, 10,000 shares
     authorized, 2,521 and 2,518 shares issued and
     outstanding.........................................      2.5          2.5
   Additional paid in capital............................    386.9        346.3
   Unrealized appreciation on investments, net...........     38.5         20.5
   Retained earnings.....................................    213.1        176.4
                                                           ----------   ----------
         Total shareholder's equity......................    641.0        545.7
                                                           ----------   ----------
         Total liabilities and shareholder's equity......  $10,516.8    $7,429.7
                                                           ----------   ----------
                                                           ----------   ----------

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

    (AN INDIRECT WHOLLY OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

                CONSOLIDATED STATEMENTS OF SHAREHOLDER'S EQUITY

 FOR THE YEARS ENDED DECEMBER 31,
 (IN MILLIONS)                                      1997        1996
 -----------------------------------------------  ---------   ---------
 COMMON STOCK
     Balance at beginning of period.............  $  2.5      $  2.5
     Issued during year.........................     --          --
                                                  ---------   ---------
     Balance at end of period...................     2.5         2.5
                                                  ---------   ---------
 ADDITIONAL PAID IN CAPITAL
     Balance at beginning of period.............   346.3       324.3
     Contribution from Parent...................    40.6        22.0
                                                  ---------   ---------
     Balance at end of period...................   386.9       346.3
                                                  ---------   ---------
 RETAINED EARNINGS
     Balance at beginning of period.............   176.4       144.7
     Net income.................................    36.7        31.7
                                                  ---------   ---------
     Balance at end of period...................   213.1       176.4
                                                  ---------   ---------
 NET UNREALIZED APPRECIATION ON INVESTMENTS
     Balance at beginning of period.............    20.5        23.8
     Net appreciation (depreciation) on
       available for sale securities............    27.0        (5.1)
     (Provision) benefit for deferred federal
       income taxes.............................    (9.0)        1.8
                                                  ---------   ---------
     Balance at end of period...................    38.5        20.5
                                                  ---------   ---------
         Total shareholder's equity.............  $641.0      $545.7
                                                  ---------   ---------
                                                  ---------   ---------

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

    (AN INDIRECT WHOLLY OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

                     CONSOLIDATED STATEMENTS OF CASH FLOWS

 FOR THE YEARS ENDED DECEMBER 31,
 (IN MILLIONS)                                    1997         1996
 --------------------------------------------  ----------   ----------
 CASH FLOWS FROM OPERATING ACTIVITIES
     Net income..............................  $  36.7      $  31.7
     Adjustments to reconcile net income to
       net cash used in operating activities:
         Net realized gains..................     (2.9)         3.6
         Net amortization and depreciation...      --           3.5
         Loss from cession of disability
           income business...................     53.9          --
         Deferred federal income taxes.......      7.1         (9.8)
         Payment related to cession of
           disability income business........   (207.0)         --
         Change in deferred acquisition
           costs.............................   (181.3)       (66.8)
         Change in premiums and notes
           receivable, net of reinsurance
           payable...........................      3.9         (0.2)
         Change in accrued investment
           income............................      3.5          1.2
         Change in policy liabilities and
           accruals, net.....................    (72.4)       (39.9)
         Change in reinsurance receivable....     22.1         (1.5)
         Change in expenses and taxes
           payable...........................      0.2         32.3
         Separate account activity, net......      0.4         10.5
         Other, net..........................     (7.5)        (0.2)
                                               ----------   ----------
             Net used in operating
               activities....................   (343.3)       (35.6)
                                               ----------   ----------
 CASH FLOWS FROM INVESTING ACTIVITIES
     Proceeds from disposals and maturities
       of available-for-sale fixed
       maturities............................    909.7        809.4
     Proceeds from disposals of equity
       securities............................      2.4          1.5
     Proceeds from disposals of other
       investments...........................     23.7         17.4
     Proceeds from mortgages matured or
       collected.............................     62.9         34.0
     Purchase of available-for-sale fixed
       maturities............................   (579.7)      (795.8)
     Purchase of equity securities...........     (3.2)       (13.2)
     Purchase of other investments...........    (79.4)       (36.2)
     Other investing activities, net.........      --          (2.0)
                                               ----------   ----------
         Net cash provided by investing
           activities........................    336.4         15.1
                                               ----------   ----------
 CASH FLOWS FROM FINANCING ACTIVITIES
     Proceeds from issuance of stock and
       capital paid in.......................     19.2         22.0
                                               ----------   ----------
         Net cash provided by financing
           activities........................     19.2         22.0
                                               ----------   ----------
 Net change in cash and cash equivalents.....     12.3          1.5
 Cash and cash equivalents, beginning of
  period.....................................     18.8         17.3
                                               ----------   ----------
 Cash and cash equivalents, end of period....  $  31.1      $  18.8
                                               ----------   ----------
                                               ----------   ----------
 SUPPLEMENTAL CASH FLOW INFORMATION
     Interest paid...........................  $   --       $   3.4
     Income taxes paid.......................  $   5.4      $  16.5

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                         NOTES TO FINANCIAL STATEMENTS

1.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

A.  BASIS OF PRESENTATION AND PRINCIPLES OF CONSOLIDATION

Allmerica Financial Life Insurance and Annuity Company ("AFLIAC" or the "Company") is organized as a stock life insurance company, and is a wholly-owned subsidiary of SMA Financial Corporation ("SMAFCO"), which is wholly owned by First Allmerica Financial Life Insurance Company ("FAFLIC"). FAFLIC is a wholly-owned subsidiary of Allmerica Financial Corporation ("AFC").

The consolidated financial statements of AFLIAC include the accounts of Somerset Square, Inc., a wholly-owned non-insurance company and its results of operations for the month of December, 1997. Somerset Square, Inc. was transferred from SMAFCO effective November 30, 1997. (See Significant Transactions.)

The Statutory stockholder's equity of the Company is being maintained at a minimum level of 5% of general account assets by FAFLIC in accordance with a policy established by vote of FAFLIC's Board of Directors.

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amount of revenues and expenses during the reporting period. Actual results could differ from those estimates. Certain reclassifications have been made to the 1996 financial statements in order to conform to the 1997 presentation.

B.  VALUATION OF INVESTMENTS

In accordance with the provisions of Statement of Financial Accounting Standards No. 115 ("Statement No. 115"), "ACCOUNTING FOR CERTAIN INVESTMENTS IN DEBT AND EQUITY SECURITIES", the Company is required to classify its investments into one of three categories: held-to-maturity, available-for-sale or trading. The Company determines the appropriate classification of debt securities at the time of purchase and reevaluates such designation as of each balance sheet date.

Mortgage loans on real estate are stated at unpaid principal balances, net of unamortized discounts and reserves. Reserves on mortgage loans are based on losses expected by management to be realized on transfers of mortgage loans to real estate (upon foreclosure), on the disposition or settlement of mortgage loans and on mortgage loans which management believes may not be collectible in full. In establishing reserves, management considers, among other things, the estimated fair value of the underlying collateral.

Fixed maturities and mortgage loans that are delinquent are placed on non-accrual status, and thereafter interest income is recognized only when cash payments are received.

Policy loans are carried principally at unpaid principal balances.

During 1997, the Company committed to a plan to dispose of all real estate assets by the end of 1998. As a result of this decision real estate held by the Company and real estate joint ventures were written down to the estimated fair value less cost to sell. Depreciation is not recorded on these assets while they are held for disposal.

Realized investment gains and losses, other than those related to separate accounts for which the Company does not bear the investment risk, are reported as a component of revenues based upon specific identification of the investment assets sold. When an other-than-temporary impairment of the value of a specific investment or a group of investments is determined, a realized investment loss is recorded. Changes in the valuation allowance for mortgage loans and real estate are included in realized investment gains or losses.

C.  FINANCIAL INSTRUMENTS

In the normal course of business, the Company enters into transactions involving various types of financial instruments, including debt, investments such as fixed maturities, mortgage loans and equity securities, and investment and loan commitments. These instruments involve credit risk and also may be subject to risk of loss due to interest rate fluctuation. The Company evaluates and monitors each financial instrument individually and, when appropriate, obtains collateral or other security to minimize losses.

D.  CASH AND CASH EQUIVALENTS

Cash and cash equivalents includes cash on hand, amounts due from banks and highly liquid debt instruments purchased with an original maturity of three months or less.

E.  DEFERRED POLICY ACQUISITION COSTS

Acquisition costs consist of commissions, underwriting costs and other costs, which vary with, and are primarily related to, the production of revenues. Acquisition costs related to universal life products, variable annuities and contractholder deposit funds are deferred and amortized in proportion to total estimated gross profits from investment yields, mortality, surrender charges and expense margins over the expected life of the contracts. This amortization is reviewed annually and adjusted retrospectively when the Company revises its estimate of current or future gross profits to be realized from this group of products, including realized and unrealized gains and losses from investments. Acquisition costs related to fixed annuities and other life insurance products are deferred and amortized, generally in proportion to the ratio of annual revenue to the estimated total revenues over the contract periods based upon the same assumptions used in estimating the liability for future policy benefits.

Deferred acquisition costs for each product are reviewed to determine if they are recoverable from future income, including investment income. If such costs are determined to be unrecoverable, they are expensed at the time of determination. Although realization of deferred policy acquisition costs is not assured, management believes it is more likely than not that all of these costs will be realized. The amount of deferred policy acquisition costs considered realizable, however, could be reduced in the near term if the estimates of gross profits or total revenues discussed above are reduced. The amount of amortization of deferred policy acquisition costs could be revised in the near term if any of the estimates discussed above are revised.

F.  SEPARATE ACCOUNTS

Separate account assets and liabilities represent segregated funds administered and invested by the Company for the benefit of certain pension, variable annuity and variable life insurance contractholders. Assets consist principally of bonds, common stocks, mutual funds, and short-term obligations at market value. The investment income, gains, and losses of these accounts generally accrue to the contractholders and, therefore, are not included in the Company's net income. Appreciation and depreciation of the Company's interest in the separate accounts, including undistributed net investment income, is reflected in shareholder's equity or net investment income.

G.  POLICY LIABILITIES AND ACCRUALS

Future policy benefits are liabilities for life, health and annuity products. Such liabilities are established in amounts adequate to meet the estimated future obligations of policies in force. The liabilities associated with traditional life insurance products are computed using the net level premium method for individual life and annuity policies, and are based upon estimates as to future investment yield, mortality and withdrawals that include provisions for adverse deviation. Future policy benefits for individual life insurance and annuity policies are computed using interest rates ranging from 2 1/2% to 6% for life insurance and 2% to 9 1/2% for annuities. Mortality, morbidity and withdrawal assumptions for all policies are based on the Company's own experience and industry standards. Liabilities for universal life include deposits received from customers and investment earnings on their fund balances, less administrative charges. Universal life fund balances are also assessed mortality and surrender charges. Individual health benefit liabilities for active lives are estimated using the net level premium method, and assumptions as to future morbidity, withdrawals and interest which provide a margin for adverse deviation. Benefit liabilities for disabled lives are estimated using the present value of benefits method and experience assumptions as to claim terminations, expenses and interest.

Liabilities for outstanding claims, losses and loss adjustment expenses are estimates of payments to be made for reported claims and estimates of claims incurred but not reported. These liabilities are determined using case basis evaluations and statistical analyses and represent estimates of the ultimate cost of all claims incurred but not paid. These estimates are continually reviewed and adjusted as necessary; such adjustments are reflected in current operations.

Premiums for individual accident and health insurance are reported as earned on a pro-rata basis over the contract period.

The unexpired portion of these premiums is recorded as unearned premiums.

Contractholder deposit funds and other policy liabilities include investment-related products and consist of deposits received from customers and investment earnings on their fund balances.

All policy liabilities and accruals are based on the various estimates discussed above. Although the adequacy of these amounts cannot be assured, management believes that it is more likely than not that policy liabilities and accruals will be sufficient to meet future obligations of policies in force. The amount of liabilities and accruals, however, could be revised in the near term if the estimates discussed above are revised.

H.  PREMIUM AND FEE REVENUE AND RELATED EXPENSES

Premiums for individual life and health insurance and individual annuity products, excluding universal life and investment-related products, are considered revenue when due. Individual accident and health insurance premiums are recognized as revenue over the related contract periods. Benefits, losses and related expenses are matched with premiums, resulting in their recognition over the lives of the contracts. This matching is accomplished through the provision for future benefits, estimated and unpaid losses and amortization of deferred policy acquisition costs. Revenues for investment-related products consist of net investment income and contract charges assessed against the fund values. Related benefit expenses primarily consist of net investment income credited to the fund values after deduction for investment and risk charges. Revenues for universal life and group variable universal life products consist of net investment income, and mortality, administration and surrender charges assessed against the fund values. Related benefit expenses include universal life benefits in excess of fund values and net investment income credited to universal life fund values. Certain policy charges that represent compensation for services to be provided in future periods are deferred and amortized over the period benefited using the same assumptions used to amortize capitalized acquisition costs.

I.  FEDERAL INCOME TAXES

AFC, its life insurance subsidiaries, FAFLIC and AFLIAC, and its non-life insurance domestic subsidiaries file a life-nonlife consolidated United States Federal income tax return. Entities included within the consolidated group are segregated into either a life insurance or non-life insurance company subgroup. The consolidation of these subgroups is subject to certain statutory restrictions on the percentage of eligible non-life insurance company taxable operating losses that can be applied to offset life insurance company taxable income. Allmerica P&C and its subsidiaries will be included in the AFC consolidated return as part of the non-life insurance company subgroup for the period July 17, 1997 through December 31, 1997. For the period January 1, 1997 through July 16, 1997, Allmerica P&C and its subsidiaries will file a separate consolidated United States Federal income tax return.

The Board of Directors has delegated to AFC management, the development and maintenance of appropriate Federal Income Tax allocation policies and procedures, which are subject to written agreement between the companies. The Federal income tax for all subsidiaries in the consolidated return of AFC is calculated on a separate return basis. Any current tax liability is paid to AFC. Tax benefits resulting from taxable operating losses or credits of AFC's subsidiaries are not reimbursed to the subsidiary until such losses or credits can be utilized by the subsidiary on a separate return basis.

Deferred income taxes are generally recognized when assets and liabilities have different values for financial statement and tax reporting purposes, and for other temporary taxable and deductible differences as defined by Statement of Financial Accounting Standards No. 109, "Accounting for Income Taxes" (SFAS No.
109). These differences result primarily from loss reserves, policy acquisition expenses, and unrealized appreciation/depreciation on investments.

J.  NEW ACCOUNTING PRONOUNCEMENTS

In June 1997, the FASB issued Statement No. 131, DISCLOSURES ABOUT SEGMENTS OF AN ENTERPRISE AND RELATED INFORMATION. This statement establishes standards for the way that public enterprises report information about operating segments in annual financial statements and requires that selected information about those operating segments be reported in interim financial statements. This statement supersedes Statement No. 14, FINANCIAL REPORTING FOR SEGMENTS OF A BUSINESS ENTERPRISE. Statement No. 131 requires that all public enterprises report financial and descriptive information about their reportable operating segments. Operating segments are defined as components of an enterprise about which separate financial information is available that is evaluated regularly by the chief operating decision maker in deciding how to allocate resources and in assessing performance. This statement is effective for fiscal years beginning after December 15, 1997. The Company anticipates no impact from the adoption of Statement No. 131.

In June 1997, the FASB also issued Statement No. 130, REPORTING COMPREHENSIVE INCOME, which established standards for the reporting and display of comprehensive income and its components in a full set of general-purpose financial statements. All items that are required to be recognized under accounting standards as components of comprehensive income are to be reported in a financial statement that is displayed with the same prominence as other financial statements. This statement stipulates that comprehensive income reflect the change in equity of an enterprise during a period from transactions and other events and circumstances from non-owner sources. This statement is effective for fiscal years beginning after December 15, 1997. The Company anticipates that the adoption of Statement No. 130 will result primarily in reporting the changes in unrealized gains and losses on investments in debt and equity securities in comprehensive income.

2.  SIGNIFICANT TRANSACTIONS

On April 14, 1997, the Company entered into an agreement in principle to transfer the Company's individual disability income under a 100% coinsurance agreement to Metropolitan Life Insurance Company. The coinsurance agreement became effective October 1, 1997. The transaction has resulted in the recognition of a $53.9 million pre-tax loss in the first quarter of 1997.

During the 4th quarter of 1997, SMAFCO contributed $40.6 million of additional paid in capital to the Company. The nature of the contribution was $19.2 million in cash and $21.4 million in other assets including Somerset Square, Inc.

Effective January 1, 1998, the Company entered into an agreement with Reinsurance Group of America, Inc. to reinsure the mortality risk on the universal life and variable universal life blocks of business. Management believes that this agreement will not have a material effect on the results of operations or financial position of the Company.

3.  INVESTMENTS

A.  SUMMARY OF INVESTMENTS

The Company accounts for its investments, all of which are classified as available-for-sale, in accordance with the provisions of SFAS No. 115.

The amortized cost and fair value of available-for-sale fixed maturities and equity securities were as follows:

                                                              1997
                                          --------------------------------------------
                                                        GROSS       GROSS
DECEMBER 31,                              AMORTIZED    UNREALIZED UNREALIZED    FAIR
(IN MILLIONS)                              COST (1)     GAINS      LOSSES      VALUE
----------------------------------------  ----------   --------   ---------   --------
U.S. Treasury securities and U.S.
 government and agency securities.......   $    6.3      $  .5      $--       $    6.8
States and political subdivisions.......        2.8         .2       --            3.0
Foreign governments.....................       50.1        2.0       --           52.1
Corporate fixed maturities..............    1,147.5       58.7        3.3      1,202.9
Mortgage-backed securities..............      133.8        5.2        1.3        137.7
                                          ----------   --------   ---------   --------
Total fixed maturities
 available-for-sale.....................   $1,340.5      $66.6      $ 4.6     $1,402.5
                                          ----------   --------   ---------   --------
Equity securities.......................   $   34.4      $19.9      $ 0.3     $   54.0
                                          ----------   --------   ---------   --------
                                          ----------   --------   ---------   --------

                                                              1996
                                          --------------------------------------------
U.S. Treasury securities and U.S.
 government and agency securities.......   $   15.7      $ 0.5      $ 0.2     $   16.0
States and political subdivisions.......        8.9        1.6       --           10.5
Foreign governments.....................       53.2        2.9       --           56.1
Corporate fixed maturities..............    1,437.2       38.6        6.1      1,469.7
Mortgage-backed securities..............      145.2        2.2        1.7        145.7
                                          ----------   --------   ---------   --------
Total fixed maturities
 available-for-sale.....................   $1,660.2      $45.8      $ 8.0     $1,698.0
                                          ----------   --------   ---------   --------
Equity securities.......................   $   33.0      $10.2      $ 1.7     $   41.5
                                          ----------   --------   ---------   --------
                                          ----------   --------   ---------   --------

(1) Amortized cost for fixed maturities and cost for equity securities.

In connection with AFLIAC's voluntary withdrawal of its license in New York, AFLIAC agreed with the New York Department of Insurance to maintain, through a custodial account in New York, a security deposit, the market value of which will at all times equal 102% of all outstanding liabilities of AFLIAC for New York policyholders, claimants and creditors. At December 31, 1997, the amortized cost and market value of these assets on deposit were $276.8 million and $291.7 million, respectively. At December 31, 1996, the amortized cost and market value of these assets on deposit were $284.9 million and $292.2 million, respectively. In addition, fixed maturities, excluding those securities on deposit in New York, with an amortized cost of $4.2 million were on deposit with various state and governmental authorities at December 31, 1997 and 1996.

There were no contractual fixed maturity investment commitments at December 31, 1997 and 1996, respectively.

The amortized cost and fair value by maturity periods for fixed maturities are shown below. Actual maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties, or the Company may have the right to put or sell the obligations back to the issuers. Mortgage backed securities are included in the category representing their ultimate maturity.

                                                                      1997
                                                              --------------------
DECEMBER 31,                                                  AMORTIZED    FAIR
(IN MILLIONS)                                                   COST       VALUE
------------------------------------------------------------  ---------  ---------
Due in one year or less.....................................  $   63.0   $   63.5
Due after one year through five years.......................     328.8      343.9
Due after five years through ten years......................     649.5      679.9
Due after ten years.........................................     299.2      315.2
                                                              ---------  ---------
Total.......................................................  $1,340.5   $1,402.5
                                                              ---------  ---------
                                                              ---------  ---------

The proceeds from voluntary sales of available-for-sale securities and the gross realized gains and gross realized losses on those sales were as follows:

                                                               PROCEEDS
                                                                 FROM
FOR THE YEARS ENDED DECEMBER 31,                              VOLUNTARY        GROSS       GROSS
(IN MILLIONS)                                                   SALES          GAINS       LOSSES
------------------------------------------------------------  ----------      ------       ------
1997
Fixed maturities............................................    $702.9         $ 11.4      $  5.0
Equity securities...........................................    $  1.3         $  0.5      $ --

1996
Fixed maturities............................................    $496.6         $  4.3      $  8.3
Equity securities...........................................    $  1.5         $  0.4      $  0.1

Unrealized gains and losses on available-for-sale and other securities, are summarized as follows:

                                                                              EQUITY
FOR THE YEAR ENDED DECEMBER 31,                                 FIXED       SECURITIES
(IN MILLIONS)                                                 MATURITIES   AND OTHER (1)   TOTAL
------------------------------------------------------------  ----------   -------------   ------
1997
Net appreciation, beginning of year.........................    $ 12.7         $  7.8      $ 20.5
Net appreciation on available-for-sale securities...........      24.3           12.5        36.8
Net depreciation from the effect on deferred policy
 acquisition costs and on policy liabilities................      (9.8)          --          (9.8)
Provision for deferred federal income taxes.................      (5.1)          (3.9)       (9.0)
                                                              ----------       ------      ------
                                                                   9.4            8.6        18.0
                                                              ----------       ------      ------
Net appreciation, end of year...............................    $ 22.1         $ 16.4      $ 38.5
                                                              ----------       ------      ------
                                                              ----------       ------      ------

(1) Includes net appreciation on other investments of $11.1 million in 1997, and $2.2 million in 1996.

                                                                              EQUITY
FOR THE YEAR ENDED DECEMBER 31, 1996                            FIXED       SECURITIES
(IN MILLIONS)                                                 MATURITIES   AND OTHER (1)   TOTAL
------------------------------------------------------------  ----------   -------------   ------
Net appreciation, beginning of year.........................    $ 20.4         $  3.4      $ 23.8
Net (depreciation) appreciation on available-for-sale
 securities.................................................     (20.8)           6.7       (14.1)
Net appreciation from the effect on deferred policy
 acquisition costs and on policy liabilities................       9.0           --           9.0
Benefit (provision) for deferred federal income taxes.......       4.1           (2.3)        1.8
                                                              ----------       ------      ------
                                                                  (7.7)           4.4        (3.3)
                                                              ----------       ------      ------
Net appreciation, end of year...............................    $ 12.7         $  7.8      $ 20.5
                                                              ----------       ------      ------
                                                              ----------       ------      ------

(1) Includes net appreciation on other investments of $11.1 million in 1997, and $2.2 million in 1996.

B.  MORTGAGE LOANS AND REAL ESTATE

AFLIAC's mortgage loans and real estate are diversified by property type and location. Real estate investments have been obtained primarily through foreclosure. Mortgage loans are collateralized by the related properties and generally are no more than 75% of the property's value at the time the original loan is made.

The carrying values of mortgage loans and real estate investments net of applicable reserves were as follows:

DECEMBER 31
(IN MILLIONS)                                                    1997          1996
------------------------------------------------------------  ----------   -------------
Mortgage loans..............................................    $228.2         $221.6
Real estate:
  Held for sale.............................................      12.0           26.1
  Held for production of income.............................      --             --
                                                              ----------       ------
    Total real estate.......................................    $ 12.0         $ 26.1
                                                              ----------       ------
Total mortgage loans and real estate........................    $240.2         $247.7
                                                              ----------       ------
                                                              ----------       ------

Reserves for mortgage loans were $9.4 million and $9.5 million at December 31, 1997 and 1996, respectively.

During 1997, the Company committed to a plan to dispose of all real estate assets by the end of 1998. As a result, real estate assets with a carrying amount of $15.7 million were written down to the estimated fair value less cost to sell of $12.0 million, and a net realized investment loss of $3.7 million was recognized. Depreciation is not recorded on these assets while they are held for disposal.

There were no non-cash investing activities, including real estate acquired through foreclosure of mortgage loans, in 1997. During 1996, non-cash investing activities included real estate acquired through foreclosure of mortgage loans, which had a fair value of $0.9 million.

At December 31, 1997, contractual commitments to extend credit under commercial mortgage loan agreements amounted to approximately $18.7 million. These commitments generally expire within one year.

Mortgage loans and real estate investments comprised the following property types and geographic regions:

DECEMBER 31,
(IN MILLIONS)                                                    1997          1996
------------------------------------------------------------  ----------   -------------
Property type:
  Office building...........................................    $101.7         $ 86.1
  Residential...............................................      19.3           39.0
  Retail....................................................      42.2           55.9
  Industrial/warehouse......................................      61.9           52.6
  Other.....................................................      24.5           25.3
  Valuation allowances......................................      (9.4)         (11.2)
                                                              ----------       ------
Total.......................................................    $240.2         $247.7
                                                              ----------       ------
                                                              ----------       ------
Geographic region:
  South Atlantic............................................    $ 68.7         $ 72.9
  Pacific...................................................      56.6           37.0
  East North Central........................................      61.4           58.3
  Middle Atlantic...........................................      29.8           35.0
  West South Central........................................       6.9            5.7
  New England...............................................      12.4           21.9
  Other.....................................................      13.8           28.1
  Valuation allowances......................................      (9.4)         (11.2)
                                                              ----------       ------
Total.......................................................    $240.2         $247.7
                                                              ----------       ------
                                                              ----------       ------

At December 31, 1997, scheduled mortgage loan maturities were as follows: 1998 -- $52.0 million; 1999 -- $17.1 million; 2000 -- $46.3 million; 2001 -- $7.0 million; 2002 -- $11.7 million; and $94.1 million thereafter. Actual maturities could differ from contractual maturities because borrowers may have the right to prepay obligations with or without prepayment penalties and loans may be refinanced. During 1997, the Company did not refinance any mortgage loans based on terms which differed from those granted to new borrowers.

C.  INVESTMENT VALUATION ALLOWANCES

Investment valuation allowances which have been deducted in arriving at investment carrying values as presented in the balance sheet and changes thereto are shown below.

FOR THE YEAR ENDED DECEMBER 31,                               BALANCE AT                                    BALANCE AT
(IN MILLIONS)                                                 JANUARY 1      ADDITIONS      DEDUCTIONS      DECEMBER 31
------------------------------------------------------------  ----------   -------------   -------------   -------------
1997
Mortgage loans..............................................    $  9.5         $  1.1          $  1.2          $  9.4
Real estate.................................................       1.7            3.7             5.4            --
                                                              ---------        ------          ------          ------
    Total...................................................    $ 11.2         $  4.8          $  6.6          $  9.4
                                                              ---------        ------          ------          ------
                                                              ---------        ------          ------          ------

1996
Mortgage loans..............................................    $ 12.5         $  4.5          $  7.5          $  9.5
Real estate.................................................       2.1           --               0.4             1.7
                                                              ---------        ------          ------          ------
    Total...................................................    $ 14.6         $  4.5          $  7.9          $ 11.2
                                                              ---------        ------          ------          ------
                                                              ---------        ------          ------          ------

Deductions of $5.4 million to the investment valuation allowance related to real estate in 1997 primarily reflect writedowns to the estimated fair value less cost to sell pursuant to the aforementioned 1997 plan of disposal.

The carrying value of impaired loans was $20.6 million and $21.5 million, with related reserves of $7.1 million and $7.3 million as of December 31, 1997 and 1996, respectively. All impaired loans were reserved as of December 31, 1997 and 1996.

The average carrying value of impaired loans was $19.8 million and $26.3 million, with related interest income while such loans were impaired of $2.2 million and $3.4 million as of December 31, 1997 and 1996, respectively.

D.  OTHER

At December 31, 1997, AFLIAC had no concentration of investments in a single investee exceeding 10% of shareholder's equity.

4.  INVESTMENT INCOME AND GAINS AND LOSSES

A.  NET INVESTMENT INCOME

The components of net investment income were as follows:

FOR THE YEAR ENDED DECEMBER 31
(IN MILLIONS)                                                    1997          1996
------------------------------------------------------------  ----------   -------------
Fixed maturities............................................    $130.0         $137.2
Mortgage loans..............................................      20.4           22.0
Equity securities...........................................       1.3            0.7
Policy loans................................................      10.8           10.2
Real estate.................................................       3.9            6.2
Other long-term investments.................................       1.0            0.8
Short-term investments......................................       1.4            1.4
                                                              ----------      -------
Gross investment income.....................................     168.8          178.5
Less investment expenses....................................      (4.6)          (6.8)
                                                              ----------      -------
Net investment income.......................................    $164.2         $171.7
                                                              ----------      -------
                                                              ----------      -------

At December 31, 1997, mortgage loans on non-accrual status were $2.8 million, which were all restructured loans. There were no fixed maturities on non-accrual status at December 31, 1997. The effect of non-accruals, compared with amounts that would have been recognized in accordance with the original terms of the investment, had no impact in 1997, and reduced net income by $0.1 million in 1996.

The payment terms of mortgage loans may from time to time be restructured or modified. The investment in restructured mortgage loans, based on amortized cost, amounted to $21.1 million and $25.4 million at December 31, 1997 and 1996, respectively. Interest income on restructured mortgage loans that would have been recorded in accordance with the original terms of such loans amounted to $1.9 million and $3.6 million in 1997 and 1996, respectively. Actual interest income on these loans included in net investment income aggregated $2.1 million and $2.2 million in 1997 and 1996, respectively.

There were no fixed maturities or mortgage loans which were non-income producing for the twelve months ended December 31, 1997.

B.  REALIZED INVESTMENT GAINS AND LOSSES

Realized gains (losses) on investments were as follows:

FOR THE YEAR ENDED DECEMBER 31
(IN MILLIONS)                                                    1997          1996
------------------------------------------------------------  ----------   -------------
Fixed maturities............................................    $  3.0         $ (3.3)
Mortgage loans..............................................      (1.1)          (3.2)
Equity securities...........................................       0.5            0.3
Real estate.................................................      (1.5)           2.5
Other.......................................................       2.0            0.1
                                                              ----------      -------
Net realized investment losses..............................    $  2.9         $ (3.6)
                                                              ----------      -------
                                                              ----------      -------

5.  FAIR VALUE DISCLOSURES OF FINANCIAL INSTRUMENTS

SFAS No. 107, "Disclosures about Fair Value of Financial Instruments", requires disclosure of fair value information about certain financial instruments (insurance contracts, real estate, goodwill and taxes are excluded) for which it is practicable to estimate such values, whether or not these instruments are included in the balance sheet. The fair values presented for certain financial instruments are estimates which, in many cases, may differ significantly from the amounts which could be realized upon immediate liquidation. In cases where market prices are not available, estimates of fair value are based on discounted cash flow analyses which utilize current interest rates for similar financial instruments which have comparable terms and credit quality.

The following methods and assumptions were used to estimate the fair value of each class of financial instruments:

CASH AND CASH EQUIVALENTS

For these short-term investments, the carrying amount approximates fair value.

FIXED MATURITIES

Fair values are based on quoted market prices, if available. If a quoted market price is not available, fair values are estimated using independent pricing sources or internally developed pricing models using discounted cash flow analyses.

EQUITY SECURITIES

Fair values are based on quoted market prices, if available. If a quoted market price is not available, fair values are estimated using independent pricing sources or internally developed pricing models.

MORTGAGE LOANS

Fair values are estimated by discounting the future contractual cash flows using the current rates at which similar loans would be made to borrowers with similar credit ratings. The fair value of below investment grade mortgage loans are limited to the lesser of the present value of the cash flows or book value.

REINSURANCE RECEIVABLES

The carrying amount of the reinsurance receivable for outstanding claims, losses and loss adjustment expenses reported in the balance sheet approximates fair value.

POLICY LOANS

The carrying amount reported in the balance sheet approximates fair value since policy loans have no defined maturity dates and are inseparable from the insurance contracts.

INVESTMENT CONTRACTS (WITHOUT MORTALITY FEATURES)

Fair values for the Company's liabilities under investment type contracts are estimated based on current surrender values.

The estimated fair values of the financial instruments were as follows:

                                                                      1997                    1996
                                                              ---------------------   ---------------------
DECEMBER 31,                                                  CARRYING      FAIR      CARRYING      FAIR
(IN MILLIONS)                                                   VALUE       VALUE       VALUE       VALUE
------------------------------------------------------------  ---------   ---------   ---------   ---------
FINANCIAL ASSETS
  Cash and cash equivalents.................................  $   31.1    $   31.1    $   18.8    $   18.8
  Fixed maturities..........................................   1,402.5     1,402.5     1,698.0     1,698.0
  Equity securities.........................................      54.0        54.0        41.5        41.5
  Mortgage loans............................................     228.2       239.8       221.6       229.3
  Policy loans..............................................     140.1       140.1       131.7       131.7
  Reinsurance receivables...................................     251.1       251.1        72.5        72.5
                                                              ---------   ---------   ---------   ---------
                                                              $2,107.0    $2,118.6    $2,184.1    $2,191.8
                                                              ---------   ---------   ---------   ---------
                                                              ---------   ---------   ---------   ---------
FINANCIAL LIABILITIES
  Individual annuity contracts..............................     876.0       850.6       910.2       885.9
  Supplemental contracts without life contingencies.........      15.3        15.3        15.9        15.9
  Other individual contract deposit funds...................       0.3         0.3         0.3         0.3
                                                              ---------   ---------   ---------   ---------
                                                              $  891.6    $  866.2    $  926.4    $  902.1
                                                              ---------   ---------   ---------   ---------
                                                              ---------   ---------   ---------   ---------

6.  DEBT

In 1997 the Company incurred no debt. During 1996, the Company utilized repurchase agreements to finance certain investments.

Interest expense was $3.4 million in 1996, relating to the repurchase agreements, and is recorded in other operating expenses.

7.  FEDERAL INCOME TAXES

Provisions for federal income taxes have been calculated in accordance with the provisions of SFAS No. 109. A summary of the federal income tax expense (benefit) in the statement of income is shown below:

FOR THE YEAR ENDED DECEMBER 31,
(IN MILLIONS)                                                    1997          1996
------------------------------------------------------------  ----------      ------
Federal income tax expense (benefit)
  Current...................................................    $ 13.9         $ 26.9
  Deferred..................................................       7.1           (9.8)
                                                             ----------        -------
Total.......................................................    $ 21.0         $ 17.1
                                                             ----------        -------
                                                             ----------        -------

The provision for federal income taxes does not materially differ from the amount of federal income tax determined by applying the appropriate U.S. statutory income tax rate to income before federal income taxes. The deferred tax (assets) liabilities are comprised of the following at December 31, 1997:

DECEMBER 31,
(IN MILLIONS)                                                    1997          1996
------------------------------------------------------------  ----------   -------------
Deferred tax (assets) liabilitie
  Loss reserves.............................................    $(175.8)       $(137.0)
  Deferred acquisition costs................................     226.4          186.9
  Investments, net..........................................      27.0           14.2
  Bad debt reserve..........................................      (2.0)          (1.1)
  Other, net................................................       0.3           (2.8)
                                                              ----------   -------------
  Deferred tax liability, net...............................    $ 75.9         $ 60.2
                                                              ----------   -------------
                                                              ----------   -------------

Gross deferred income tax liabilities totaled $253.7 million and $201.1 million at December 31, 1997 and 1996. Gross deferred income tax assets totaled $177.8 million and $140.9 at December 31, 1997 and 1996.

Management believes, based on the Company's recent earnings history and its future expectations, that the Company's taxable income in future years will be sufficient to realize all deferred tax assets. In determining the adequacy of future income, management considered the future reversal of its existing temporary differences and available tax planning strategies that could be implemented, if necessary.

The Company's federal income tax returns are routinely audited by the IRS, and provisions are routinely made in the financial statements in anticipation of the results of these audits. The IRS has examined the life-nonlife consolidated group's federal income tax returns through 1991. The Company is currently considering its response to certain adjustments proposed by the IRS with respect to the life-nonlife consolidated group's federal income tax returns for 1989, 1990, and 1991. In management's opinion, adequate tax liabilities have been established for all years. However, the amount of these tax liabilities could be revised in the near term if estimates of the Company's ultimate liability are revised.

8.  RELATED PARTY TRANSACTIONS

The Company has no employees of its own, but has agreements under which FAFLIC provides management, space and other services, including accounting, electronic data processing, human resources, legal and other staff functions. Charges for these services are based on full cost including all direct and indirect overhead costs, and amounted to $124.1 million and $112.4 million in 1997 and 1996. The net amounts payable to FAFLIC and affiliates for accrued expenses and various other liabilities and receivables were $15.0 million and $13.3 million at December 31, 1997 and 1996.

9.  DIVIDEND RESTRICTIONS

Delaware has enacted laws governing the payment of dividends to stockholders by insurers. These laws affect the dividend paying ability of the Company.

Pursuant to Delaware's statute, the maximum amount of dividends and other distributions that an insurer may pay in any twelve month period, without the prior approval of the Delaware Commissioner of Insurance, is limited to the greater of (i) 10% of its policyholders' surplus as of the preceding December 31 or (ii) the individual company's statutory net gain from operations for the preceding calendar year (if such insurer is a life company) or its net income (not including realized capital gains) for the preceding calendar year (if such insurer is not a life company). Any dividends to be paid by an insurer, whether or not in excess of the aforementioned threshold, from a source other than statutory earned surplus would also require the prior approval of the Delaware Commissioner of Insurance.

At January 1, 1998, AFLIAC could pay dividends of $33.9 million to FAFLIC without prior approval.

10.  REINSURANCE

In the normal course of business, the Company seeks to reduce the loss that may arise from events that cause unfavorable underwriting results by reinsuring certain levels of risk in various areas of exposure with other insurance enterprises or reinsurers. Reinsurance transactions are accounted for in accordance with the provisions of SFAS No. 113.

Amounts recoverable from reinsurers are estimated in a manner consistent with the claim liability associated with the reinsured policy. Reinsurance contracts do not relieve the Company from its obligations to policyholders. Failure of reinsurers to honor their obligations could result in losses to the Company; consequently, allowances are established for amounts deemed uncollectible. The Company determines the appropriate amount of reinsurance based on evaluation of the risks accepted and analyses prepared by consultants and reinsurers and on market conditions (including the availability and pricing of reinsurance). The Company also believes that the terms of its reinsurance contracts are consistent with industry practice in that they contain standard terms with respect to lines of business covered, limit and retention, arbitration and occurrence. Based on its review of its reinsurers' financial statements and reputations in the reinsurance marketplace, the Company believes that its reinsurers are financially sound.

The effects of reinsurance were as follows:

FOR THE YEAR ENDED DECEMBER 31
(IN MILLIONS)                                                    1997          1996
------------------------------------------------------------  ----------   -------------
Insurance premiums:
  Direct....................................................    $ 48.8         $ 53.3
  Assumed...................................................       2.6            3.1
  Ceded.....................................................     (28.6)         (23.7)
                                                              ----------     --------
Net premiums................................................    $ 22.8         $ 32.7
                                                              ----------     --------
                                                              ----------     --------
Insurance and other individual policy benefits, claims,
 losses and loss adjustment expenses:
  Direct....................................................    $226.0         $206.4
  Assumed...................................................       4.2            4.5
  Ceded.....................................................     (42.4)         (18.3)
                                                              ----------     --------
Net policy benefits, claims, losses and loss adjustment
 expenses...................................................    $187.8         $192.6
                                                              ----------     --------
                                                              ----------     --------

11.  DEFERRED POLICY ACQUISITION EXPENSES

The following reflects the changes to the deferred policy acquisition asset:

FOR THE YEAR ENDED DECEMBER 31
(IN MILLIONS)                                                    1997          1996
------------------------------------------------------------  ----------   -------------
Balance at beginning of year................................    $632.7         $555.7
  Acquisition expenses deferred.............................     184.1          116.6
  Amortized to expense during the year......................     (53.0)         (49.9)
  Adjustment to equity during the year......................     (10.2)          10.3
  Adjustment for cession of disability income insurance.....     (38.6)          --
  Adjustment for revision of universal life and variable
    universal life insurance mortality assumptions..........      50.3           --
                                                              ----------     --------
Balance at end of year......................................    $765.3         $632.7
                                                              ----------     --------
                                                              ----------     --------

On October 1, 1997, the Company revised the mortality assumptions for universal life and variable universal life product lines. These revisions resulted in a $50.3 million recapitalization of deferred policy acquisition costs.

12.  LIABILITIES FOR INDIVIDUAL ACCIDENT AND HEALTH BENEFITS

The Company regularly updates its estimates of liabilities for future policy benefits and outstanding claims, losses and loss adjustment expenses as new information becomes available and further events occur which may impact the resolution of unsettled claims. Changes in prior estimates are reflected in results of operations in the year such changes are determined to be needed and recorded.

The liability for future policy benefits and outstanding claims, losses and loss adjustment expenses related to the Company's accident and health business was $219.9 million and $226.2 million at December 31, 1997 and 1996. Accident and health claim liabilities have been re-estimated for all prior years and were increased by $-0- million in 1997 and $3.2 million in 1996. Due to the reinsurance agreement whereby the Company has ceded substantially all of its accident and health business to the Metropolitan, management believes that no material adverse development of losses will occur. However, the amount of the liabilities could be revised in the near term if the estimates are revised.

13.  CONTINGENCIES

REGULATORY AND INDUSTRY DEVELOPMENTS

Unfavorable economic conditions may contribute to an increase in the number of insurance companies that are under regulatory supervision. This may result in an increase in mandatory assessments by state guaranty funds, or voluntary payments by solvent insurance companies to cover losses to policyholders of insolvent or rehabilitated companies. Mandatory assessments, which are subject to statutory limits, can be partially recovered through a reduction in future premium taxes in some states. The Company is not able to reasonably estimate the potential effect on it of any such future assessments or voluntary payments.

LITIGATION

In July 1997, a lawsuit was instituted in Louisiana against Allmerica Financial Corp. and certain of its subsidiaries by individual plaintiffs alleging fraud, unfair or deceptive acts, breach of contract, misrepresentation and related claims in the sale of life insurance policies. In October 1997, plaintiffs voluntarily dismissed the Louisiana suit and refiled the action in Federal District Court in Worcester, Massachusetts. The plaintiffs seek to be certified as a class. The case is in the early stages of discovery and the Company is evaluating the claims. Although the Company believes it has meritorious defenses to plaintiffs' claims, there can be no assurance that the claims will be resolved on a basis which is satisfactory to the Company.

The Company has been named a defendant in various legal proceedings arising in the normal course of business. In the opinion of management, based on the advice of legal counsel, the ultimate resolution of these proceedings will not have a material effect on the Company's financial statements. However, liabilities related to these proceedings could be established in the near term if estimates of the ultimate resolution of these proceedings are revised.

YEAR 2000

The Year 2000 Issue is the result of computer programs being written using two digits rather than four to define the applicable year. Any of the Company's computer programs that have date-sensitive software may recognize a date using "00" as the year 1900 rather than the year 2000. This could result in a system failure or miscalculations causing disruptions of operations, including, among other things, a temporary inability to process transactions, send invoices, or engage in similar normal business activities. Although the Company does not believe that there is a material contingency associated with the Year 2000 project, there can be no assurance that exposure for material contingencies will not arise.

14.  STATUTORY FINANCIAL INFORMATION

The Company is required to file annual statements with state regulatory authorities prepared on an accounting basis prescribed or permitted by such authorities (statutory basis). Statutory surplus differs from shareholder's equity reported in accordance with generally accepted accounting principles for stock life insurance companies primarily because policy acquisition costs are expensed when incurred, investment reserves are based on different assumptions, life insurance reserves are based on different assumptions and income tax expense reflects only taxes paid or currently payable. Statutory net income and surplus are as follows:

(IN MILLIONS)                                                    1997          1996
------------------------------------------------------------  ----------   -------------
Statutory net income........................................    $ 31.5         $  5.4
Statutory Surplus...........................................    $307.1         $234.0
                                                              ----------     --------
                                                              ----------     --------

                     REPORT OF INDEPENDENT ACCOUNTANTS


To the Board of Directors of Allmerica Financial Life Insurance and Annuity Company and Policyowners of the Fulcrum Separate Account of Allmerica Financial Life Insurance and Annuity Company


In our opinion, the accompanying statements of assets and liabilities and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of each of the Sub-Accounts (Value, Growth, International Growth, Global Strategic Income, Global Interactive/Telecomm and AIT Money Market) constituting the Fulcrum Separate Account of Allmerica Financial Life Insurance and Annuity Company at December 31, 1997, the results of each of their operations and the changes in each of their net assets for the period indicated, in conformity with generally accepted accounting principles. These financial statements are the responsibility of Allmerica Financial Life Insurance and Annuity Company's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investments at December 31, 1997 by correspondence with the Funds, provide a reasonable basis for the opinion expressed above.


/s/ Price Waterhouse LLP

PRICE WATERHOUSE LLP
Boston, Massachusetts

March 25, 1998

                            FULCRUM SEPARATE ACCOUNT
                      STATEMENTS OF ASSETS AND LIABILITIES
                               DECEMBER 31, 1997

                                                                          INTERNATIONAL      GLOBAL               GLOBAL
                                                 VALUE        GROWTH        GROWTH      STRATEGIC INCOME   INTERACTIVE/TELECOMM
                                              -----------   -----------   -----------   ----------------   --------------------
ASSETS (NOTES 3 AND 7):
Investment in shares of Allmerica Investment
  Trust.....................................  $        --   $        --   $       --       $       --           $       --
Investments in shares of The Palladian
  Trust.....................................    5,301,510     4,181,126    3,118,554        1,649,179            2,062,071
                                              -----------   -----------   -----------   ----------------       -----------
  Total assets..............................    5,301,510     4,181,126    3,118,554        1,649,179            2,062,071

LIABILITIES:
Payable to Allmerica Financial Life
  Insurance and Annuity Company (Sponsor)...          492            --           --               --                   --
                                              -----------   -----------   -----------   ----------------       -----------
  Net assets................................  $ 5,301,018   $ 4,181,126   $3,118,554       $1,649,179           $2,062,071
                                              -----------   -----------   -----------   ----------------       -----------
                                              -----------   -----------   -----------   ----------------       -----------

Net asset distribution by category:
  Qualified variable annuity policies.......  $   569,576   $   552,820   $  448,502       $  102,350           $  243,510
  Non-qualified variable annuity policies...    4,731,442     3,628,306    2,670,052        1,546,829            1,818,561
                                              -----------   -----------   -----------   ----------------       -----------
                                              $ 5,301,018   $ 4,181,126   $3,118,554       $1,649,179           $2,062,071
                                              -----------   -----------   -----------   ----------------       -----------
                                              -----------   -----------   -----------   ----------------       -----------

Qualified units outstanding, December 31,
  1997......................................      458,105       524,083      494,390           99,533              187,995
Net asset value per qualified unit, December
  31, 1997..................................  $  1.243331   $  1.054832   $ 0.907182       $ 1.028306           $ 1.295302
Non-qualified units outstanding, December
  31, 1997..................................    3,805,457     3,439,700    2,943,237        1,504,250            1,403,968
Net asset value per non-qualified unit,
  December 31, 1997.........................  $  1.243331   $  1.054832   $ 0.907182       $ 1.028306           $ 1.295302

                                                  AIT
                                              MONEY MARKET
                                              ------------
ASSETS (NOTES 3 AND 7):
Investment in shares of Allmerica Investment
  Trust.....................................    $ 453,816
Investments in shares of The Palladian
  Trust.....................................           --
                                              ------------
  Total assets..............................      453,816
LIABILITIES:
Payable to Allmerica Financial Life
  Insurance and Annuity Company (Sponsor)...           --
                                              ------------
  Net assets................................    $ 453,816
                                              ------------
                                              ------------
Net asset distribution by category:
  Qualified variable annuity policies.......    $ 142,771
  Non-qualified variable annuity policies...      311,045
                                              ------------
                                                $ 453,816
                                              ------------
                                              ------------
Qualified units outstanding, December 31,
  1997......................................      138,366
Net asset value per qualified unit, December
  31, 1997..................................    $1.031833
Non-qualified units outstanding, December
  31, 1997..................................      301,449
Net asset value per non-qualified unit,
  December 31, 1997.........................    $1.031833

   The accompanying notes are an integral part of these financial statements.

                            FULCRUM SEPARATE ACCOUNT
                            STATEMENTS OF OPERATIONS

                                                                          INTERNATIONAL
                                                 VALUE        GROWTH        GROWTH           GLOBAL               GLOBAL
                                                FOR THE       FOR THE       FOR THE     STRATEGIC INCOME   INTERACTIVE/TELECOMM
                                                PERIOD        PERIOD        PERIOD          FOR THE              FOR THE
                                               3/13/97*      3/13/97*      3/13/97*     PERIOD 3/13/97*      PERIOD 3/13/97*
                                              TO 12/31/97   TO 12/31/97   TO 12/31/97     TO 12/31/97          TO 12/31/97
                                              -----------   -----------   -----------   ----------------   --------------------
INVESTMENT INCOME:
  Dividends.................................  $   33,219    $       --    $   15,067       $   18,284           $    6,234
                                              -----------   -----------   -----------         -------             --------

EXPENSES (NOTE 4):
  Mortality and expense risk fees...........      26,133        23,833        18,996           10,592                8,363
  Administrative expense fees...............       3,136         2,860         2,280            1,271                1,004
                                              -----------   -----------   -----------         -------             --------
    Total expenses..........................      29,269        26,693        21,276           11,863                9,367
                                              -----------   -----------   -----------         -------             --------

    Net investment income (loss)............       3,950       (26,693)       (6,209)           6,421               (3,133)
                                              -----------   -----------   -----------         -------             --------

REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS:
  Realized gain distributions from portfolio
    sponsors................................     297,334            --         8,111            7,628               97,494
  Net realized gain (loss) from sales of
    investments.............................      13,707         9,779          (647)           2,379                3,758
                                              -----------   -----------   -----------         -------             --------
    Net realized gain.......................     311,041         9,779         7,464           10,007              101,252
  Net unrealized gain (loss)................     263,903      (128,883)     (281,439)          16,524              182,655
                                              -----------   -----------   -----------         -------             --------

    Net realized and unrealized gain
      (loss)................................     574,944      (119,104)     (273,975)          26,531              283,907
                                              -----------   -----------   -----------         -------             --------
    Net increase (decrease) in net assets
      from operations.......................  $  578,894    $ (145,797)   $ (280,184)      $   32,952           $  280,774
                                              -----------   -----------   -----------         -------             --------
                                              -----------   -----------   -----------         -------             --------

                                                  AIT
                                              MONEY MARKET
                                                FOR THE
                                                 PERIOD
                                                3/13/97*
                                              TO 12/31/97
                                              ------------
INVESTMENT INCOME:
  Dividends.................................    $  14,858
                                              ------------
EXPENSES (NOTE 4):
  Mortality and expense risk fees...........        3,508
  Administrative expense fees...............          421
                                              ------------
    Total expenses..........................        3,929
                                              ------------
    Net investment income (loss)............       10,929
                                              ------------
REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS:
  Realized gain distributions from portfolio
    sponsors................................           --
  Net realized gain (loss) from sales of
    investments.............................           --
                                              ------------
    Net realized gain.......................           --
  Net unrealized gain (loss)................           --
                                              ------------
    Net realized and unrealized gain
      (loss)................................           --
                                              ------------
    Net increase (decrease) in net assets
      from operations.......................    $  10,929
                                              ------------
                                              ------------

* Date of initial investment

   The accompanying notes are an integral part of these financial statements.

                            FULCRUM SEPARATE ACCOUNT
                      STATEMENTS OF CHANGES IN NET ASSETS

                                                                          INTERNATIONAL      GLOBAL
                                                 VALUE        GROWTH        GROWTH      STRATEGIC INCOME          GLOBAL
                                              PERIOD FROM   PERIOD FROM   PERIOD FROM     PERIOD FROM      INTERACTIVE/TELECOMM
                                              3/13/97* TO   3/13/97* TO   3/13/97* TO     3/13/97* TO          PERIOD FROM
                                               12/31/97      12/31/97      12/31/97         12/31/97       3/13/97* TO 12/31/97
                                              -----------   -----------   -----------   ----------------   --------------------
INCREASE IN NET ASSETS:
  FROM OPERATIONS:
    Net investment income (loss)............  $    3,950    $  (26,693)   $   (6,209)      $    6,421           $   (3,133)
    Net realized gain.......................     311,041         9,779         7,464           10,007              101,252
    Net unrealized gain (loss)..............     263,903      (128,883)     (281,439)          16,524              182,655
                                              -----------   -----------   -----------   ----------------       -----------
    Net increase (decrease) in net assets
      from operations.......................     578,894      (145,797)     (280,184)          32,952              280,774
                                              -----------   -----------   -----------   ----------------       -----------

  FROM CAPITAL TRANSACTIONS (NOTE 5):
    Net purchase payments...................   3,966,224     3,318,064     2,833,905        1,428,310            1,255,027
    Withdrawals.............................    (144,987)      (97,359)      (51,241)         (44,514)             (51,587)
    Other transfers from (to) the General
      Account of Allmerica Financial Life
      Insurance and Annuity Company
      (Sponsor).............................     900,887     1,106,218       616,074          232,431              577,857
                                              -----------   -----------   -----------   ----------------       -----------
    Net increase in net assets from capital
      transactions..........................   4,722,124     4,326,923     3,398,738        1,616,227            1,781,297
                                              -----------   -----------   -----------   ----------------       -----------

Net increase in net assets..................   5,301,018     4,181,126     3,118,554        1,649,179            2,062,071

NET ASSETS:
  Beginning of period.......................          --            --            --               --                   --
                                              -----------   -----------   -----------   ----------------       -----------
  End of period.............................  $5,301,018    $4,181,126    $3,118,554       $1,649,179           $2,062,071
                                              -----------   -----------   -----------   ----------------       -----------
                                              -----------   -----------   -----------   ----------------       -----------

                                                  AIT
                                              MONEY MARKET
                                              PERIOD FROM
                                              3/13/97* TO
                                                12/31/97
                                              ------------
INCREASE IN NET ASSETS:
  FROM OPERATIONS:
    Net investment income (loss)............    $  10,929
    Net realized gain.......................           --
    Net unrealized gain (loss)..............           --
                                              ------------
    Net increase (decrease) in net assets
      from operations.......................       10,929
                                              ------------
  FROM CAPITAL TRANSACTIONS (NOTE 5):
    Net purchase payments...................    3,780,479
    Withdrawals.............................         (250)
    Other transfers from (to) the General
      Account of Allmerica Financial Life
      Insurance and Annuity Company
      (Sponsor).............................   (3,337,342)
                                              ------------
    Net increase in net assets from capital
      transactions..........................      442,887
                                              ------------
Net increase in net assets..................      453,816
NET ASSETS:
  Beginning of period.......................           --
                                              ------------
  End of period.............................    $ 453,816
                                              ------------
                                              ------------

* Date of initial investment

   The accompanying notes are an integral part of these financial statements.

                            FULCRUM SEPARATE ACCOUNT

                         NOTES TO FINANCIAL STATEMENTS

NOTE 1 -- ORGANIZATION

    The Fulcrum Separate Account (the Separate Account) is a separate investment account of Allmerica Financial Life Insurance and Annuity Company (the Company), established on November 15, 1996 for the purpose of separating from the general assets of the Company those assets used to fund certain variable annuity contracts issued by the Company. The Company is a wholly-owned subsidiary of First Allmerica Financial Life Insurance Company (First Allmerica). First Allmerica is a wholly-owned subsidiary of Allmerica Financial Corporation (AFC). Under applicable insurance law, the assets and liabilities of the Separate Account are clearly identified and distinguished from the other assets and liabilities of the Company. The Separate Account cannot be charged with liabilities arising out of any other business of the Company.

    The Separate Account is registered as a unit investment trust under the Investment Company Act of 1940, as amended (the 1940 Act). The Separate Account currently offers six Sub-Accounts under the Fulcrum Fund variable annuity contracts. Each Sub-Account invests exclusively in one of five investment portfolios of The Palladian Trust managed by Palladian Advisors, Inc., or in the Money Market Fund of the Allmerica Investment Trust (AIT) managed by Allmerica Investment Management Company, Inc., a wholly-owned subsidiary of First Allmerica. The Palladian Trust and AIT (the Funds) are open-end management investment companies registered under the 1940 Act.

    The Separate Account funds two types of variable annuity contracts, "qualified" contracts and "non-qualified" contracts. A qualified contract is one that is purchased in connection with a retirement plan which meets the requirements of Section 401, 403, or 408, of the Internal Revenue Code, while a non-qualified contract is one that is not purchased in connection with one of the indicated retirement plans. The tax treatment for certain withdrawals or surrenders will vary according to whether they are made from a qualified contract or a non-qualified contract.

NOTE 2 -- SIGNIFICANT ACCOUNTING POLICIES

    INVESTMENTS -- Security transactions are recorded on the trade date. Investments held by the Sub-Accounts are stated at the net asset value per share of the respective investment portfolio of The Palladian Trust or AIT. Net realized gains and losses on securities sold are determined using the average cost method. Dividends and capital gain distributions are recorded on the ex-dividend date and are reinvested in additional shares of the respective investment portfolio of The Palladian Trust or AIT at net asset value.

    FEDERAL INCOME TAXES -- The Company is taxed as a "life insurance company" under Subchapter L of the Internal Revenue Code (the Code) and files a consolidated federal income tax return with First Allmerica. The Company anticipates no tax liability resulting from the operations of the Separate Account. Therefore, no provision for income taxes has been charged against the Separate Account.

                            FULCRUM SEPARATE ACCOUNT

NOTE 3 -- INVESTMENTS

    The number of shares owned, aggregate cost, and net asset value per share of each Sub-Account's investment in The Palladian Trust and AIT at December 31, 1997 were as follows:

                                                                PORTFOLIO INFORMATION
                                                       ---------------------------------------
                                                                                     NET ASSET
                                                        NUMBER OF      AGGREGATE       VALUE
INVESTMENT PORTFOLIO                                      SHARES          COST       PER SHARE
-----------------------------------------------------  ------------   ------------   ---------
THE PALLADIAN TRUST:
  Value..............................................       392,704   $  5,037,607    $13.500
  Growth.............................................       349,885      4,310,009     11.950
  International Growth...............................       321,169      3,399,993      9.710
  Global Strategic Income............................       166,921      1,632,655      9.880
  Global Interactive/Telecomm........................       154,926      1,879,416     13.310
ALLMERICA INVESTMENT TRUST:
  Money Market.......................................       453,816        453,816      1.000

NOTE 4 -- RELATED PARTY TRANSACTIONS

    The Company makes a charge of 1.25% per annum based on the average daily net assets of each Sub-Account at each valuation date for mortality and expense risks. The Company also charges each Sub-Account .20% per annum based on the average daily net assets of each Sub-Account for administrative expenses. These charges are deducted from the daily value of each Sub-Account but are paid to the Company on a monthly basis.

    A contract fee of $30 is currently deducted on the contract anniversary date and upon full surrender of the contract when the accumulated value is less than $100,000. The contract fee is waived for contracts issued to and maintained by the Trustee of a 401(k) plan. For the period ended December 31, 1997, there were no contract fees deducted from accumulated value in the Separate Account.

    Allmerica Investments, Inc. (Allmerica Investments), a wholly-owned subsidiary of First Allmerica, is principal underwriter and general distributor of the Separate Account, and does not receive any compensation for sales of the contracts. Commissions are paid to registered representatives of Allmerica Investments by the Company. As the current series of contracts have a contingent deferred sales charge, no deduction is made for sales charges at the time of the sale. For the period ended December 31, 1997, there were no contingent deferred sales charges applicable to the Separate Account.

                            FULCRUM SEPARATE ACCOUNT

NOTE 5 -- CONTRACTOWNERS AND SPONSOR TRANSACTIONS

    Transactions from contractowners and sponsor were as follows:

                                                                                       PERIOD ENDED DECEMBER 31,
                                                                                                  1997
                                                                                       --------------------------
                                                                                          UNITS         AMOUNT
                                                                                       ------------  ------------
Value
  Issuance of Units..................................................................     4,551,042  $  5,043,897
  Redemption of Units................................................................      (287,480)     (321,773)
                                                                                       ------------  ------------
    Net increase.....................................................................     4,263,562  $  4,722,124
                                                                                       ------------  ------------
                                                                                       ------------  ------------
Growth
  Issuance of Units..................................................................     4,250,561  $  4,604,045
  Redemption of Units................................................................      (286,778)     (277,122)
                                                                                       ------------  ------------
    Net increase.....................................................................     3,963,783  $  4,326,923
                                                                                       ------------  ------------
                                                                                       ------------  ------------
International Growth
  Issuance of Units..................................................................     3,716,392  $  3,627,362
  Redemption of Units................................................................      (278,765)     (228,624)
                                                                                       ------------  ------------
    Net increase.....................................................................     3,437,627  $  3,398,738
                                                                                       ------------  ------------
                                                                                       ------------  ------------
Global Strategic Income
  Issuance of Units..................................................................     1,704,804  $  1,719,742
  Redemption of Units................................................................      (101,021)     (103,515)
                                                                                       ------------  ------------
    Net increase.....................................................................     1,603,783  $  1,616,227
                                                                                       ------------  ------------
                                                                                       ------------  ------------
Global Interactive/Telecomm
  Issuance of Units..................................................................     1,686,841  $  1,878,628
  Redemption of Units................................................................       (94,878)      (97,331)
                                                                                       ------------  ------------
    Net increase.....................................................................     1,591,963  $  1,781,297
                                                                                       ------------  ------------
AIT Money Market
  Issuance of Units..................................................................     3,782,378  $  3,843,132
  Redemption of Units................................................................    (3,342,563)   (3,400,245)
                                                                                       ------------  ------------
    Net increase.....................................................................       439,815  $    442,887
                                                                                       ------------  ------------
                                                                                       ------------  ------------

NOTE 6 -- DIVERSIFICATION REQUIREMENTS

    Under the provisions of Section 817(h) of the Internal Revenue Code, a variable annuity contract, other than a contract issued in connection with certain types of employee benefit plans, will not be treated as an annuity contract for federal income tax purposes for any period for which the investments of the segregated asset account on which the contract is based are not adequately diversified. The Code provides that the "adequately diversified" requirement may be met if the underlying investments satisfy either a statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of The Treasury.

    The Internal Revenue Service has issued regulations under Section 817(h) of the Code. The Company believes that the Separate Account satisfies the current requirements of the regulations, and it intends that the Separate Account will continue to meet such requirements.

                            FULCRUM SEPARATE ACCOUNT

NOTE 7 -- PURCHASES AND SALES OF SECURITIES

    Cost of purchases and proceeds from sales of The Palladian Trust shares and AIT shares during the period ended December 31, 1997 were as follows:

INVESTMENT PORTFOLIO                                                  PURCHASES        SALES
-------------------------------------------------------------------  ------------   ------------
THE PALLADIAN TRUST:
  Value............................................................  $  5,213,150   $    189,250
  Growth...........................................................     4,433,659        133,429
  International Growth.............................................     3,544,366        143,726
  Global Strategic Income..........................................     1,727,133         96,857
  Global Interactive/Telecomm......................................     1,925,959         50,301
ALLMERICA INVESTMENT TRUST:
  Money Market.....................................................     3,371,476      2,917,660
                                                                     ------------   ------------
    Totals.........................................................  $ 20,215,743   $  3,531,223
                                                                     ------------   ------------
                                                                     ------------   ------------

NOTE 8 -- SUBSEQUENT EVENTS

    Effective February 12, 1998, Allmerica Investment Management Company, Inc. (AIMCO) assumed the function of Manager for The Palladian Trust (Trust), replacing Palladian Advisors, Inc. (PAI). AIMCO's advisory agreement will remain in effect past June 11, 1998, only if approved by shareholders of the Trust. AIMCO is an indirect, wholly-owned subsidiary of AFC.

    PAI had agreed to limit operating expenses and reimburse those expenses to the extent that each Portfolio's "other expenses" (i.e., expenses other than management fees) exceeded certain expense limitations. In January of 1998, PAI advised the Board of Trustees of the Trust that it did not have sufficient assets to make the required payment under the expense limitation. On January 28, 1998, a group (consisting of Allmerica Financial Life Insurance and Annuity Company and certain principals of PAI and entities selling the variable contracts) offered to make payment of the full amount due under the expense limitation. The Board of Trustees accepted the offer, and the Trust has been fully reimbursed for amounts owed under the 1997 expense limitation agreement. The expense limitations in effect for 1998 have been modified with respect to certain portfolios of the Trust and these payments are to be made by AIMCO.

                              PART C.  OTHER INFORMATION


ITEM 24.  FINANCIAL STATEMENTS AND EXHIBITS

     (a)       FINANCIAL STATEMENTS

               Financial Statements Included in Part A
               None

               Financial Statements Included in Part B
               Financial Statements for Allmerica Financial Life Insurance and Annuity Company
               Financial Statements for Fulcrum Separate Account of Allmerica Financial Life Insurance and Annuity Company

               Financial Statements Included in Part C
               None

     (b)       EXHIBITS

          EXHIBIT 1 Vote of Board of Directors Authorizing Establishment of Registrant dated June 13, 1996 was previously filed in Registrant's initial Registration Statement on September 4, 1996, and is incorporated by reference herein.

          EXHIBIT 2 Not Applicable. Pursuant to Rule 26a-2, the Insurance Company may hold the assets of the Registrant NOT pursuant to a trust indenture or other such instrument.


          EXHIBIT 3      Sales Agreement is filed herewith.


          EXHIBIT 4 Policy Form was previously filed in Registrant's initial Registration Statement on September 4, 1996, and is incorporated by reference herein.

          EXHIBIT 5 Application Form was previously filed in Registrant's initial Registration Statement on September 4, 1996, and is incorporated by reference herein.

          EXHIBIT 6 The Depositor's Articles of Incorporation and Bylaws were previously filed in Registrant's initial Registration Statement on September 4, 1996, and are incorporated by reference herein.

          EXHIBIT 7      Not Applicable.

          EXHIBIT 8 BFDS Agreements for lockbox and mailroom services are filed herewith.

          EXHIBIT 9      Opinion of Counsel is filed herewith.

          EXHIBIT 10     Consent of Independent Accountants is filed herewith.

          EXHIBIT 11     None.

          EXHIBIT 12     None.

          EXHIBIT 13     Not Applicable.

          EXHIBIT 14     Not Applicable.

          EXHIBIT 15     (a)  Form of Participation Agreement with
                              Palladian Trust is filed herwith.

                         (b) Participation Agreement with Allmerica Investment Trust is filed herewith.

ITEM 25.  DIRECTORS AND OFFICERS OF THE DEPOSITOR

  The principal business address of all the following Directors and Officers is:
  440 Lincoln Street
  Worcester, Massachusetts 01653


                   DIRECTORS AND PRINCIPAL OFFICERS OF THE COMPANY


        NAME AND POSITION                        PRINCIPAL OCCUPATION(S) DURING
           WITH COMPANY                                  PAST FIVE YEARS
           ------------                                  ---------------
Bruce C. Anderson                            Director of First Allmerica since 1996; Vice
  Director                                   President, First Allmerica since 1984


Abigail M. Armstrong                         Secretary of First Allmerica since 1996; Counsel,
  Secretary and Counsel                      First Allmerica since 1991

Robert E. Bruce                              Director and Chief Information Officer of First
  Director and Chief Information Officer     Allmerica since 1997;  Vice President of First
                                             Allmerica since 1995;  Corporate Manager, Digital
                                             Equipment Corporation 1979 to 1995

John P. Kavanaugh                            Director and Chief Investment Officer of First
  Director, Vice President and               Allmerica since 1996; Vice President, First
  Chief Investment Officer                   Allmerica since 1991


John F. Kelly                                Director of First Allmerica since 1996; Senior Vice
  Director, Vice President and               President, First Allmerica since 1986; General
  General Counsel                            Counsel,  First Allmerica since 1981; Assistant
                                             Secretary, First Allmerica since 1991

J. Barry May                                 Director of First Allmerica since 1996; Director and
  Director                                   President, The Hanover Insurance Company since
                                             1996; Vice President, The Hanover Insurance
                                             Company, 1993 to 1996;  General Manager, The
                                             Hanover Insurance Company 1989 to 1993

James R. McAuliffe                           Director of First Allmerica since 1996; Director of
  Director                                   Citizens Insurance Company of America since 1992,
                                             President since 1994, and CEO since 1996; Vice
                                             President, First Allmerica 1982 to 1994; Chief
                                             Investment Officer, First Allmerica 1986 to 1994

John F. O'Brien                              Director, Chairman of the Board, President and
  Director, Chairman of the Board,           Chief Executive Officer, First Allmerica since 1989
  President and Chief Executive Officer


Edward J. Parry, III                         Director and Chief Financial Officer of First
  Director, Vice President,                  Allmerica since 1996; Vice President and
  Chief Financial Officer and Treasurer      Treasurer, First Allmerica since 1993;  Assistant
                                             Vice President 1992 to 1993


Richard M. Reilly                            Director of First Allmerica since 1996; Vice
  Director and Vice President                President, First Allmerica since 1990; Director,
                                             Allmerica Investments, Inc. since 1990; Director
                                             and President, Allmerica Investment Management
                                             Company, Inc. since 1990

Eric A. Simonsen                             Director of First Allmerica since 1996; Vice
  Director and Vice President                President, First Allmerica since 1990; Chief
                                             Financial Officer, First Allmerica 1990 to 1996

Phillip E. Soule                             Director of First Allmerica since 1996; Vice
  Director and Vice President                President, First Allmerica since 1987

ITEM 26.  PERSONS UNDER COMMON CONTROL WITH REGISTRANT

     See attached organization chart.


            ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY


         NAME                        ADDRESS            TYPE OF BUSINESS
         ----                        -------            ----------------
AAM Equity Fund                440 Lincoln Street    Massachusetts Grantor
                               Worcester MA 01653    Trust

AFC Capital Trust I            440 Lincoln Street    Statutory Business Trust
                               Worcester MA 01653

Allmerica Asset Management     440 Lincoln Street    Investment advisory
Limited                        Worcester MA 01653    services

Allmerica Asset Management,    440 Lincoln Street    Investment advisory
Inc.                           Worcester MA 01653    services

Allmerica Benefits, Inc.       440 Lincoln Street    Non-insurance medical
                               Worcester MA 01653    services

Allmerica Equity Index Pool    440 Lincoln Street    Massachusetts Grantor
                               Worcester MA 01653    Trust

Allmerica Financial Alliance   100 North Parkway     Multi-line property and
Insurance Company              Worcester MA 01605    casualty insurance

Allmerica Financial Benefit    100 North Parkway     Multi-line property and
Insurance Company              Worcester MA 01605    casualty insurance

Allmerica Financial            440 Lincoln Street    Holding Company
Corporation                    Worcester MA 01653

Allmerica Financial Insurance  440 Lincoln Street    Insurance Broker
Brokers, Inc.                  Worcester MA 01653

Allmerica Financial Life       440 Lincoln Street    Life insurance, accident
Insurance and                                        and health

Annuity Company (formerly      Worcester MA 01653    insurance, annuities,
known as SMA Life Assurance                          variable annuities and
Company)                                             variable life insurance

Allmerica Financial Services   440 Lincoln Street    Insurance Agency
Insurance Agency, Inc.         Worcester MA 01653

Allmerica Funding Corp.        440 Lincoln Street    Special purpose funding
                               Worcester MA 01653    vehicle for commercial
                                                     paper

Allmerica Funds                440 Lincoln Street    Investment Company
                               Worcester MA 01653

Allmerica, Inc.                440 Lincoln Street    Common employer for
                               Worcester MA 01653    Allmerica Financial
                                                     Corporation entities

Allmerica Institutional        440 Lincoln Street    Accounting, marketing and
Services, Inc.                 Worcester MA 01653    shareholder services for
(formerly known as 440                               investment companies
Financial Group of Worcester,
Inc.)

Allmerica Investment           440 Lincoln Street    Investment advisory
Management Company, Inc.       Worcester MA 01653    services

Allmerica Investments, Inc.    440 Lincoln Street    Securities, retail
                               Worcester MA 01653    broker-dealer

Allmerica Investment Trust     440 Lincoln Street    Investment Company
                               Worcester MA 01653

Allmerica Plus Insurance       440 Lincoln Street    Insurance Agency
Agency, Inc.                   Worcester MA 01653

Allmerica Property & Casualty  440 Lincoln Street    Holding Company
Companies, Inc.                Worcester MA 01653

Allmerica Securities Trust     440 Lincoln Street    Investment Company
                               Worcester MA 01653

Allmerica Services             440 Lincoln Street    Internal administrative
Corporation                    Worcester MA 01653    services provider to
                                                     Allmerica Financial
                                                     Corporation entities

Allmerica Trust Company, N.A.  440 Lincoln Street    Limited purpose national
                               Worcester MA 01653    trust company

AMGRO, Inc.                    100 North Parkway     Premium financing
                               Worcester MA 01605

APC Funding Corp.              440 Lincoln Street    Special purpose funding
                               Worcester MA 01653    vehicle for commercial
                                                     paper

Beltsville Drive Limited       440 Lincoln Street    Real estate partnership
Partnership                    Worcester MA 01653

Citizens Corporation           440 Lincoln Street    Holding Company
                               Worcester MA 01653

Citizens Insurance Company of  645 West Grand River  Multi-line property and
America                        Howell MI 48843       casualty insurance

Citizens Insurance Company of  333 Pierce Road       Multi-line property and
Illinois                       Itasca IL 60143       casualty insurance

Citizens Insurance Company of  3950 Priority Way     Multi-line property and
the Midwest                    South Drive, Suite    casualty insurance
                               200
                               Indianapolis IN
                               46280

Citizens Insurance Company of  8101 N. High Street   Multi-line property and
Ohio                           P.O. Box 342250       casualty insurance
                               Columbus OH 43234

Citizens Management, Inc.      645 West Grand River  Services management
                               Howell MI 48843       company

First Allmerica Financial      440 Lincoln Street    Life, pension, annuity,
Life Insurance Company         Worcester MA 01653    accident and health
(formerly State Mutual Life                          insurance company
Assurance Company of America)

First Sterling Limited         440 Lincoln Street    Holding Company
                               Worcester MA 01653

First Sterling Reinsurance     440 Lincoln Street    Reinsurance Company
Company imited                 Worcester MA 01653

Greendale Special Placements   440 Lincoln Street    Massachusetts Grantor
Fund                           Worcester MA 01653    Trust

The Hanover American           100 North Parkway     Multi-line property and
Insurance Company              Worcester MA 01605    casualty insurance

The Hanover Insurance Company  100 North Parkway     Multi-line property and
                               Worcester MA 01605    casualty insurance

Hanover Texas Insurance        801 East Campbell     Attorney-in-fact for
Management Company, Inc.       Road                  Hanover Lloyd's Insurance
                               Richardson TX 75081   Company

Hanover Lloyd's Insurance      801 East Campbell     Multi-line property and
Company                        Road                  casualty insurance
                               Richardson TX 75081

Linder Skokie Real Estate      440 Lincoln Street    Real estate holding
Corporation                    Worcester MA 01653    company

Lloyds Credit Corporation      440 Lincoln Street    Premium financing service
                               Worcester MA 01653    franchises

Lgan Wells Water Company,      603 Heron Drive       Water Company serving
Inc.                           Bridgeport NJ 08014   land development
                                                     investment

Massachusetts Bay Insurance    100 North Parkway     Multi-line property and
Company                        Worcester MA 01605    casualty insurance

SMA Financial Corp.            440 Lincoln Street    Holding Company
                               Worcester MA 01653

Somerset Square, Inc.          440 Lincoln Street    Real estate holding
                               Worcester MA 01653    company

Sterling Risk Management       440 Lincoln Street    Risk management services
Services, Inc.                 Worcester MA 01653



ITEM 27.  NUMBER OF CONTRACT OWNERS

     As of February 27, 1998, there were 43 Contract holders of qualified Contracts and 228 Contract holders of non-qualified contracts.


ITEM 28.  INDEMNIFICATION

     Article VIII of the Bylaws of Allmerica Financial Life Insurance and Annuity Company (the Depositor) state: Each Director and each Officer of the Corporation, whether or not in office, (and his executors or administrators), shall be indemnified or reimbursed by the Corporation against all expenses actually and necessarily incurred by him in the defense or reasonable settlement of any action, suit, or proceeding in which he is made a party by reason of his being or having been a Director or Officer of the Corporation, including any sums paid in settlement or to discharge judgement, except in relation to matters as to which he shall be finally adjudged in such action, suit or proceeding to be liable for negligence or misconduct in the performance of his duties as such Director or Officer; and the foregoing right of indemnification or reimbursement shall not affect any other rights to which he may be entitled under the Articles of Incorporation, any statute, bylaw, agreement, vote of stockholders, or otherwise.


ITEM 29.       PRINCIPAL UNDERWRITERS

     (a) Allmerica Investments, Inc. also acts as principal underwriter for the following:

          - VEL Account, VEL II Account, Inheiritage Account, Separate Accounts VA-A, VA-B, VA-C, VA-G, VA-H, VA-K, Allmerica Select Separate Account II, Group VEL Account, Separate Account KG, Separate Account KGC, Fulcrum Separate Account, Fulcrum Variable Life Separate Account, Allmerica Select Separate Account of Allmerica Financial Life Insurance and Annuity Company

          - Inheiritage Account, VEL II Account, Separate Account I, Separate Account VA-K, Separate Account VA-P, Group VEL Account, Separate Account KG, Separate Account KGC, Fulcrum Separate Account, Fulcrum Variable Life Separate Account, and Allmerica Select Separate Account of First Allmerica Financial Life Insurance Company.

          -    Allmerica Investment Trust

     (b) The Principal Business Address of each of the following Directors and Officers of Allmerica
          Investments, Inc. is:
          440 Lincoln Street
          Worcester, Massachusetts 01653

     NAME                               POSITION OR OFFICE WITH UNDERWRITER
     ----                               -----------------------------------

     Abigail M. Armstrong               Secretary and Counsel

     Emil J. Aberizk, Jr.               Vice President

     Edward T. Berger                   Vice President and Chief Compliance
                                        Officer

     Richard F. Betzler, Jr.            Vice  President

     Philip J. Coffey                   Vice President

     Thomas P. Cunningham               Vice President, Chief Financial Officer
                                        and Controller

     John F. Kelly                      Director

     William F. Monroe, Jr.             Vice President

     David J. Mueller                   Vice President

     John F. O'Brien                    Director

     Stephen Parker                     President, Director and Chief Executive
                                        Officer

     Edward J. Parry, III               Treasurer

     Richard M. Reilly                  Director

     Eric A. Simonsen                   Director

     Mark G. Steinberg                  Senior Vice President


ITEM 30.  LOCATION OF ACCOUNTS AND RECORDS

     Each account, book or other document required to be maintained by Section 31(a) of the 1940 Act and Rules 31a-1 to 31a-3 thereunder are maintained by the Company at 440 Lincoln Street, Worcester, Massachusetts.


ITEM 31.  MANAGEMENT SERVICES

     The Company provides daily unit value calculations and related services for the Company's separate accounts.


ITEM 32.  UNDERTAKINGS

     (a) Subject to the terms and conditions of Section 15(d) of the Securities Exchange Act of 1934, the undersigned registrant hereby undertakes to file with the Securities and Exchange Commission ("SEC") such supplementary and periodic information, documents, and reports as may be prescribed by any rule or regulation of the SEC heretofore or hereafter duly adopted pursuant to authority conferred in that section.

     (b) The Registrant hereby undertakes to include in the prospectus a postcard that the applicant can remove to send for a Statement of Additional Information.

     (c) The Registrant hereby undertakes to deliver a Statement of Additional Information promptly upon written or oral request, according to the requirements of Form N-4.

     (d) Insofar as indemnification for liability arising under the 1933 Act may be permitted to Directors, Officers and Controlling Persons of Registrant under any registration statement, underwriting agreement or otherwise, Registrant has been advised that, in the opinion of the SEC, such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a Director, Officer or Controlling Person of Registrant in the successful defense of any action, suit or proceeding) is asserted by such Director, Officer or Controlling Person in connection with the securities being registered, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

     (e) The Company hereby represents that the aggregate fees and charges under the Contracts are reasonable in relation to the services rendered, expenses expected to be incurred, and risks assumed by the Company.


ITEM 33. REPRESENTATIONS CONCERNING WITHDRAWAL RESTRICTIONS ON SECTION 403(b) PLANS AND UNDER THE TEXAS OPTIONAL RETIREMENT PROGRAM

     Registrant, a separate account of Allmerica Financial Life Insurance and Annuity Company ("Company"), states that it is (a) relying on Rule 6c-7 under the 1940 Act with respect to withdrawal restrictions under the Texas Optional Retirement Program ("Program") and (b) relying on the "no-action" letter (Ref. No. IP-6-88) issued on November 28, 1988 to the American Council of Life Insurance, in applying the withdrawal restrictions of Internal Revenue Code Section 403(b)(11). Registrant has taken the following steps in reliance on the letter:

     1. Appropriate disclosures regarding the redemption restrictions imposed by the Program and by Section 403(b)(11) have been included in the prospectus of each registration statement used in connection with the offer of the Company's variable contracts.

     2. Appropriate disclosures regarding the redemption restrictions imposed by the Program and by Section 403(b)(11) have been included in sales literature used in connection with the offer of the Company's variable contracts.

     3. Sales Representatives who solicit participants to purchase the variable contracts have been instructed to specifically bring the redemption restrictions imposed by the Program and by Section 403(b)(11) to the attention of potential participants.

     4.   A signed statement acknowledging the participant's understanding of
          (I) the restrictions on redemption imposed by the Program and by
          Section 403(b)(11) and (ii) the investment alternatives available under the employer's arrangement will be obtained from each participant who purchases a variable annuity contract prior to or at the time of purchase.

     Registrant hereby represents that it will not act to deny or limit a transfer request except to the extent that a Service-Ruling or written opinion of counsel, specifically addressing the fact pattern involved and taking into account the terms of the applicable employer plan, determines that denial or limitation is necessary for the variable annuity contracts to meet the requirements of the Program or of Section 403(b). Any transfer request not so denied or limited will be effected as expeditiously as possible.

                                     SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940 the Registrant certifies that it meets all the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Worcester, and Commonwealth of Massachusetts on the 15th day of April, 1998.

                            FULCRUM SEPARATE ACCOUNT OF
               ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

                                             By:  /s/ Abigail M. Armstrong
                                                -------------------------------
                                             Abigail M. Armstrong, Secretary

Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed by the following persons in the capacities and on the date indicated.

Signatures                 Title                            Date
----------                 -----                            ----

  /s/ John F. O'Brien      Director and Chairman of         April 15, 1998
-------------------------  the Board
John F. O'Brien

  /s/ Bruce C. Anderson    Director
-------------------------
Bruce C. Anderson

  /s/ Robert E. Bruce      Director and Chief Information
-------------------------  Officer
Robert E. Bruce

  /s/ John P. Kavanaugh    Director, Vice President and
-------------------------  Chief Investment Officer
John P. Kavanaugh

  /s/ John F. Kelly        Director, Vice President and
-------------------------  General Counsel
John F. Kelly

  /s/ J. Barry May         Director
-------------------------
J. Barry May

  /s/ James R. McAuliffe   Director
-------------------------
James R. McAuliffe

  /s/ Edward J. Parry III  Director, Vice President, Chief
-------------------------  Financial Officer and Treasurer
Edward J. Parry III

  /s/ Richard M. Reilly    Director, President and
-------------------------  Chief Executive Officer
Richard M. Reilly

  /s/ Eric A. Simonsen     Director and Vice President
-------------------------
Eric A. Simonsen

  /s/ Phillip E. Soule     Director
-------------------------
Phillip E. Soule

                                   EXHIBIT TABLE


Exhibit 3                Sales Agreement



Exhibit 8                BFDS Agreements


Exhibit 9                Opinion of Counsel

Exhibit 10               Consent of Independent Accountants

Exhibit 15(a)            Form of Participation Agreement with Palladian Trust

Exhibit 15(b)            Participation Agreement with Allmerica Investment Trust